     As filed with the Securities and Exchange Commission on April 29, 2004


                                            Registration Statement No. 333-41172

                                                                       811-10163

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-6

                  REGISTRATION UNDER THE SECURITIES ACT OF 1933


                        POST-EFFECTIVE AMENDMENT NO. 6 to


                                     And/Or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               AMENDMENT NO. 4 to


                                   ----------

                        COMPANION LIFE SEPARATE ACCOUNT B
                           (Exact name of Registrant)

                        COMPANION LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                303 Merrick Road
                            Lynbrook, New York 11563
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (402) 351-5225

                            Michael E. Huss, Esquire
                            Mutual of Omaha Companies
                          Mutual of Omaha Plaza, 3-Law
                              Omaha, Nebraska 68175
                      Internet: mike.huss@mutualofomaha.com
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):


[_]  immediately upon filing pursuant to paragraph (b) of Rule 485.
[X]  on May 1, 2004 pursuant to paragraph (b) of Rule 485.
[_]  ___ days after filing pursuant to paragraph (a)(1) of Rule 485.
[_]  on date pursuant to paragraph (a)(1) of Rule 485.

                    If appropriate, check the following box:
     [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
     [_]  Check box if it is proposed that this filing will become effective on
          (date) at (time) pursuant to Rule 487.

================================================================================

--------------------------------------------------------------------------------
[LOGO OF MUTUAL OF OMAHA] Companion of New York          PROSPECTUS: May 1, 2004

                                                             ULTRA VARIABLE LIFE
                                                     Individual Flexible Premium
                                                         Variable Life Insurance
--------------------------------------------------------------------------------

     This Prospectus describes ULTRA VARIABLE LIFE, a flexible premium variable life insurance policy offered by Companion Life Insurance Company. The minimum specified amount of insurance coverage is $100,000.

     The Policy includes 32 variable investment options (where you have the investment risk) with investment portfolios from:

     .  The Alger American Fund
     .  Federated Insurance Series
     . Fidelity Variable Insurance Products Funds and Variable Insurance Products Fund II
     .  MFS Variable Insurance Trust
     .  Pioneer Variable Contracts Fund
     .  Scudder Investment VIT Funds
     .  Scudder Variable Series I Fund
     . T. Rowe Price Equity Series, Inc., Fixed Income Series, Inc., and International Series, Inc.
     .  Van Kampen Universal Institutional Funds, Inc.

and two fixed rate options (where we have the investment risk).

     The variable investment options are not direct investments in mutual fund shares, but are offered through Subaccounts of Companion Life Separate Account
B. The value of your Policy will go up or down based on the investment performance of the variable investment options that you choose. There is no minimum guaranteed Cash Surrender Value for any amounts you allocate to the variable investment options. The amount of the death benefit can also vary as a result of investment performance.

--------------------------------------------------------------------------------
Please Read This Prospectus Carefully. It provides information you should consider before investing in a Policy. Keep this Prospectus and the prospectuses for the investment portfolios for future reference.

The Securities and Exchange Commission ("SEC") maintains an internet web site (http://www.sec.gov) that contains more information about us and the Policy. You may also review and copy our SEC registration of the Policy at the SEC's Public Reference Room in Washington, D.C. (call the SEC at 1-800-SEC-0330 for details and public hours).
--------------------------------------------------------------------------------

     The SEC does not pass upon the accuracy or adequacy of this Prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

             Remember that the Policy and the investment portfolios:

                . are subject to risk, including possible loss of principal . are not bank deposits
                .  are not government insured
                .  are not endorsed by any bank or government agency
                .  may not achieve their goals

--------------------------------------------------------------------------------
           COMPANION LIFE INSURANCE COMPANY, Variable Product Services
            P O. Box 3664, Omaha, Nebraska 68103-0664 1-800-494-0067
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTENTS                                                                   Pages

--------------------------------------------------------------------------------
POLICY BENEFITS/RISK SUMMARY                                                3-6
Policy Benefits
Policy Risks
--------------------------------------------------------------------------------
FEE TABLES                                                                  7-9
--------------------------------------------------------------------------------
HOW THE POLICY OPERATES                                                    10-12
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COMPARISON TO OTHER POLICIES AND INVESTMENTS                                13
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ABOUT US                                                                    14
--------------------------------------------------------------------------------
INVESTMENT OPTIONS                                                         15-23
   Variable Investment Options
   Fixed Rate Options
   Transfers
   Market-Timing Restrictions
   Dollar Cost Averaging
   Systematic Transfer Enrollment Program
   Asset Allocation Program
   Rebalancing Program
--------------------------------------------------------------------------------
IMPORTANT POLICY PROVISIONS                                                24-28
   Policy Application and Premium Payments
   Accumulation Value
   Lapse and Grace Period
   Continuation of Insurance
   Maturity Date
   Paid-Up Life Insurance
   Reinstatement
   Delay of Payments
--------------------------------------------------------------------------------
EXPENSES                                                                   29-31
   Deductions from Premium
   Monthly Deduction
   Transfer Charge
   Surrender Charge
   Series Fund Charges; Investment Advisory Fees
--------------------------------------------------------------------------------
POLICY DISTRIBUTIONS                                                       32-34
   Policy Loans
   Surrender
   Partial Withdrawals
   Death Benefit
   Payment of Proceeds
--------------------------------------------------------------------------------
FEDERAL TAX MATTERS                                                        35-37
   Life Insurance Qualification
   Tax Treatment of Loans and Other Distributions
   Other Policy Owner Tax Matters
--------------------------------------------------------------------------------
MISCELLANEOUS                                                              38-43
   Telephone Transactions
   Distribution of the Policies
   Legal Proceedings
   Financial Statements
   USA Patriot Act Notice
   Privacy Notice
   Do You Have Questions?
--------------------------------------------------------------------------------
DEFINITIONS                                                                 44
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION                                         45

--------------------------------------------------------------------------------
POLICY BENEFITS/RISKS SUMMARY

     The ULTRA VARIABLE LIFE Policy described in this Prospectus is a variable life insurance policy. The Policy is built around its Accumulation Value. The Accumulation Value will increase or decrease depending on the investment performance of the variable investment options, the amount of interest we credit to the fixed rate options, the premiums you pay, the Policy fees and charges we deduct, and the effect of any Policy transactions (such as transfers, withdrawals and loans). There is no minimum guaranteed Cash Surrender Value. You could lose some or all of your money.

     This summary describes the Policy's important benefits and risks. The sections in this Prospectus following this summary discuss the Policy's benefits and other provisions in more detail. The Glossary at the end of this Prospectus defines certain words and phrases used in this Prospectus.

     You should rely only on the information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

NOTE: Because this is a summary, it does not contain all the information that may be important to you. You should read this entire Prospectus and the underlying investment portfolios' prospectuses carefully before investing.

[ ]  POLICY BENEFITS

Death Benefits

     We will pay a death benefit after we receive necessary documentation of the insured's death, and we have sufficient information about the Beneficiary to make the payment. The amount paid is the death benefit described below, plus any amounts provided by rider, less any outstanding loans, unpaid loan interest and any unpaid Monthly Deductions.

     You have a choice of one of two death benefit options. (Option 1 is in effect unless you elect Option 2.)

Death Benefit Option 1:
-----------------------
The death benefit is the greater of:

          (a)  the specified amount of insurance coverage on the date of death;
               or
          (b) the Policy's Accumulation Value on the date of death plus the corridor amount.
The death benefit amount can be level at the specified amount of insurance coverage.

Death Benefit Option 2:
-----------------------
The death benefit is the Policy's Accumulation Value on the date of death plus the greater of:
          (a)  the specified amount of insurance coverage on the date of death;
               or
          (b)  the corridor amount.
The death benefit amount will always vary as the Accumulation Value goes up or down each day.

Subject to certain restrictions and limitations, you can usually change the death benefit option and the specified amount of insurance coverage. Changing the death benefit option or specified amount of insurance coverage may have tax consequences.

No-Lapse Period:
----------------
If you meet the minimum monthly premium and certain other requirements and limitations, the Policy will not lapse during a No-Lapse Period, even if the Cash Surrender Value is insufficient to pay the Monthly Deduction.

Additional Insured Rider:
-------------------------
For an additional charge, this rider provides term insurance for the primary insured.

Accidental Death Benefit Rider:
-------------------------------
For an additional charge, this rider provides additional coverage of the insured in the event of an accidental death.

Cash Benefits
-------------

     The primary purpose of the Policy is to provide a death benefit upon the insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or surrender the Policy for its Cash Surrender Value. The Cash Surrender Value (the Accumulation Value less any Policy loans, unpaid interest and any applicable surrender charges) may be substantially less than the premiums paid.

     Subject to certain restrictions and limitations, the Accumulation Value of a Policy may be transferred among the Subaccounts and the fixed account. Transfers of Accumulation Value may be made pursuant to specific instruction we receive from you or as part of one of the dollar cost averaging, STEP, asset allocation or rebalancing programs described in this Prospectus.

Policy Loan:
------------
After the first Policy Year, you may borrow up to 100% of the Cash Surrender Value, less loan interest to the end of the Policy Year, and less a Monthly Deduction that is sufficient to continue the Policy in force for at least one month. Depending on the circumstances, receipt of a Policy loan may have federal income tax consequences. See "Federal Tax Matters."

Surrender:
----------
While the insured is alive, you may terminate the Policy for its Cash Surrender Value. Following surrender, all your rights in the Policy end. The surrender of a Policy may have federal income tax consequences. See "Federal Tax Matters."

Partial Withdrawal:
-------------------
After the first Policy Year, you may withdraw part of the Accumulation Value. The amount requested and any applicable surrender charge will be deducted from the Accumulation Value on the date we receive your request. A partial withdrawal will affect the death benefit. A partial withdrawal may have federal income tax consequences. See "Federal Tax Matters."

Transfers:
----------
The Policy is designed for long-term investment, not for active trading or "market timing." Nevertheless, subject to certain restrictions, you (or a third party, if your written authorization is received) may transfer all or part of your Accumulation Value from one Subaccount to another, from the Subaccounts to the fixed account, or from the fixed account to any Subaccount.

Dollar Cost Averaging:
----------------------
Our dollar cost averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from one Subaccount or the fixed account to any Subaccount(s). Certain minimums and other restrictions apply.

STEP Program:
-------------
The STEP Program allows you to automatically transfer funds on a monthly basis from the systematic transfer account to any Subaccount. It allows you to use a dollar cost averaging concept to move your initial premium from a fixed interest rate account into variable investment options within twelve months.

Asset Allocation Program:
-------------------------
The asset allocation program allows you to allocate premiums and Accumulation Value among designated Subaccounts and the fixed account.

Rebalancing Program:
--------------------
The rebalancing program allows you to have part or all of your Accumulation Value automatically re-balanced among designated Subaccounts and the fixed account pursuant to your instructions on a quarterly, semi-annual or annual basis.

Tax Benefits
------------

     We intend for the Policy to satisfy the definition of life insurance under the Internal Revenue Code. Therefore, the death benefit generally should be excludable from the gross income of the Beneficiary. Similarly, you should not be in constructive receipt of the Cash Surrender Value, and therefore should not be taxed on increases in the Accumulation Value until you take out a loan or a withdrawal, surrender the Policy, or we pay the maturity benefit. In addition, transfers of Accumulation Value are not taxable transactions.

Right to Examine Period
-----------------------

     New York insurance law grants you 10 days to review your policy and cancel it for a return of premium paid.

Supplemental Rider Benefits
---------------------------

     Your Policy may have one or more supplemental benefits, which are attached to the Policy by rider. Each is subject to its own requirements as to eligibility and for most riders there is an additional charge. In addition to the riders previously described, other benefits currently available under the Policy are: the disability rider and the paid-up life insurance rider.

Illustrations
-------------

     Upon request, we will provide illustrations based upon the proposed insured's actual age, sex, risk and rate class, the specified amount of insurance coverage, the proposed amount and frequency of premium payments and any available riders requested. These illustrations may assist you in comparing the Policy's death benefits, Cash Surrender Values and Accumulation Values with those of other variable life insurance products. The illustrations may demonstrate that the Cash Surrender Value may be zero or very low (compared to premium paid), especially in the early Policy Years. Remember that the illustrations are only hypothetical and do not guarantee future values or benefits.

[ ]  POLICY RISKS

Investment Risk
---------------

     If you allocate your Accumulation Value to one or more Subaccounts (i.e. variable investment options) then you will be subject to the risk that investment performance will be unfavorable and that the Accumulation Value will decrease. In addition, we deduct fees and charges from your Accumulation Value. There is no minimum guaranteed Accumulation Value. The Accumulation Value may decrease if the investment performance of the Subacounts (to which Accumulation Value is allocated) is not sufficiently positive to cover the charges deducted under the Policy. During times of poor investment performance, these deductions will have an even greater impact on your Accumulation Value. You could lose everything you invest. If you allocate net premiums to one of the fixed rate options, then we credit your Accumulation Value (in the fixed rate options) with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than the applicable guaranteed minimum annual effective rate.

Risk of Lapse
-------------

     Your Policy can lapse without value, even if all planned premiums have been paid in full and on schedule, if the Accumulation Value is not enough to cover the Monthly Deduction (subject to the No-Lapse Period provision), and a grace period expires without a sufficient premium payment. If a Policy loan is outstanding, lapse will occur if the Cash Surrender Value is not enough to cover the Monthly Deduction and any outstanding loan interest (subject to the No-Lapse Period provision), and a grace period expires without a sufficient premium payment. Additional premium payments will be necessary during the grace period to keep the Policy in force if this occurs. A lapse could result in adverse tax consequences.

Tax Risks
---------

     We anticipate that the Policy should generally be deemed a life insurance contract under federal tax law. However, due to limited guidelines under the federal tax law, there is some uncertainty about the application of the federal tax law to the Policy, particularly with respect to Policies issued on a substandard basis. Also, there may be some uncertainty regarding tax treatment of preferred loans. Please consult a tax adviser about these consequences.

     Depending on the total amount of premiums you pay, the Policy may be treated as a modified endowment contract for federal tax purposes. If a Policy is treated as a modified endowment contract, then surrenders, partial withdrawals and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial withdrawals and loan taken before you reach age 59 1/2. If the Policy is not a modified endowment contract, then distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a modified endowment contract are subject to the 10% penalty tax.

See "Federal Tax Matters." You should consult a qualified tax adviser for assistance in all Policy-related tax matters.

Surrender, Partial Withdrawal and Decrease in Specified Amounts of Insurance
----------------------------------------------------------------------------
Coverage
--------

     If you surrender the policy or make a partial withdrawal, we may deduct a surrender charge from the amount of the surrender or partial withdrawal. The surrender charge varies by issue age, sex, risk and rate class, and length of time your Policy has been in force and the specified amount of insurance coverage. Generally, the surrender charge will be greatest in the early Policy Years. It is possible that you will receive no net Cash Surrender Value if you surrender your Policy, especially in the first few Policy Years. If you decrease the Policy's current specified amount of insurance coverage, we may deduct a surrender charge. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Accumulation Value in the near future. We designed the Policy to meet long-term financial goals. The Policy is not suitable as a short-term investment.

     A surrender or partial withdrawal may have tax consequences.

Loan Risks
----------

     A Policy loan will affect your Policy in several ways over time, whether or not it is repaid, because the investment results of the variable Subaccounts and fixed rate options may be less than (or greater than) the net interest rate credited on the amount transferred to the Loan Account.

.. Your Accumulation Value, in comparison to a Policy under which no loan has been made, will be less if the Loan Account net interest rate is less than the investment return of the applicable variable Subaccounts or applicable rate of the fixed rate options (and greater if the Loan Account net interest rate is higher than the investment return of the applicable variable Subaccounts or fixed rate options).

.. A Policy loan increases the risk that the Policy will terminate, since a loan decreases the Cash Surrender Value.

.. If the death benefit becomes payable while a Policy loan is outstanding, the loan balance will be deducted in calculating the death benefit proceeds.

If you surrender the Policy or your Policy terminates because the Monthly Deduction and loan interest due is greater than the Cash Surrender Value on any Monthly Deduction date (and a grace period expires without sufficient premium payment), the amount of the loan, to the extent it has not been previously taxed, may be taxable to you.

Investment Portfolio Risks
--------------------------

     A comprehensive discussion of the risks of each investment portfolio may be found in each investment portfolio's prospectus. Please refer to the investment portfolio's prospectuses for more information.

      There is no assurance that any investment portfolio will achieve its stated investment objective.

--------------------------------------------------------------------------------
FEE TABLES

     The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you pay premiums, surrender the Policy, make partial withdrawals from the Policy and transfer Accumulation Value among the Subaccounts and the fixed account. If the amount of a charge depends on the personal characteristics of the insured, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of a representative insured with the characteristics set forth in the table. These charges may not be typical of the charges you will pay.

-----------------------------------------------------------------------------------------------------------------------------
                                                        Transaction Fees
-----------------------------------------------------------------------------------------------------------------------------
                                                                  Amount Deducted -- Maximum     Amount Deducted -- Current
             Charge                  When Charge is Deducted           Guaranteed Charge                   Charge
-----------------------------------------------------------------------------------------------------------------------------
Deductions from Premiums:
-----------------------------------------------------------------------------------------------------------------------------
           Tax Charge                 Upon receipt of each       3.75% of each premium payment  3.75% of each premium payment premium payment
-----------------------------------------------------------------------------------------------------------------------------
    Premium Processing Charge         Upon receipt of each         $2.00 per premium payment      $2.00 per premium payment
                                        premium payment
-----------------------------------------------------------------------------------------------------------------------------
Surrender Charge:/1/
-----------------------------------------------------------------------------------------------------------------------------
   Minimum and Maximum Charge      At the time of surrender,        $0 - $50 per $1,000 of         $0 - $50 per $1,000 of
                                   partial withdrawal, lapse     specified amount of insurance       specified amount of
                                    or decrease in specified               coverage                  insurance coverage
                                  amount of insurance coverage
-----------------------------------------------------------------------------------------------------------------------------
   31 year old male, standard,     At the time of surrender,      $10 per $1,000 of specified    $10 per $1,000 of specified
 preferred non-smoker, $260,000    partial withdrawal, lapse     amount of insurance coverage   amount of insurance coverage
  face in the first Policy Year     or decrease in specified
                                  amount of insurance coverage
-----------------------------------------------------------------------------------------------------------------------------
Transfer Charge:
-----------------------------------------------------------------------------------------------------------------------------
                                  Upon the first 12 transfers              No Charge                      No Charge
                                        in a Policy Year
-----------------------------------------------------------------------------------------------------------------------------
                                   Upon each transfer over 12          $10 per transfer               $10 per transfer
                                        in a Policy Year
-----------------------------------------------------------------------------------------------------------------------------
Loan Interest Spread:/2/          On Policy anniversary or      2.00% (annually) up to the      2.00% (annually) up to the
                                  earlier, as applicable/3/     10/th/ Policy Year, and zero    10/th/ Policy Year and zero
                                                                thereafter                      thereafter
-----------------------------------------------------------------------------------------------------------------------------

----------
/1/ The surrender charge varies by issue age, sex, risk and rate class, length of time the Policy has been in force, and amount of insurance coverage.
/2/ The Loan Interest Spread is the difference between the amount of interest we charge you for a loan (which is 6.00% annually) and the amount of interest we credit to the amount in your Loan Account (which is 4.00% annually up to the 10/th/ Policy Year and 6.00% thereafter).
/3/ While a Policy loan is outstanding, loan interest is charged in arrears on each Policy anniversary or, if earlier, on the date of loan repayment, Policy lapse, surrender, termination, or the insured's death.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the Series Funds' fees and expenses. If the amount of a charge depends on the personal characteristics of the insured, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of a representative insured with the characteristics set forth in the table. These charges may not be typical of the charges you will pay.

-----------------------------------------------------------------------------------------------------------------------------
                                 Periodic Charges Other Than Series Fund Operating Expenses
-----------------------------------------------------------------------------------------------------------------------------
                                                                  Amount Deducted -- Maximum     Amount Deducted -- Current
             Charge                  When Charge is Deducted           Guaranteed Charge                   Charge
-----------------------------------------------------------------------------------------------------------------------------
Cost of Insurance:/4/
-----------------------------------------------------------------------------------------------------------------------------
    Minimum and Maximum Charge           On each Monthly               $0.06 - $83.33                 $0.065 - $83.33
                                          Deduction Date
                                        (Per $1,000 of net
                                        amount at risk per
                                              month)
-----------------------------------------------------------------------------------------------------------------------------
    31 year old male, standard,          On each Monthly                   $0.15                           $0.12
  preferred non-smoker, $260,000          Deduction Date
   face in the first Policy Year        (Per $1,000 of net
                                        amount at risk per
                                              month)
-----------------------------------------------------------------------------------------------------------------------------
Risk Charge:                             On each Monthly        Annual rate of:                 Annual rate of:
                                          Deduction Date        .  0.70% of the                 .  0.70% of the
                                                                   Accumulation Value during       Accumulation Value during
                                                                   first 10 Policy Years           first 10 Policy Years
                                                                .  0.55% of the                 .  0.55% of the
                                                                   Accumulation Value for          Accumulation Value up to
                                                                   Policy Years after 10/5/        $25,000 and 0.15% of the
                                                                                                   Accumulation Value in
                                                                                                   excess of $25,000 for
                                                                                                   Policy Years after 10/5/
-----------------------------------------------------------------------------------------------------------------------------
Administration Charge:                   On each Monthly                   $7.00                           $7.00
                                          Deduction Date
-----------------------------------------------------------------------------------------------------------------------------

----------
/4/ Cost of insurance charges vary based on the issue age, sex, risk and rate class of the insured, the current specified amount of insurance coverage, and for length of time the Policy has been in force. The charge generally increases as the insured ages. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy's data page will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charge applicable to your Policy is available upon request from our Variable Product Service Office.
/5/ For Policy Years after 10, the risk charge is equivalent to an annual charge of 0.55% of the Accumulation Value up to $25,000, and is 0.15% of the Accumulation Value in excess of $25,000; the latter can increase but the risk charge after Policy Year 10 will never exceed 0.55% of the Accumulation Value.

-----------------------------------------------------------------------------------------------------------------------------
                                Periodic Charges Other Than Series Fund Operating Expenses
-----------------------------------------------------------------------------------------------------------------------------
                                                                  Amount Deducted - Maximum      Amount Deducted - Current
             Charge                  When Charge is Deducted           Guaranteed Charge                   Charge
-----------------------------------------------------------------------------------------------------------------------------
Optional Rider Charges:/6/
-----------------------------------------------------------------------------------------------------------------------------
Additional Insured Rider:
-----------------------------------------------------------------------------------------------------------------------------
  Minimum and Maximum Charge       On each Monthly Deduction           $0.06 - $83.33                $0.03 - $83.33
                                             Date
                                  (Per $1,000 of rider benefit
                                        amount per month)
-----------------------------------------------------------------------------------------------------------------------------
  31 year old male, standard,      On each Monthly Deduction               $0.09                          $0.06
preferred non-smoker, $260,000               Date
 face in the first Policy Year    (Per $1,000 of rider benefit
                                        amount per month)
-----------------------------------------------------------------------------------------------------------------------------
Accidental Death Benefit Rider:
-----------------------------------------------------------------------------------------------------------------------------
  Minimum and Maximum Charge       On each Monthly Deduction           $0.08 - $0.18                  $0.08 - $0.18
                                             Date
                                  (Per $1,000 of rider benefit
                                        amount per month)
-----------------------------------------------------------------------------------------------------------------------------
  31 year old male, standard,      On each Monthly Deduction               $0.08                          $0.08
preferred non-smoker, $260,000               Date
 face in the first Policy Year    (Per $1,000 of rider benefit
                                        amount per month)
-----------------------------------------------------------------------------------------------------------------------------
Disability Rider:
-----------------------------------------------------------------------------------------------------------------------------
  Minimum and Maximum Charge       On each Monthly Deduction           $0.07 - $0.46                  $0.07 - $0.46
                                             Date
                                  (Per $1.00 of rider benefit
                                       amount per month)
-----------------------------------------------------------------------------------------------------------------------------
  31 year old male, standard,      On each Monthly Deduction               $0.07                          $0.07
non-smoker in the first Policy               Date
             Year                 (Per $1.00 of rider benefit
                                       amount per month)
-----------------------------------------------------------------------------------------------------------------------------
Paid-up Life Insurance Rider:        Date rider benefit is       3.0% of Accumulation Value     3.0% of Accumulation Value
                                           exercised
-----------------------------------------------------------------------------------------------------------------------------

     The next item shows the minimum and maximum total operating expenses deducted from the total net assets of the investment portfolios (before fee waivers or expense reimbursements) during the fiscal year ended December 31, 2003. Expenses of the investment portfolios may be higher or lower in the future. More detail concerning each investment portfolio's fees and expenses is contained in the prospectus for each investment portfolio.

Annual Investment Portfolio Operating Expenses:/7/


-------------------------------------------------------------------------------
                                                        Minimum       Maximum
-------------------------------------------------------------------------------
Annual Investment Portfolio Operating Expenses               0.34%         2.65%
(expenses that are deducted from portfolio assets,
including management fees, distribution or services
(12b-1 fees) and other expenses).
-------------------------------------------------------------------------------


----------
/6/ Charges for most of the riders vary based on the insured's issue or actual age, sex and risk and rate class, and may vary based on Policy Year and specified amount of insurance coverage or net amount at risk. Charges based on actual age may increase as the insured ages. The rider charges shown in the table may not be typical of the charges you will pay. Your Policy's specifications page will indicate the rider charges applicable to your Policy, and more detailed information concerning these rider charges is available on request from our Variable Product Services Office.
/7/ The fee and expense data regarding each Series Fund, which are fees and expenses for 2003, was provided to Companion by the Series Fund. The Series Funds are not affiliated with Companion. We have not independently verified these figures.

--------------------------------------------------------------------------------
HOW THE POLICY OPERATES

     The following chart shows how the Policy operates and includes a summary of expenses. For more information, refer to specific sections of this Prospectus.

                    ----------------------------------------
                                POLICY FLOW CHART
                    ----------------------------------------
                                     PREMIUM

                    .  The minimum initial premium required
                       is based on the initial specified
                       amount of insurance coverage (minimum
                       amount of $100,000).
                    .  Additional premium payments may be
                       required pursuant to a planned
                       premium schedule. Payments in
                       addition to planned premiums may be
                       made, within limits.
                    .  Additional premiums may be required
                       to prevent the Policy from lapsing.
                       Payment of the planned premiums may
                       not be enough to keep the Policy from
                       lapsing, even during the No-Lapse
                       Period.
                    ----------------------------------------

                    ----------------------------------------
                      DEDUCTIONS BEFORE ALLOCATING PREMIUM

                    Premium Charges per premium payment:
                    .  3.75% of each premium for state and
                       federal tax expenses (which may be
                       more or less than the actual amount
                       of federal and state tax expense that
                       we are required to pay for a
                       particular Policy or premium).
                    .  $2 from each premium for premium
                       processing expenses.

                    The remaining amount is your net
                    premium.
                    ----------------------------------------

               --------------------------------------------------
                              INVESTMENT OF PREMIUM

               . You direct the allocation of all net premiums among the 32 Subaccounts of the Variable Account, the fixed account and the systematic transfer account. Each Subaccount invests in a corresponding investment portfolio of one of the Series Funds.
               --------------------------------------------------

     ----------------------------------------------------------------------
                          CHARGES DEDUCTED FROM ASSETS

     . We take a Monthly Deduction out of your Accumulation Value (the annual rates set forth below are calculated as a percentage of Accumulation Value) composed of:
        - 0.70% for mortality and expense risk charge during Policy Years 1 - 10; 0.55% after Policy Year 10 for the Accumulation Value of $25,000 or less; currently 0.15% after Policy Year 10 for the Accumulation Value in excess of $25,000. The mortality and risk charge after Policy Year 10 can increase but will never exceed the guaranteed maximum charge of 0.55%.
        -  $7 administrative charge.
        -  A cost of insurance charge (based on the Net Amount at Risk).
        -  Rider charges (if any).
     . $10 fee for transfers among the Subaccounts and the fixed account (first 12 transfers per Policy Year are free) deducted from the amount of the transfer on the date of the transfer.
     . Investment advisory fees and operating expenses are deducted from the assets of each investment portfolio.
     ----------------------------------------------------------------------

          ------------------------------------------------------------
                               ACCUMULATION VALUE

          . Your Accumulation Value is equal to your net premiums adjusted up or down each Business Day to reflect the Subaccounts' investment experience, earnings on amounts you have invested in the fixed account and the systematic transfer account, charges deducted, and other Policy transactions (such as loans and partial withdrawals).
          . Accumulation Value may vary daily. There is no minimum guaranteed Accumulation Value for the Subaccounts. The Policy may lapse, even if there is no Policy loan.
          . Accumulation Value can be transferred among the Subaccounts. Policy loans reduce the amount available for allocations and transfers.
          . Dollar cost averaging, asset allocation and rebalancing programs are available.
          . Accumulation Value is the starting point for calculating certain values under a Policy, such as the Cash Surrender Value and the death benefit.
          ------------------------------------------------------------

--------------------------------------------------------------------------------
                           ACCUMULATION VALUE BENEFITS

..    After the first Policy Year you can take loans for amounts up to 100% of
     Cash Surrender Value (less loan interest to the end of the Policy Year and a sufficient Monthly Deduction to keep the Policy in force for at least one month) at a net annual interest rate charge of 2%.
..    Preferred loans are available beginning in the 10/th/ Policy Year and later with a net interest rate charge of 0%. All loans become preferred loans beginning in the 10/th/ Policy Year.
..    You can surrender the Policy in full at any time for its Cash Surrender
     Value, or withdraw part of the Accumulation Value (after the first Policy
     Year). A surrender charge based upon issue age, sex, risk class, and the amount of time you have had your Policy, may apply to any surrender or reduction in the specified amount of insurance coverage for the first 12 Policy Years. The highest aggregate surrender charge is $50 for each $1,000 of specified amount of insurance coverage. Taxes and tax penalties may also apply.
..    If the Policy is a modified endowment contract, then Policy loans will be treated as withdrawals for tax purposes.
..    Fixed and variable payout options are available.

                                  DEATH BENEFIT

..    Received income tax free to Beneficiary.
..    Available as lump sum or under a variety of payout options.
..    Two death benefit options are available:
     (1) greater of (a) current specified amount; or (b) Accumulation Value on the date of death plus a corridor amount; or
     (2) Accumulation Value plus the greater of (a) the current specified amount, or (b) a corridor amount.
..    Flexibility to change death benefit option and specified amount of insurance coverage.
..    Rider benefits are available.

Death benefit proceeds paid are reduced by any Policy loan balance and unpaid loan interest.
--------------------------------------------------------------------------------

Tax-Free Exchanges (1035 Exchanges)
-----------------------------------

     You can generally exchange one life insurance policy for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this Prospectus, you might have to pay a surrender charge on your old policy, there will be a new surrender charge period for this Policy, other charges may be higher (or lower) and the benefits may be different. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

             -------------------------------------------------------
                 For more detailed information about the Policy,
             Please read the rest of this Prospectus and the Policy.
             -------------------------------------------------------

--------------------------------------------------------------------------------
COMPARISON TO OTHER POLICIES AND INVESTMENTS

     The Policy offered by this Prospectus is designed to provide life insurance coverage for the insured. It is not offered primarily as an investment.

--------------------------------------------------------------------------------
A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax-deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees and asset allocation models.
--------------------------------------------------------------------------------

     Compared to other life insurance policies. In many respects, the Policy is similar to fixed-benefit life insurance. Like fixed-benefit life insurance, the Policy offers a death benefit and provides loan privileges and surrender values. The Policy gives you the flexibility to vary the amount and timing of premium payments and, within limits, to change the death benefit payable under the Policy. The Policy is different from fixed-benefit life insurance in that the death benefit may vary as a result of the investment experience of the variable investment options that you select. The Accumulation Value will always vary in accordance with that investment experience.

     Compared to mutual funds. The Policy is designed to provide life insurance protection. Although the underlying investment portfolios operate like mutual funds and have similar investment risks, in many ways the Policy differs from mutual fund investments. The main differences are:

..  The Policy provides a death benefit based on the life of the insured.
.. The Policy can lapse with no value, if your Accumulation Value is not enough to pay a Monthly Deduction unless the Policy is in a No-Lapse Period (which requires a minimum level of premium payments).
..  Insurance-related charges not associated with direct mutual fund investments are deducted from the value of the Policy.
..  We, not you, own the shares of the underlying Series Funds. You have interests in our Subaccounts that invest in the Series Funds that you select. .. Dividends and capital gains distributed by the investment portfolios are automatically reinvested.
.. Premiums are held in the Federated Prime Money Fund II portfolio until the end of the "right to examine period" required by New York law plus five Business Days. Only then is premium invested in the other variable investment options that you elected.
..  Federal income tax liability on any earnings is generally deferred until you receive a distribution from the Policy.
..  You can make transfers from one underlying investment portfolio to another without tax liability.
.. Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income, although (a) such earnings are exempt from taxation if received as a death benefit, and (b) taxation is deferred until such earnings are distributed.
.. The Policy might be a "modified endowment contract." If it is, then (a) there will be a 10% penalty tax on distributions before age 59 1/2; (b) distributions would be deemed to come from earnings first (taxable), then from your investment; and (c) loans will be treated as distributions.
.. New York insurance law grants you 10 days to review your policy and cancel it for a return of premium paid.

--------------------------------------------------------------------------------
ABOUT US


     We are Companion Life Insurance Company, a stock life insurance company organized under the laws of the State of New York in 1949. We are a wholly-owned subsidiary of United of Omaha Life Insurance Company, which is a wholly-owned subsidiary of Mutual of Omaha Insurance Company. The Mutual of Omaha family of companies provides life, health, disability, home and auto insurance, trust services, and investment sales and brokerage services. The Mutual of Omaha Companies have a proud tradition of supporting environmental education, beginning with its long-running Mutual of Omaha's Wild Kingdom television program, and continued through its Wildlife Heritage Trust. Companion is principally engaged in the business of issuing group and individual life insurance and annuity policies, and group accident and health insurance in New York.


     We may from time to time publish (in advertisements, sales literature and reports to Policy Owners) the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Rating Services, and Duff & Phelps Credit Rating Company. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. The ratings do not bear on the investment performance of assets held in the Variable Account or on the safety or the degree of risk associated with an investment in the Variable Account.

--------------------------------------------------------------------------------
INVESTMENT OPTIONS

--------------------------------------------------------------------------------
The investment results of each investment portfolio, whose investment goals are summarized below, are likely to differ significantly. You should consider carefully, and on a continuing basis, which investment portfolios or combination of investment portfolios and fixed rate options best suit your long-term investment goals.
--------------------------------------------------------------------------------

     We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment goals -- each chosen for its potential to meet specific investment goals. You may allocate all or a part of your premiums to one or a combination of the variable investment options or the fixed rate options (although allocations to the systematic transfer account are limited to initial premium and rollovers only). Allocations must be in whole percentages and total 100%.

     You can choose among 32 variable investment options and two-fixed rate options.

[ ]  VARIABLE INVESTMENT OPTIONS

--------------------------------------------------------------------------------
The investment portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment goals and policies of certain investment portfolios available under the Policy are very similar to the investment goals and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the investment portfolios available under the Policy may be lower or higher than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the investment portfolios available under the Policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment adviser or manager and the same investment goals and policies, and a very similar name.

For detailed information about any investment portfolio, including its expenses and performance history, refer to the prospectus for that investment portfolio.
--------------------------------------------------------------------------------

     With the Policy's variable investment options, you bear the investment risk, not us. You control the amount of money you invest in each of the investment portfolios, and you bear the risk those investment portfolios will perform worse than you expect.

     The Variable Account, Companion Life Separate Account B, provides you with 32 variable investment options in the form of Series Fund investment portfolios. Each Series Fund is an open-end investment management company. When you allocate Accumulation Value to a Series Fund's investment portfolio, those funds are placed in a Subaccount of the Variable Account corresponding to that investment portfolio, and the Subaccount in turn invests in the investment portfolio. The Accumulation Value of your Policy depends directly on the investment performance of the investment portfolios that you select.

-------------------------------------------------------------------------------------------------------------------------------
                                        Variable Investment Options
                                 Under Companion Life Separate Account B
Asset Category (*)                       (Series Fund - Portfolio)                                      Goal
-------------------------------------------------------------------------------------------------------------------------------
Emerging Markets       Van Kampen Universal Institutional Funds, Inc. -                 Long-term capital appreciation
Equity                 Van Kampen UIF Emerging Markets Equity Portfolio /(6)/
                       --------------------------------------------------------------------------------------------------------
                                                          Emerging market country securities
-------------------------------------------------------------------------------------------------------------------------------
International Equity   Scudder Investment VIT Funds -                                   Long-term capital appreciation
                       Scudder VIT EAFE(R) Equity Index Fund Portfolio Class A /(11)/
                       --------------------------------------------------------------------------------------------------------
                                       Statistically selected sample of the securities found in the EAFE(R) Index
                       --------------------------------------------------------------------------------------------------------
                       Scudder Variable Series I Fund -                                 Long-term capital appreciation
                       Scudder VS1 Global Discovery Portfolio Class B /(8)/
                       --------------------------------------------------------------------------------------------------------
                                                    Small companies in the U.S. or foreign markets
                       --------------------------------------------------------------------------------------------------------
                       Scudder Variable Series I Fund -                                 Long-term capital appreciation
                       Scudder VS1 International Portfolio Class A /(8)/
                       --------------------------------------------------------------------------------------------------------
                                        Common stocks of companies which do business outside the United States
                       --------------------------------------------------------------------------------------------------------
                       T. Rowe Price International Series, Inc. -                       Long-term capital appreciation
                       T. Rowe Price International Stock Portfolio /(9)/
                       --------------------------------------------------------------------------------------------------------
                                                          Common stocks of foreign companies
-------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity     Pioneer Variable Contracts Trust -                               Long-term capital appreciation with
                       Pioneer Real Estate Shares VCT Portfolio Class I /(7)/           current income
                       --------------------------------------------------------------------------------------------------------
                                    Real estate investment trusts (REITs) and other real estate industry companies
-------------------------------------------------------------------------------------------------------------------------------
Small-Cap Equity       Alger American Fund -                                            Long-term capital appreciation
                       Alger American Small Capitalization Portfolio Class 0 /(1)/
                       --------------------------------------------------------------------------------------------------------
                                Equity securities of companies with total market capitalization of less than $1 billion
                       --------------------------------------------------------------------------------------------------------
                       Scudder Investment VIT Funds -                                   Long-term capital appreciation
                       Scudder VIT Small Cap Index Fund Portfolio Class A /(11)/
                       --------------------------------------------------------------------------------------------------------
                                   Statistically selected sample of the securities found in the Russell 2000(R) Index
                       --------------------------------------------------------------------------------------------------------
                       Pioneer Variable Contracts Trust                                 Long-term capital appreciation
                       Pioneer Small Cap Value VCT Fund Portfolio Class II /(7)/
                       --------------------------------------------------------------------------------------------------------
                                          Common stock of small companies with catalyst for growth potential
-------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity         Fidelity Variable Insurance Products Funds                       Long-term capital appreciation
                       Fidelity VIP Mid Cap Portfolio Class 2 /(3)/
                       --------------------------------------------------------------------------------------------------------
                                                            Currently undervalued companies
                       --------------------------------------------------------------------------------------------------------
                       Pioneer Variable Contracts Trust -                               Long-term capital appreciation
                       Pioneer Mid-Cap Value VCT Portfolio Class I /(7)/
                       --------------------------------------------------------------------------------------------------------
                                                              Currently undervalued companies
-------------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth       Alger American Fund -                                            Long-term capital appreciation
Equity                 Alger American Growth Portfolio Class 0 /(1)/
                       --------------------------------------------------------------------------------------------------------
                                Equity securities of companies with total market capitalization of more than $1 billion
                       --------------------------------------------------------------------------------------------------------
                       Fidelity Variable Insurance Products Fund II -                   Long-term capital appreciation
                       Fidelity VIP Contrafund Portfolio Initial Class /(3)/
                       --------------------------------------------------------------------------------------------------------
                                                            Currently undervalued companies
                       --------------------------------------------------------------------------------------------------------
                       Fidelity Variable Insurance Products Fund II -                   Long-term capital appreciation with
                       Fidelity VIP Index 500 Portfolio Initial Class /(3)/             current income
                       --------------------------------------------------------------------------------------------------------
                                                Stocks that comprise the Standard and Poor's 500 Index
                       --------------------------------------------------------------------------------------------------------
                       MFS Variable Insurance Trust -                                   Long-term capital appreciation
                       MFS Capital Opportunities Series Portfolio Initial Class /(5)/
                       --------------------------------------------------------------------------------------------------------
                                                    Common stocks of domestic and foreign companies
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                        Variable Investment Options
                                 Under Companion Life Separate Account B
Asset Category (*)                       (Series Fund - Portfolio)                                      Goal
-------------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth       MFS Variable Insurance Trust -                                   Long-term capital appreciation
Equity                 MFS Emerging Growth Series Portfolio Initial Class /(5)/
                       --------------------------------------------------------------------------------------------------------
                                        Common stocks of small and medium-sized companies with growth potential
                       --------------------------------------------------------------------------------------------------------
                       MFS Variable Insurance Trust -                                   Long-term capital appreciation
                       MFS Research Series Portfolio Initial Class /(5)/
                       --------------------------------------------------------------------------------------------------------
                                       Research analyst's recommendations for best expected capital appreciation
                       --------------------------------------------------------------------------------------------------------
                       Pioneer Variable Contracts Trust -                               Long-term capital appreciation
                       Pioneer Growth Shares VCT Portfolio Class II /(7)/
                       --------------------------------------------------------------------------------------------------------
                               Focus on secular trends, competitive strength and return on incremental invested capital
                       --------------------------------------------------------------------------------------------------------
                       T. Rowe Price Equity Series, Inc. -                              Long-term capital appreciation
                       T. Rowe Price New America Growth Portfolio /(10)/
                       --------------------------------------------------------------------------------------------------------
                                         Common stocks of U.S. companies in the service sector of the economy
-------------------------------------------------------------------------------------------------------------------------------
Large-Cap Value        Fidelity Variable Insurance Products Fund -                      Dividend income & capital appreciation
Equity                 Fidelity VIP Equity-Income Portfolio Initial Class /(3)/
                       --------------------------------------------------------------------------------------------------------
                                                          Income-producing equity securities
                       --------------------------------------------------------------------------------------------------------
                       Pioneer Variable Contracts Trust -                               Current income & long-term growth
                       Pioneer Equity Income Fund VCT Portfolio Class II /(7)/
                       --------------------------------------------------------------------------------------------------------
                                          Focus on large, strong companies with histories of dividend growth
                       --------------------------------------------------------------------------------------------------------
                       Pioneer Variable Contracts Trust -                               Capital growth with current income
                       Pioneer Fund VCT Portfolio Class II /(7)/
                       --------------------------------------------------------------------------------------------------------
                                            Emphasizes high-quality, value and long-term earnings potential
                       --------------------------------------------------------------------------------------------------------
                       Scudder Variable Series I Fund -                                 Long-term capital appreciation with
                       Scudder VS1 Growth and Income Portfolio Class B /(8)/            current income
                       --------------------------------------------------------------------------------------------------------
                                                     Common stocks of large, established companies
                       --------------------------------------------------------------------------------------------------------
                       T. Rowe Price Equity Series, Inc. -                              Dividend income & capital appreciation
                       T. Rowe Price Equity Income Portfolio /(10)/
                       --------------------------------------------------------------------------------------------------------
                                                Dividend-paying common stocks of established companies
-------------------------------------------------------------------------------------------------------------------------------
Hybrid                 Fidelity Variable Insurance Products Fund II -                   Long-term capital appreciation
                       Fidelity VIP Asset Manager: Growth Portfolio Initial
                       Class /(3,4)/
                       --------------------------------------------------------------------------------------------------------
                                             Domestic and foreign stocks, bonds and short-term investments
                       --------------------------------------------------------------------------------------------------------
                       T. Rowe Price Equity Series, Inc. -                              Capital appreciation & dividend income
                       T. Rowe Price Personal Strategy Balanced Portfolio /(10)/
                       --------------------------------------------------------------------------------------------------------
                                          Diversified portfolio of stocks, bonds and money market securities
-------------------------------------------------------------------------------------------------------------------------------
International Fixed    MFS Variable Insurance Trust -                                   Seeks income & capital appreciation
Income                 MFS Strategic Income Series Portfolio Initial Class /(5)/
                       --------------------------------------------------------------------------------------------------------
                                                            International government bonds
-------------------------------------------------------------------------------------------------------------------------------
High Yield Fixed       MFS Variable Insurance Trust -                                   High current income and capital
Income                 MFS High Income Series Portfolio Initial Class /(5)/             appreciation
                       --------------------------------------------------------------------------------------------------------
                                         Diversified bond portfolio, some of which may involve equity features
-------------------------------------------------------------------------------------------------------------------------------
Intermediate-Term /    Van Kampen Universal Institutional Funds, Inc. -                 Above average return from a diversified
Long-Term Fixed        Van Kampen UIF Core Plus Fixed Income Portfolio /(6)/            portfolio of fixed income securities
Income
                       --------------------------------------------------------------------------------------------------------
                                       Medium to high quality fixed income investments of intermediate maturity
                       --------------------------------------------------------------------------------------------------------
                       Federated Insurance Series -                                     Current income
                       Federated Fund for U.S. Gov't Securities II Portfolio /(2)/
                       --------------------------------------------------------------------------------------------------------
                                                                    U.S. Government bonds
-------------------------------------------------------------------------------------------------------------------------------
Short-Term Fixed       T. Rowe Price Fixed Income Series, Inc. -                        High level of current income consistent
Income                 T. Rowe Price Limited-Term Bond Portfolio /(10)/                 with modest price fluctuations
                       --------------------------------------------------------------------------------------------------------
                                             Short and intermediate-term investment grade debt securities
-------------------------------------------------------------------------------------------------------------------------------
Cash                   Federated Insurance Series -                                     Current income consistent with the
                       Federated Prime Money Fund II Portfolio /(2)/                    stability of principal
                       --------------------------------------------------------------------------------------------------------
                                                           High-quality money market instruments
-------------------------------------------------------------------------------------------------------------------------------

(*) Asset category designations are our own to help you gain insight into each investment portfolio's intended objectives, but do not assure that any investment portfolio will perform consistent with the categorization. Information contained in the Investment Portfolio's' prospectuses should be read carefully before investing in any Subaccount.


Investment advisers of the Series Funds:

--------------------------------------------------------------------------------
We do not assure that any portfolio will achieve its stated goal. Detailed information, including a description of each investment portfolio's investment goal and policies and a description of risks involved in investing in each of the portfolios is contained in the prospectuses for the Series Funds, current copies of which accompany this Prospectus. None of these portfolios are insured or guaranteed by the U.S. government.
--------------------------------------------------------------------------------

     /(1)/  Fred Alger Management, Inc.
     /(2)/  Federated Investment Management Company.
     /(3)/  Fidelity Management & Research Company.
     /(4)/ Fidelity Management & Research (U.K.) Inc., and Fidelity Management and Research (Far East) Inc., regarding research and investment recommendations with respect to companies based outside the United States.
     /(5)/  MFS(TM) Investment Management.
     /(6)/  Morgan Stanley Asset Management Inc.
     /(7)/  Pioneer Investment Management, Inc.
     /(8)/  Deutsche Investment Management Americas Inc.
     /(9)/  T. Rowe Price International, Inc.
     /(10)/ T. Rowe Price Associates, Inc.
     /(11)/ Deutsche Asset Management, Inc.


     The investment advisers of the Series Funds and the investment portfolios are described in greater detail in the prospectuses for the investment portfolios.

     Each investment portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts issued by various insurance companies. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the prospectuses of the investment portfolios.

     We may perform certain shareholder services and other administrative functions on behalf of the investment portfolios or their investment advisers. We may receive revenues from the investment portfolios or their investment advisers for the performance of these services. The amount of these revenues could be substantial and may depend on the amount our Variable Account invests in the Series Fund and/or any investment portfolio thereof.

     The Variable Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Variable Account or Companion. The Variable Account was established as a separate investment account of Companion under New York law on August 27, 1996. Under New York law, we own the Variable Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Variable Account. Any and all distributions made by the Series Funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the investment portfolios. We do not make any representations about their future performance. The investment portfolios may fail to meet their objectives, and they could go down in value. Each investment portfolio operates as a separate investment portfolio, and the income or losses of one investment portfolio generally have no effect on the investment performance of any other investment portfolio. Complete descriptions of each investment portfolio's investment objectives and restrictions and other material information related to an investment in the portfolio are contained in the prospectuses for each of the investment portfolios which accompany this Prospectus. Read these prospectuses carefully before you choose an investment portfolio.

Adding, Deleting, or Substituting Variable Investment Options

     We do not control the Series Funds, so we cannot guarantee that any of the investment portfolios will always be available. We retain the right to change the investments of the Variable Account. This means we may eliminate the shares of any investment portfolio held in our Variable Account and substitute shares of another open-end management investment company for the shares of any investment portfolio, if the shares of the investment portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the Variable Account. We will first notify you and receive any necessary SEC and state approval before making such a change.

     If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated investment portfolio. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an exemptive order from the SEC, if necessary.

     If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Variable Account may be (i) operated as a management investment company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Variable Account to other accounts.

[ ]  FIXED RATE OPTIONS

--------------------------------------------------------------------------------
The actual net effective minimum interest rate, after deduction of the risk charge, is guaranteed to yield 3.3% per year (compounded annually) for the first 10 Policy Years and 3.45% per year thereafter.
--------------------------------------------------------------------------------

     There are two fixed rate options: a systematic transfer account and a fixed account. With fixed rate options, we bear the investment risk. This means we guarantee that you will earn a minimum interest rate. This minimum interest rate is guaranteed to yield 4.0% per year, compounded annually, before deduction of the risk charge. We may declare a higher current interest rate. Whatever interest rate we declare will be guaranteed for at least one year. However, you bear the risk that we will not credit more interest than will yield 4.0% per year for the life of the Policy. We have full control over how assets allocated to fixed rate options are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this Prospectus is to disclose the Variable Account aspects of the Policy. For additional details regarding the fixed rate options, please see the Policy.

Systematic Transfer Account

--------------------------------------------------------------------------------
All amounts allocated to the fixed rate options become part of the general account assets of Companion. Interests in the general account have not been registered with the SEC and are not subject to the SEC's regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff has not reviewed the fixed account disclosures in this Prospectus.
--------------------------------------------------------------------------------

     The systematic transfer account is the fixed rate option used if you elect to participate in the systematic transfer enrollment program ("STEP program") when you buy the Policy. The STEP program is used to automatically transfer a predetermined dollar amount on a monthly basis to any of the Subaccounts you choose. You cannot transfer amounts from the STEP program to the fixed account. The allocation and the predetermined dollar amount may not be changed once the STEP program is elected. You must have a minimum of $5,000 in your systematic transfer account in order to participate in the STEP program. The rate of interest credited to each deposit into the systematic transfer account is fixed on the date of the deposit and will not be changed. We guarantee that any such interest rate will not yield less than 4.0%. No additional funds may be allocated to the systematic transfer account after you purchase the Policy (except for funds designated on the Policy application to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 exchange or for an IRA rollover or transfer).

     Funds allocated to the systematic transfer account must be completely transferred to the Variable Account in 12 months. Transfers from the systematic transfer accounts do not count toward the 12 free transfers allowed each Policy Year. You may not transfer funds into the systematic transfer account. The systematic transfer account may not be used to practice "market timing," and we may disallow transactions involving this account on that basis.

Fixed Account and Systematic Transfer Account

     The fixed account and the systematic transfer account are part of our general account assets. Our general account includes all our assets except those segregated in the Variable Account or in any other separate investment account. You may allocate premiums to the fixed account or transfer amounts from the Variable Account to the fixed account. Instead of you bearing the investment risk, as you do with investments allocated to the Variable Account, we bear the full investment risk for investments in the fixed rate options. We have sole discretion to invest the assets of our general account, subject to applicable law.

--------------------------------------------------------------------------------
We have sole discretion to set current interest rates of fixed rate options. We do not guarantee the level of future interest rates of fixed rate options, except that they will not be less than the guaranteed minimum interest rate.
--------------------------------------------------------------------------------

     We guarantee that the Accumulation Value in the fixed account will be credited with an effective annual interest rate which will yield at least 4.0% compounded annually. However, we have complete discretion to declare interest in excess of the guaranteed minimum rate, or not to declare any excess interest. You bear this risk. Once declared, we guarantee that any rate will last for at least one year. Different rates of interest may be credited to the systematic transfer account and the fixed account.

     We guarantee that, prior to the payment of the death benefit or at the Policy maturity date, the amount in your fixed account or systematic transfer account will not be less than:

     (i) the amount of premiums allocated and Accumulation Value transferred to the fixed account or systematic transfer account, less
     (ii) that part of the Monthly Deduction allocated to the fixed account or systematic transfer account, less
     (iii) any premium taxes or other taxes allocable to the fixed account or systematic transfer account, less
     (iv) any amounts deducted from the fixed account or systematic transfer account in connection with partial withdrawals (including any surrender charges) or transfers to the Variable Account or to a Loan Account, plus
     (v)   interest at the guaranteed minimum interest rate, and plus
     (vi) excess interest (if any) credited to amounts in the fixed account or systematic transfer account.

[ ]  TRANSFERS

     Subject to restrictions during the "right to examine" period, you may transfer Accumulation Value from one Subaccount to another, from the Variable Account to the fixed account, or from the fixed account to any Subaccount, subject to these rules:

Transfer Rules:

..    We must receive notice of the transfer --- either Written Notice or an authorized telephone transaction.
..    The transferred amount must be at least $500, or the entire Subaccount value if it is less. If the Subaccount value remaining after a transfer will be less than $500, we will include that amount as part of the transfer.
..    The first 12 transfers each Policy Year from Subaccounts are free. The rest cost $10 each. This fee is deducted from the amount transferred. We will allow no more than 24 transfers in any Policy Year.
..    A transfer from the fixed account:
     - may be made only once each Policy Year (unless the dollar cost averaging program is elected);
     -  is free;
     -  may be delayed up to six months;
     -  does not count toward the 12 free transfer limit; and
     - is limited during any Policy Year to 10% of the fixed account value on the date of the initial transfer during that year.




..    If you transfer amounts from the fixed account to the Variable Account, we can restrict or limit any transfer of those amounts back to the fixed account.
..    Transfers result in the cancellation of accumulation units in the
     Subaccount from which the transfer is made, and the purchase of accumulation units in any Subaccount to which a transfer is made.
..    We reserve the right to permit transfers from the fixed account in excess of the 10% annual limitation.

Third-party Transfers

     Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers on your behalf. All third-party transfers are subject to the same rules as all other transfers.


[ ]  MARKET-TIMING RESTRICTIONS

     The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of the investment portfolios and raise expenses. This in turn can have an adverse effect on performance of the investment portfolios and therefore your Policy's performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the Policy. We reserve the right to restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. These restrictions will be uniformly applied.

1. Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things, the following factors:

     .  the total dollar amount being transferred;
     .  the number of transfers you made within the previous three months;
     . whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
     . whether your transfers are part of a group of transfers made by a third party on behalf of the individual Policy Owners in the group.

2. Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

     . reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
     . reject the transfer or exchange instructions of individual Policy Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

     We will notify affected policyholders before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in the dollar cost averaging, asset allocation, STEP or rebalancing programs are not subject to these rules, nor are they subject to a transfer charge. See the sections of this Prospectus describing those programs for the rules of each program.


[ ]  DOLLAR COST AVERAGING

--------------------------------------------------------------------------------
The dollar cost averaging and the STEP program are intended to result in the purchase of more accumulation units when the accumulation unit value is low, and fewer units when the accumulation unit value is high. However, there is no guarantee that either program will result in higher Accumulation Value or otherwise be successful.
--------------------------------------------------------------------------------

     Our dollar cost averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from one Subaccount or the fixed account to any Subaccount(s). You can begin dollar cost averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Rules of the dollar cost averaging program are:

Dollar Cost Averaging Rules:

..  The dollar cost averaging program is free.
..  We must receive notice of your election and any changed instruction ---
   either Written Notice or an authorized telephone transaction.
.. Automatic transfers can occur monthly, quarterly, semi-annually, or annually. .. There must be at least $5,000 of Accumulation Value in the Subaccount or fixed account from which transfers are being made to begin dollar cost averaging.
..  Amount of each transfer must be at least $100, and must be $50 per
   Subaccount.
.. If transfers are made from the fixed account, the maximum annual transfer amount is 10% of that account's value at the time of the first dollar cost averaging transfer during that Policy Year. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
.. You may specify that transfers be made on the 1/st/ through the 28/th/ day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Monthly Anniversary following the date the Policy's "right to examine" period ends.
.. You can limit the number of transfers to be made, in which case the program will end when that number has been made as long as there are sufficient funds to make the number of transfers requested. Otherwise, the program will terminate on the transfer date when the amount in the applicable Subaccount or the fixed account is less than $100 prior to a transfer.
..  Dollar cost averaging program transfers cannot begin before the end of a
   Policy's "right to examine period".
.. Transfers made according to the dollar cost averaging program do not count in determining whether a transfer fee applies.

[ ]  SYSTEMATIC TRANSFER ENROLLMENT PROGRAM ("STEP program")

--------------------------------------------------------------------------------
You cannot transfer amounts from the STEP account to the fixed account.
--------------------------------------------------------------------------------

     The STEP program allows you to automatically transfer funds on a monthly basis from the systematic transfer account to any Subaccount. It allows you to use a dollar cost averaging concept to move your initial premium from a fixed interest rate account into variable investment options within a 12 months. You cannot transfer funds from the STEP account into the fixed account. If you want to move funds from a fixed interest rate account into variable investment options over a longer time period using the same concept, then you should use the dollar cost averaging program. We may credit different interest rates to amounts in the systematic transfer account than to amounts in the regular fixed account.

STEP Program Rules:

..  The STEP program is free.
..  Must have at least $5,000 in the systematic transfer account to begin the program.
.. Amount transferred each month must be at least an amount sufficient to transfer the entire amount out of the systematic transfer account in 12 equal monthly payments.
..  Transfers must be at least $50 per Subaccount.
.. No new premiums may be allocated to this account after you purchase the Policy, except for funds designated in the application to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 exchange or for an IRA rollover or transfer.
.. Upon receipt of funds by Section 1035 exchange or for an IRA rollover or exchange, the 12 monthly payment requirement is restarted and the minimum monthly transfer amount is recalculated.
..  Cannot begin before the end of the Policy's "right to examine" period.
.. You may specify that transfers be made on the 1/st/ through the 28/th/ day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, the transfer will be made on the next Business Day). If you do not select a start date, the STEP program will begin on the next Policy Monthly Anniversary following the date the Policy's "right to examine" period ends.
..  No transfers may be made into the systematic transfer account.
..  No portion of any loan repayment will be allocated to the systematic transfer account.
.. All funds remaining in the systematic transfer account on the date of the last monthly transfer will be transferred to the Subaccounts in a pro rata amount consistent with your allocation instructions.
.. The STEP program ends the earlier of the date when all amounts in the systematic transfer account have been transferred or the date of the last monthly STEP program transfer.

[ ]  ASSET ALLOCATION PROGRAM

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The asset allocation program does not protect against a loss, and might not achieve your goal.
--------------------------------------------------------------------------------

     The asset allocation program allows you to allocate premiums and Accumulation Value among designated Subaccounts and the fixed account. You can specify your own desired allocation instructions, or you can choose to use one of the five asset allocation models outlined below.

Asset Allocation Program Rules:

..  The asset allocation program is free.
..  You must request the asset allocation program in the Policy application or by
   Written Notice or an authorized telephone transaction.
..  Changed instructions, or a request to end this program, must also be by
   Written Notice or an authorized telephone transaction.
..  You must have at least $10,000 of Accumulation Value (other than amounts in a
   Loan Account) to begin the asset allocation program.
..  Transfers made pursuant to this program do not count in determining whether a transfer fee applies.
.. The asset allocation program will automatically rebalance your value in the Subaccounts to the model you select on an annual basis, unless you designate semiannual or quarterly rebalancing. Your value in the Subaccounts will be rebalanced to the then-current version of the model in effect.

.. We will not change an investment portfolio that is included in a model unless the portfolio is liquidated. If an investment portfolio is liquidated, you will receive multiple notices, and have an opportunity to elect a revised model. You will also have the option to invest the funds in the liquidated investment portfolio in another model or in any remaining investment portfolio. If you do not elect to participate in the revised model or any other investment option, your funds in the liquidated investment portfolio will be transferred to the Federated Prime Money Fund II. There will be no charge for any transfer of funds from the liquidated investment portfolio to the revised model, the Federated Prime Money Fund II, or any other investment option, and any such transfer or allocation will not count toward the 12 free transfer limit.


The asset allocation program does not protect against a loss, and may not achieve your goal.

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                                              ASSET ALLOCATION MODELS
                                                CURRENT ALLOCATIONS
-------------------------------------------------------------------------------------------------------------------
                                            Principal       Portfolio        Income       Capital         Equity
                                            Conserver       Protector        Builder    Accumulator     Maximizer
                                         (conservative)    (moderately     (moderate)   (moderately    (aggressive)
                 Portfolio                      %         conservative)%       %        aggressive)%        %
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500                         20                15            15            15             15
MFS Capital Opportunities Series                0                5             10            15             20
Pioneer Mid-Cap Value VCT                       0                5             10            15             20
T. Rowe Price Equity Income                     0                5             10            15             20
T. Rowe Price International Stock               0                10            15            15             20
T. Rowe Price Limited-Term Bond                50                30             0            0              0
Van Kampen UIF Emerging Markets Equity          0                0              0            5              5
Van Kampen UIF Core Plus Fixed Income          30                30            40            20             0
-------------------------------------------------------------------------------------------------------------------

[ ]  REBALANCING PROGRAM

     The rebalancing program allows you to rebalance part or all of your Accumulation Value among designated Subaccounts and the fixed account pursuant to your instructions on a quarterly, semi-annual or annual basis. Rebalancing utilizes your allocation instructions in effect at the end of the STEP program period. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

     Rebalancing Program Rules:

..  The rebalancing program is free.
..  You must request the rebalancing program and give us your rebalancing instructions by Written Notice or by an authorized telephone transaction.
..  Changed instructions or a request to end this program must be by Written
   Notice.
..  You must have at least $10,000 of Accumulation Value (other than amounts in a
   Loan Account) to begin the rebalancing program.
..  You may have rebalancing occur quarterly, semi-annually or annually.
.. Transfers made pursuant to this program do not count in determining whether a transfer fee applies.

The rebalancing program does not protect against a loss and may not achieve your investment goals.

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IMPORTANT POLICY PROVISIONS

     The Ultra Variable Life Policy is a flexible premium variable life insurance policy. The Policy provides a death benefit and, as a variable insurance policy, allows you to invest your Accumulation Value in variable or fixed rate options where any gain accumulates on a tax-deferred basis. Some key rights and benefits under the Policy are summarized in this Prospectus; however, you must refer to the Policy for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid as a death benefit, or until it lapses because premiums paid and its Accumulation Value are insufficient to keep the Policy in force and the No-Lapse Period is not in effect (which can occur because insufficient premiums have been paid), or if a Policy loan exists, the Cash Surrender Value is equal to or less than the amount of the loan.

[ ]  POLICY APPLICATION AND PREMIUM PAYMENTS

     Applications for the Ultra Variable Life Policy are no longer accepted.

Premium Payments

     Your premium checks should be made payable to "Companion Life Insurance Company." We may postpone crediting to your Policy any payment made by check until your bank has honored the check. We may also postpone crediting any premium until your allocation instructions are in good order. Payment by certified check, banker's draft, or cashier's check will be promptly applied. You may change your premium allocation instructions by sending us Written Notice or through an authorized telephone transaction. The change will be effective on the date we receive your Written Notice or authorization. The change will apply to any additional premiums received on or after the date we receive your Written Notice or authorization. Under our electronic funds transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. We reserve the right to change the following premium payment requirements.

     Additional Premium Payments:
     ----------------------------

     - Additional premiums can only be paid until the insured's age 100 (except as may be required in a grace period).
     - If a premium increases the specified amount of insurance coverage, it is subject to the insured's continued insurability and our underwriting requirements, which may include evidence of continued insurability.
     - Must be at least enough to maintain the specified amount of insurance coverage you purchased.
     - Planned premiums may be paid annually, semiannually, or at other intervals we offer. Beginning with the second Policy Year, you may change the planned premium once each year, subject to our approval. The planned premium is flexible. Because the Policy's Accumulation Value can fluctuate depending upon the performance of your selected variable investment options, payment of the planned premiums does not guarantee that your Policy will remain in force. Your Policy can lapse even if you pay all planned premiums in full and on time. However, there may be a "no lapse" period, described below.
     - If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment, otherwise it will be treated as a premium and added to the Accumulation Value.
     - Additional premiums are applied pursuant to your current investment allocation instructions, unless you give us different instructions by Written Notice or authorized telephone transaction at the time you make an additional premium payment.
     - We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the Internal Revenue Code.

[ ]  ACCUMULATION VALUE

     On your Policy's date of issue the Accumulation Value equals the initial net premium less the Monthly Deduction for the first month. The net premium is the premium less the premium charge for taxes (3.75%) and premium processing expenses ($2.00). On the date of each Monthly Deduction after the date of issue, the Accumulation Value equals:

     (a)  the total of the values in each Subaccount; plus
     (b)  the accumulation value of the fixed account; plus
     (c)  the accumulation value of the systematic transfer account; plus
     (d)  the accumulation value of any Loan Account; less
     (e)  the Monthly Deduction for the current month.

     On any date other than the date of a Monthly Deduction the Accumulation Value equals:

     (a) the total of the values in each Subaccount on the date of calculation; plus
     (b) the accumulation value of the Loan Account on the date of calculation; plus
     (c) the accumulation value of the systematic transfer account on the date of calculation; plus
     (d) the accumulation value of the fixed account on the date of calculation.

     The value for each Subaccount equals:

     (a) the current number of accumulation units for that Subaccount; multiplied by
     (b)  the current accumulation unit value.

     Each net premium, Monthly Deduction, transfer, loan and loan repayment and partial withdrawal allocated to a Subaccount is converted into accumulation units. This is done by dividing the dollar amount by the accumulation unit value for the applicable Subaccount for the Valuation Period during which it is allocated to or cancelled from the Subaccount. The accumulation unit value of any Subaccount may increase or decrease from one Business Day to the next to reflect the investment performance of the corresponding investment portfolio.

     The SAI contains more details regarding the calculation of the accumulation unit value. The SAI also describes the calculation of the Accumulation Value for the fixed account and the systematic transfer account.

     The Cash Surrender Value is the Accumulation Value as of the date of surrender, less any outstanding Policy loans and unpaid loan interest and less any applicable surrender charge.

[ ]  LAPSE AND GRACE PERIOD

Lapse

     Because the Policy's Accumulation Value can fluctuate depending upon the performance of your selected variable investment options, your Policy can lapse, even if you pay all planned premiums on time.

     No Policy Loan exists: The Policy will lapse if, on the date of a Monthly Deduction, the Accumulation Value is not enough to cover the Monthly Deduction (subject to the No-Lapse Period provision), and a grace period expires without a sufficient premium payment.

     A Policy Loan exists: The Policy will lapse on the date of a Monthly Deduction when the Cash Surrender Value is not enough to cover the Monthly Deduction (subject to the No-Lapse Period provisions), and any loan interest due, and a grace period expires without a sufficient premium payment.

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          A lapse of the Policy may result in adverse tax consequences.
--------------------------------------------------------------------------------

No-Lapse Period

     All premiums reflect the Insured's age, sex, risk class and rate class.

     The Policy will not lapse during a No-Lapse Period, even if the Cash Surrender Value is insufficient to pay the Monthly Deduction, if you meet the minimum monthly premium or the target monthly premium requirements and the following rules:
     -  The Policy has never been reinstated;
     - There is no additional insured term insurance rider covering the insured attached to the Policy;

     If the minimum monthly premium is paid and the above rules are met, the No-Lapse Period of the Policy is the lesser of five years or to age 65. The minimum monthly premium shall equal (a) the minimum monthly premium for the base plan, plus (b) the minimum monthly premium(s) for any rider(s). The minimum monthly premium for the base plan and for any additional insured term rider is/are computed as set forth in the rider data pages of the Policy.

     If the target monthly premium is paid and the above rules are met, the No-Lapse Period of the policy is the lesser of 10 years or to age 70. The target monthly premium is equal to (a) the target monthly premium for the base plan, plus (b) the target monthly premium(s) for any rider(s). The target monthly premium for the base plan and for any additional insured term rider is/are computed as set forth in the rider data pages of the Policy.

     If you fail to meet the minimum or target monthly premium for the selected No-Lapse Period on the date of any Monthly Deduction, you may still qualify for the minimum No-Lapse Period by paying the difference between:

     (a) the sum of the premiums paid since the Policy's date of issue less any partial withdrawals, accumulated at 4% interest, less any outstanding loans; and
     (b)  the sum of the minimum monthly premiums accumulated at 4% interest.

     This amount must be received within 90 days of the date of the Monthly Deduction on which the monthly premium requirement was not met. If payment is not received within that 90-day period, payment of all subsequent monthly premiums will not guarantee that the Policy will continue to the end of the No-Lapse Period.

Grace Period

     Although the Policy can lapse, we allow you a 61-day grace period to make a premium payment sufficient to cover the Monthly Deduction and any loan interest due.

     - We will mail notice to you of the insufficiency within 30 days of the start of the grace period.
     - If the necessary additional premium payment is not received, the Policy terminates as of the first day of the grace period.
     - Payment received during a grace period is first applied to repay Policy loans and interest on those loans, before the remaining amount is applied as additional premium to keep the Policy in force, unless otherwise specified.
     - Insurance coverage continues during the grace period, but the Policy is deemed to have no Accumulation Value for purposes of Policy loans, surrender and partial withdrawals.
     - If the insured dies during the grace period, the death benefit proceeds payable equal the amount of death benefit in effect immediately prior to the date the grace period began less any due and unpaid Monthly Deduction and unpaid loan interest.

[ ]  CONTINUATION OF INSURANCE

     If no additional premiums are paid, this Policy will continue as follows:

     (a) if there are no outstanding Policy loans, until the Accumulation Value is not enough to pay the Monthly Deduction, subject to the No-Lapse Period provision of the Policy, if applicable, and the grace period provision of the Policy;
     (b) if there are any outstanding Policy loans, until the Cash Surrender Value is not enough to pay the Monthly Deduction and any unpaid loan interest, subject to the No-Lapse Period provision of the Policy, if applicable, and the grace period provision of the Policy; or
     (c)  until the maturity date,

     whichever occurs first.

     We will pay you any remaining Accumulation Value less any outstanding Policy loan and unpaid loan interest at maturity if the insured is then living.

[ ]  MATURITY DATE

     The Policy's maturity date is the Policy Anniversary next following the insured's 100th birthday. On the maturity date, we will pay you the Policy's Accumulation Value, less any loan and unpaid loan interest, if (a) the insured is then living; and (b) this Policy is in force. The Policy may terminate prior to the maturity date as described above under the lapse and grace period provision. If the Policy does continue in force to the maturity date, it is possible there will be little or no Cash Surrender Value at that time.

[ ]  PAID-UP LIFE INSURANCE

     Within 60 days after each Policy Anniversary you have the option to transfer the Accumulation Value in the Variable Account to the fixed account and apply the Cash Surrender Value to purchase a fixed paid-up life insurance benefit. The amount of paid-up life insurance will be the amount provided by applying the Cash Surrender Value as a net single premium based on the Commissioners 1980 Standard Ordinary Mortality Table, Smoker or Nonsmoker and Male or Female as applicable to the Insured, age last birthday, with interest at 4%.

[ ]  PAID-UP LIFE INSURANCE (where a Policy loan exists)

     You can use this rider provision, under certain circumstances, to keep the Policy from lapsing when you have a large Policy loan (or loans) outstanding. If you are age 75 or older and have had your Policy for 15 years, you can exercise the right to have a Policy rider issued that provides that your Policy will never lapse and will provide paid-up life insurance, even if the Policy would otherwise soon lapse. We will deduct 3% of the Accumulation Value on the date you exercise this rider. Additional requirements on the date you exercise this rider are:

     - The Policy loan balance cannot exceed 96% of the Accumulation Value. Any loan exceeding this amount must be repaid.
     - The Policy loan balance must exceed the specified amount of insurance coverage.
     - Policy loans taken in the last 36 months must be less than 30% of the entire amount of Policy loans outstanding.
     - Any additional insured term riders attached to your Policy must be removed.
     - After the rider is in effect, we will not accept any additional premium, nor will we allow any changes in the specified amount of insurance coverage or death benefit option.
     - After exercise of this rider, all amounts not allocated to the Loan Account must be allocated to the fixed account.

     The amount of paid-up life insurance provided by this provision equals the Accumulation Value on the date you elect this guarantee, less the 3% deduction, with the resulting difference multiplied by 105%. On that date this amount will become the specified amount of insurance coverage under the Policy. The death benefit under the Policy will be the greatest of:

     (a) the current specified amount of insurance coverage on the date of death; or
     (b) the Policy's Accumulation Value on the date of death, plus the corridor amount described in the Policy for the insured's attained age; or
     (c) the Policy's loan balance on the date of death, plus the corridor amount for the insured's attained age.

The death benefit payable will be reduced by any loan balance. The corridor percentage will not be less than 1%.

     We believe this provision, when exercised, will prevent the Policy from lapsing. The Internal Revenue Service's position on this point is unclear, and we do not warrant any tax effect. You should consult your tax adviser before exercising this rider provision.

[ ]  REINSTATEMENT

     If the Policy lapses because a grace period ended without a sufficient premium payment being made and the Policy has not been surrendered for cash, you may reinstate it within five years of the date of lapse and prior to the maturity date. To reinstate, we must receive:
     -  written application signed by you and the insured;
     -  evidence of the insured's insurability satisfactory to us;
     -  enough payment to continue this Policy in force for three months; and
     - repayment or reinstatement of any outstanding Policy loan, together with unpaid loan interest from the date of lapse.

     On a reinstated Policy, there will be a re-establishment of surrender charges, if any, measured from the original date of issue.

     The effective date of reinstatement will be the date we approve the application for reinstatement.

     The specified amount of insurance coverage of the reinstated Policy may not exceed the specified amount of insurance coverage at the time of lapse. The Accumulation Value on the effective date of reinstatement will equal the amount of reinstatement premium plus any applicable surrender charge measured from the original date of issue to the date of reinstatement, and less the Monthly Deduction for the current Policy Month.

     Any prior no-lapse period is no longer in effect after the Policy has been reinstated.

[ ]  DELAY OF PAYMENTS

     We will usually pay any amounts from the Variable Account requested as a Policy loan, partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

     We may defer payment of Policy loans, partial withdrawals or a cash surrender from the fixed account for up to six months from the date we receive your Written Notice.

     We reserve the right to delay payments of loans, partial withdrawals or a cash surrender from the Subaccounts and the fixed account until all of your premium payments have been honored by your bank.

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EXPENSES

     The charges and fees described below compensate us for our expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the investment options and the Policy. Except where stated otherwise, charges and fees shown are the maximum we will charge, and some actual expenses may be less. These charges and fees will reduce the value of your Policy and the return on your investment. Each Series Fund also deducts expenses from each investment portfolio; those expenses are described in each investment portfolio prospectus.

[ ]  DEDUCTIONS FROM PREMIUM

Tax Charge - 3.75% of each premium payment

     We incur a federal income tax liability under Internal Revenue Code Section 848 (a deferred acquisition cost tax) upon Policy premium collected. We deduct 3.75% of each Policy premium payment we receive to cover these expenses. Please note that the actual federal and state taxes that we will pay on a particular Policy may be more or less than the amount we collect.

Premium Processing Charge - $2 per payment

     We deduct $2 from each Policy premium payment we receive to cover our premium processing expenses.

[ ]  MONTHLY DEDUCTION

     We deduct a Monthly Deduction from the Policy's Accumulation Value on the date of issue and on each monthly anniversary of the date of issue (the "Monthly Deduction Date"), consisting of: (1) the cost of insurance charge; (2) the risk charge; (3) the administrative charge; and (4) the cost of riders.

     Charges based on the Accumulation Value are calculated before the Monthly Deduction is deducted, but reflect charges deducted from Subaccount assets. The Monthly Deduction is deducted pro rata from the Accumulation Value in the Subaccounts and the fixed account. The Monthly Deduction results in cancellation of accumulation units in the Subaccounts and a reduction of value in the fixed account.

Cost of Insurance Charge

     The cost of insurance charge is for providing insurance protection under the Policy. The amount of the current charge is based on the issue age, sex, risk and rate class of the insured, the current specified amount of insurance coverage, and the length of time the Policy has been in force. Based on our underwriting, you will be placed in the following underwriting categories (from highest cost of insurance charge to lowest): substandard, standard, preferred and preferred plus. Also, tobacco users will pay higher cost of insurance charges in each of the classes except for the preferred plus which does not include tobacco users. We may use current cost of insurance charges less than those shown in the Policy, and reserve the right to change the current cost of insurance charges. Changes will be by class and based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge.

     The cost of insurance each month equals:

          -  The Net Amount at Risk for the month; multiplied by
          - The cost of insurance charge per $1,000 of specified amount of insurance coverage (which is set forth in the Policy) multiplied by the specified amount of insurance coverage; divided by
          -  $1,000.

     The Net Amount at Risk in any month equals:

          -  The death benefit; less
          - The Accumulation Value after deducting the rider charge, if any, the mortality and expense risk charge and the administrative charge for the current month.

Risk Charge

     The risk charge is for the mortality risks we assume -- that insureds may live for shorter periods of time than we estimate, or the Accumulation Value is not enough to keep the Policy in force during the No-Lapse Period - and for expenses we incur to administer the Policy. In Policy Years 1 through 10, this risk charge is equivalent to an annual charge of 0.70% of the Accumulation Value. In Policy Years 11 and later, this risk charge currently is equivalent to an annual charge of 0.55% of the Accumulation Value up to $25,000, and is 0.15% of the Accumulation Value in excess of $25,000. We can increase the risk charge after Policy Year 10 but it will never exceed a maximum charge of 0.55% of the Accumulation Value. The charge is deducted as 0.05833% of the Accumulation Value, deducted on the date the Monthly Deduction is assessed, for the first 10 Policy Years. For Policy Years after Year 10, the charge deducted on the date the Monthly Deduction is assessed is 0.04583% of the Accumulation Value for Accumulation Value up to and including $25,000, and 0.0125% of the Accumulation Value for Accumulation Value in excess of $25,000 (which can be increased to a maximum of 0.04583%). If this charge exceeds our actual costs to cover death benefits and expenses, the excess goes to our general account. Conversely, if this charge is not enough, we bear the additional expense, not you. We expect a profit from this charge.

Administrative Charge - $7 Per Month

     The administrative charge partially compensates us for our costs in issuing and administering the Policy and operating the Variable Account.

Cost of Riders Charge

     The following Policy riders are available for the cost detailed below.

     Additional Insured Rider. This rider provides term insurance for the primary insured at a cost equal to the amount of insurance coverage provided by the rider, multiplied by the rider's cost of insurance charge for each $1,000 of benefit amount, divided by 1,000. The amount of the insurance coverage provided by the rider cannot exceed two times the base Policy's specified amount of insurance coverage. This charge is based on the primary insured's issue age, sex and rate class. The charge for this rider increases on an annual basis.

     Accidental Death Benefit Rider. This rider provides additional coverage in the event of an accidental death, at a cost which is a fixed rate determined by the insured's attained age and sex per each $1,000 of rider coverage elected, multiplied by the rider benefit amount, divided by 1,000. The rider benefit amount cannot exceed one-half of the base Policy's specified amount of insurance coverage.

     Disability Rider. This rider provides a benefit in the event of disability of the Owner, at a cost which is a fixed rate determined by the insured's attained age and sex per each $1.00 of rider monthly deduction elected, multiplied by the amount of the monthly deduction.

     Paid-Up Life Insurance Rider. This rider guarantees that your Policy will remain in force as paid-up life insurance if there is a Policy loan and certain conditions are met. Its cost is 3% of your Accumulation Value on the date you exercise the rider benefit. (This rider is described in the IMPORTANT POLICY PROVISIONS section, above.)

[ ]  TRANSFER CHARGE - $10 (first 12 are free)

     The first 12 transfers from the Subaccounts each year are free. A transfer fee of $10 may be imposed for any transfer from the Subaccounts in excess of 12 per Policy Year. There is no fee for transfers from the fixed account but only one transfer from the fixed account can be made per Policy Year (unless you have elected the dollar cost averaging program). Simultaneous requests are treated as a single request. We will not impose the fee for transfers that are not the result of your request. The transfer fee is deducted from the amount transferred on the date of the transfer. Transfers made pursuant to participation in the dollar cost averaging, asset allocation, STEP or rebalancing programs are not subject to the transfer charge. See the sections of this Prospectus describing those programs for the rules of each program.

[ ] SURRENDER CHARGE (also applies to decreases in specified amount of insurance coverage)

     Upon a total surrender or partial withdrawal from your Policy, we may deduct a surrender charge from the amount of the surrender or partial withdrawal. If the Policy's current specified amount of insurance coverage is decreased, we may deduct a surrender charge from the Accumulation Value based on the amount of the decrease. The surrender charge varies by issue age, sex, risk and rate class, the length of time your Policy has been in force and the specified amount of insurance coverage. For example, for a male age 31 at issue, in the nontobacco risk class and the preferred rate class, the surrender charge is $10.00 for each $1,000.00 of specified amount of insurance coverage in the first five years, declining to $1.00 per $1,000.00 in the 12th year and zero thereafter. Generally, the surrender charge is higher the older you are when the Policy is issued, subject to state nonforfeiture requirements (which generally limits surrender charges at higher ages). The highest aggregate surrender charge is $50 for each $1,000 of specified amount of insurance coverage in the first year, declining to $10 per $1,000 in the ninth year and zero thereafter. The length of the surrender charge period varies depending upon the Policy Owner's issue age: the period is 12 years through age 52, 11 years at age 53, 10 years at age 54, and 9 years at age 55 and thereafter. Your specific charge is specified in your Policy's data pages.

     The surrender charge will not cover our cost of distributing the Policies. Any deficiency is met from our general funds, including amounts derived from the risk charge and the administrative charge (each described above).

[ ]  SERIES FUND CHARGES; INVESTMENT ADVISORY FEES

     Each investment portfolio of the Series Fund is responsible for its own expenses. The net asset value per share for each investment portfolio reflects deductions for investment advisory fees and other expenses. These charges are disclosed in each investment portfolio's prospectus which accompanies this Prospectus. These charges could be higher or lower in the future.

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POLICY DISTRIBUTIONS

     The principal purpose of the Policy is to provide a death benefit upon the insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or surrender the Policy for its Cash Surrender Value. Taxes, tax penalties and surrender charges may apply to amounts taken out of your Policy. Depending on the circumstances, receipt of a Policy loan may have federal income tax consequences. You may wish to consult your tax adviser before requesting a Policy loan.

[ ]  POLICY LOANS

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         Amount You Can Borrow                   Loan Interest Rate
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Standard Policy Loan. After the first     Standard Policy Loan. Net annual loan
Policy Year, you may borrow up to 100%    interest rate of 2%: we charge an
of the Cash Surrender Value, less loan    interest rate in advance with a 6%
interest to the end of the Policy Year,   effective annual yield, but we also
and less a Monthly Deduction that is      credit an interest rate with an
sufficient to continue the Policy in      effective annual yield of 4% to any
force for at least one month.             amounts in the Loan Account.
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Preferred Policy Loan. Available          Preferred Policy Loan. Net annual loan
beginning in the 10/th/ Policy Year. Any  interest rate of 0%: we charge an loan outstanding at the beginning of the  interest rate in advance with a 6%
10/th/ Policy Year will become a          effective annual yield, but we also
preferred Policy loan from that point     credit an interest rate with an
forward.                                  effective annual yield of 6% to any
                                          amounts in the Loan Account.
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     We believe a preferred Policy loan will not affect tax treatment of the Policy, but tax law is unclear on this point and we do not warrant its tax effect. You may wish to consult your tax adviser before taking a preferred Policy loan.
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Loan Rules:

..  The Policy must be assigned to us as sole security for the loan.
.. We will transfer all loan amounts from the Subaccounts and the fixed account to a Loan Account. The amounts will be transferred on a pro rata basis. Transfers from the Subaccounts will result in cancellation of accumulation units.
.. Loan interest is due on each Policy Anniversary. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest from the Subaccounts and the fixed account to the Loan Account on a pro rata basis.
..  All or part of a loan may be repaid at any time while the Policy is in force.
   We will deduct the amount of a loan repayment from the Loan Account and allocate that amount among the Subaccounts and the fixed account in the same percentages as the Accumulation Value is allocated on the date of repayment. We will treat any amounts you pay us as a premium unless you specify that it is a loan repayment.
..  The death benefit proceeds will be reduced by the amount of any loan outstanding and unpaid loan interest on the date of the insured's death.
.. We may defer making a loan for six months unless the loan is to pay premiums to us.

[ ]  SURRENDER

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For amounts allocated to the fixed account and the systematic transfer account, the Cash Surrender Value is equal to or greater than the minimum Cash Surrender Values required by New York law. The value is based on the Commissioners 1980 Standard Ordinary Mortality Table, the insured's age at last birthday, with interest which yields 4% on an annual basis.
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     While the insured is alive, you may terminate the Policy for its Cash Surrender Value. Following a surrender, all your rights in the Policy end.

Surrender Rules:

..  The Policy must be returned to us to receive the Cash Surrender Value.
..  A surrender charge may apply.
..  The maximum applicable Surrender Charge is described in your Policy and the
   Expenses section of this Prospectus.
..  Surrenders may have tax consequences. See "Federal Tax Matters".
.. We may defer payment from the fixed account or the systematic transfer account for up to six months.

[ ]  PARTIAL WITHDRAWALS

     After the first Policy Year, you may withdraw part of the Accumulation Value. The amount requested and any surrender charge will be deducted from the Accumulation Value on the date we receive your request (either by Written Notice or, for amounts of $10,000 or less, by an authorized telephone transaction). Amounts withdrawn may be subject to a surrender charge (as defined in the Policy and the EXPENSES section of this Prospectus).

     If Death Benefit Option 1 (described below) is in effect, then the current specified amount of insurance coverage will be reduced by the amount of any partial withdrawal and the Accumulation Value will be reduced by (a) the amount of the withdrawal, plus (b) the surrender charge applicable to the decrease in the current specified amount of insurance coverage. We will send you an amendment showing the new specified amount of insurance coverage after the withdrawal.

     If Death Benefit Option 2 (described below) is in effect, the Accumulation Value will be reduced by the amount of the partial withdrawal (but the specified amount of insurance coverage will not change).

Partial Withdrawal Rules:

.. The minimum partial withdrawal amount is $250; the maximum is an amount such that the remaining Cash Surrender Value is not less than $500 and the specified amount of insurance coverage is at least $100,000 in Policy Years 1-5, and at least $50,000 thereafter.
.. Partial withdrawals result in cancellation of accumulation units from each applicable Subaccount. Unless you instruct us otherwise, we will deduct withdrawal amounts from the Subaccounts, the fixed account and the systematic transfer account on a pro rata basis. No more than a pro rata amount may be withdrawn from the fixed account and the systematic transfer account.
.. Withdrawals from the systematic transfer account will not affect the minimum monthly transfer amount from that account, so they will cause the total amount to be transferred to be completed in less time than originally anticipated.
.. We reserve the right to defer withdrawals from the fixed account and the systematic transfer account for up to six months from the date we receive your request.
..  Partial withdrawals may change the minimum and target monthly premium requirements applicable to the No-Lapse Period provision.
..  Partial withdrawals may have tax consequences.

[ ]  DEATH BENEFIT

     We will pay a death benefit after we receive necessary documentation of the insured's death, and we have sufficient information about the Beneficiary to make the payment. Death benefits may be paid pursuant to a payment option (including a lump-sum payment) selected by the Beneficiary to the extent allowed by applicable law and any settlement agreement in effect at the insured's death. (See the PAYMENT OF PROCEEDS section below.) If neither you nor the Beneficiary makes a payment option election within 60 days of our receipt of documentation of the insured's death, we will issue a lump-sum payment to the Beneficiary.

Death Benefit Options

     You have a choice of one of two death benefit options. Option 1 is in effect unless you elect option 2.

Death Benefit Option 1:
-----------------------

The death benefit is the greater of:
     (a)  the specified amount of insurance coverage on the date of death; or
     (b) the Policy's Accumulation Value on the date of death plus the corridor amount.

The death benefit amount can be level at the specified amount of insurance coverage.

Death Benefit Option 2:
-----------------------

The death benefit is the Policy's Accumulation Value on the date of death plus the greater of:
     (a)  the specified amount of insurance coverage on the date of death; or
     (b)  the corridor amount.

The death benefit amount will always vary as the Accumulation Value goes up or down each day.

     The corridor amount equals the Accumulation Value on the insured's date of death multiplied by the corridor percentage from the table shown below for the insured's attained age.

 Attained   Corridor   Attained   Corridor   Attained   Corridor
    Age    Percentage     Age    Percentage     Age    Percentage
   0-40           150%    54             57%    68             17%
    41            143%    55             50%    69             16%
    42            136%    56             46%    70             15%
    43            129%    57             42%    71             13%
    44            122%    58             38%    72             11%
    45            115%    59             34%    73              9%
    46            109%    60             30%    74              7%
    47            103%    61             28%   75-90            5%
    48             97%    62             26%    91              4%
    49             91%    63             24%    92              3%
    50             85%    64             22%    93              2%
    51             78%    65             20%    94              1%
    52             71%    66             19%    95+             0%
    53             64%    67             18%

     After the first Policy Year, you may change the death benefit option once each year. Changes in the death benefit option may change the specified amount of insurance coverage, because we will change the current specified amount of insurance coverage to maintain the level of death benefit in effect before the death benefit option change. Any resulting decrease in the specified amount of insurance coverage is subject to a surrender charge. Changes in the death benefit option may have tax consequences.

Rules for Changing the Death Benefit Option:

..  A change in death benefit option takes effect on the date the Monthly
   Deduction is assessed after we receive your Written Notice to change.
.. After each change in death benefit option, we will send you an amendment to the Policy showing the option in effect and the new specified amount of insurance coverage.
.. A change in the current specified amount of insurance coverage resulting from a death benefit option change will change the minimum monthly and target monthly premium requirements applicable to the No-Lapse Period provision.

Change in Specified Amount of Insurance Coverage

     After the first Policy Year, you may change the specified amount of insurance coverage once each year. Any change will take effect on the date the Monthly Deduction is assessed following the date we approve the change. We will send you an amendment to the Policy showing the new specified amount of insurance coverage after the change. Changes to the specified amount of insurance coverage may have tax consequences.

Rules for Changing Specified Amount of Insurance Coverage:

..  An increase in the specified amount of insurance coverage requires a new application and evidence of insurability satisfactory to us.
..  No increases after attaining age 90.
..  A decrease in the specified amount of insurance coverage is subject to a surrender charge on the amount of the decrease.
.. A decrease is only allowed to the extent the specified amount of insurance coverage remains at least $100,000 during Policy Years 1-5; $50,000 thereafter.
.. A change in the current specified amount of insurance coverage will change the minimum monthly and target monthly premium requirements applicable to the No-Lapse Period provision.

[ ]  PAYMENT OF PROCEEDS

     You may elect to have proceeds paid as annuity payments under any combination of the fixed and variable payout options shown in the Policy. If a payout option is not chosen within 60 days of the date we receive satisfactory proof of death, we will make payment in a lump sum. The payout options are described in the SAI.

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FEDERAL TAX MATTERS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy. This discussion of federal income tax considerations relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

[ ]  LIFE INSURANCE QUALIFICATION

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Tax laws affecting the Policy are complex. Tax results may vary among individual uses of a Policy. You are encouraged to seek independent tax advice in purchasing or making elections under the Policy.
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     The Internal Revenue Code of 1986, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests set forth in that section. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about the application of those tests to the Policy.

     Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:

     . the death benefit should be fully excludable from the Beneficiary's gross income; and
     . you should not be considered in constructive receipt of the Cash Surrender Value, including any increases, unless and until it is distributed from the Policy.

     We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

     Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. The Code rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy Years exceed the sum of the net level premium payments which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Accumulation Value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

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This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.
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     A Policy issued in exchange for a modified endowment contract is subject to tax treatment as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

[ ]  TAX TREATMENT OF LOANS AND OTHER DISTRIBUTIONS

     Upon a surrender or lapse of the Policy or when benefits are paid at the Policy's maturity date, if the amount received plus any loan amount exceeds the investment in the Policy (see box below), the excess will generally be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

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"Investment in the Policy" means:

..  the aggregate amount of any premium payments or other consideration paid for the Policy, minus
.. the aggregate amount received under the Policy which is excluded from gross income of the Owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus
.. the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the Owner's gross income.

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     Distributions other than Death Benefits from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:

(1) All distributions other than death benefits, including surrenders and partial withdrawals, are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Policy (see box above) at such time.
(2) Loans from or secured by the Policy are treated as distributions and taxed accordingly.
(3) A 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

     Distributions other than Death Benefits from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the investment in the Policy and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first fifteen years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702 of the Code.

     Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that preferred loans could be treated as distributions rather than loans.

     Neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a modified endowment contract are subject to the 10% additional income tax rule. If a Policy which is not a modified endowment contract becomes a modified endowment contract, then any distributions made from the Policy within two years prior to the change in such status will become taxable in accordance with the modified endowment contract rules discussed above.

[ ]  OTHER POLICY OWNER TAX MATTERS

     Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a withdrawal, a surrender or lapse, a change in Ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of Ownership or receipt of distributions from a Policy depends on the circumstances of each Owner or Beneficiary.

     Interest Paid on Policy loans generally is not tax deductible.

     Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial withdrawal, collateral assignment or full surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within a calendar year, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

     Withholding. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect however, not to have tax withheld from distributions.

     Paid-Up Life Insurance Rider. The tax consequences associated with the paid-up life insurance rider are unclear. You should consult a qualified tax adviser about the tax consequences of electing this Policy rider.

     Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the Beneficiary's individual circumstances.

     Diversification requirements. Code Section 817(h) requires investments of the Variable Account to be "adequately diversified" in accordance with Treasury Regulations for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with the diversification requirements could subject you to immediate taxation on the incremental increases in Accumulation Value of the Policy plus the cost of insurance protection for the year. However, we believe the Policy, through the underlying investment portfolios, complies fully with such requirements.

     Owner control. In certain circumstances, your control of the investments of the Variable Account may cause you, rather than us, to be treated as the Owner of the assets in the Variable Account. If you are considered the Owner of the assets of the Variable Account, income and gains from the Variable Account would be included in your gross income.

     The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that the policy owners were not owners of variable account assets. For example, you have additional flexibility in allocating Policy premium and Accumulation Values. These differences could result in you being treated as the Owner of a pro rata share of the assets of the Variable Account. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Variable Account.

     Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax attributes of the particular arrangement and the suitability of this product for the arrangement. Moreover, in recent years, Congress has adopted new rules relating to corporate owned life insurance. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.

     Split-Dollar Arrangements. The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

     Additionally on July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

     Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

     Tax Shelter Regulations. Prospective owners should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.

     Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

     Possible Tax Law changes. There is always a possibility that the tax treatment of the Policy could change, by legislation or otherwise. You should consult a tax adviser with respect to possible tax law changes and their effect on your intended use of the Policy.

     No Guarantees Regarding Tax Treatment. We cannot guaranty the tax treatment of the Policy or any transaction involving the Policy. You should consult with a tax adviser if you have tax questions about the Policy.

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MISCELLANEOUS

[ ]  TELEPHONE TRANSACTIONS

   Telephone Transactions Permitted:

..  Transfers.
..  Partial withdrawals or loans of $10,000 or less by you.
..  Change of premium allocations.

   Telephone Transaction Rules:

..  Only you may elect. Do so on the Policy application or by prior Written
   Notice to us.
.. Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next Business Day.
..  Will be recorded for your protection.
..  For security, you must provide your Social Security number and/or other identification information.
..  May be discontinued at any time as to some or all Owners.
.. For any transaction that would reduce or impair the death benefit, consent from any irrevocable beneficiary is required.

     We are not liable for following authorized telephone transaction instructions we reasonably believe to be genuine. Any Owner individually can make telephone transactions, even if there are joint Owners.

[ ]  DISTRIBUTION OF THE POLICIES

     Mutual of Omaha Investor Services, Inc. ("MOIS"), Mutual of Omaha Plaza, Omaha, Nebraska 68175, is the principal underwriter of the Policy. Like us, MOIS is an affiliate of Mutual of Omaha Insurance Company. MOIS is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc. MOIS contracts with one or more registered broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable life insurance. Commissions paid to Distributors may be up to 99% of target premium for the first Policy Year and up to 6% of target premium thereafter. Distributors may receive additional compensation for amounts received in excess of target premium. We may also pay other distribution expenses such as renewal fees and production incentive bonuses, including non-cash awards. These distribution expenses do not result in any charges under the Policies that are not described under the EXPENSES section of this Prospectus.


     For the fiscal year ended December 31, 2003, Companion paid $32,425in total compensation to MOIS; of this amount MOIS retained $3,465 as concessions for its services as principal underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers. In 2002, these amounts were $114,212 and $26,564 respectively. In 2001, these amounts were $171,760 and $35,168 respectively.


[ ]  LEGAL PROCEEDINGS

     As of the date of this Prospectus, there are no legal proceedings affecting the Variable Account, or that are material in relation to our total assets.

[ ]  FINANCIAL STATEMENTS

     Our statutory financial statements and the financial statements of each of the Subaccounts of the Variable Account are contained in the Statement of Additional Information. You should consider our financial statements only as bearing upon our ability to meet our obligations under the Policies. For a free copy of these statutory financial statements and the financial statements of each of the Subaccounts of the Variable Account and/or the Statement of Additional Information, please call or write us at our administrative office.

[ ]  USA PATRIOT ACT NOTICE

     The USA Patriot Act requires financial institutions to notify their customers that the financial institution is required to collect information in order to verify the identity of the owner(s) of any policy or account. In order to satisfy our "Customer Identification Verification" obligation, we may require you to provide us with documents and information necessary to verify your identity. This verification process may include the use of third-party sources to verify the information provided to us.

[ ]  PRIVACY NOTICE

     We are obligated by law to provide you with our privacy notice on an annual basis. Our current privacy notice appears on the succeeding four pages.

                                 MUTUAL OF OMAHA
                       PRIVACY NOTICE-PERSONAL INFORMATION
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This Privacy Notice applies to the Personal Information of customers of the Mutual of Omaha companies. The companies include:
..  Mutual of Omaha Insurance Company
..  Mutual of Omaha Investor Services, Inc.
..  Mutual of Omaha Marketing Corporation
..  United of Omaha Life Insurance Company
..  United World Life Insurance Company
..  Companion Life Insurance Company
..  Exclusive Healthcare, Inc.
..  Omaha Property and Casualty Insurance Company
..  Mutual of Omaha Structured Settlement Company, Inc.
..  Mutual of Omaha Structured Settlement Company of New York, Inc.

This Notice applies to our current as well as former customers regardless of their state of residency unless otherwise specifically indicated in this Notice.

                        Why You Are Receiving This Notice

The federal Financial Services Modernization Act and state privacy laws require us to send you an annual Notice. This Notice describes how we collect, use, and protect the Personal Information you entrust to us.

Depending on the type of products you have with us, you may also receive a privacy notice required by a federal law which relates to the privacy of your medical information. That notice is titled "Privacy Notice -- Medical Information". Except as permitted or required by law, and as described in the "Privacy Notice - Medical Information", we do not disclose your medical information.

                              Personal Information

Personal Information means information that we collect about you such as name, address, Social Security number, income, marital status, employment and similar personal information.

                             Information We Collect

In the normal course of business we may collect Personal Information about you from:
..  Applications or other forms we receive from you.
..  Your transactions with us, such as your payment history.
..  Your transactions with other companies.
..  Mutual of Omaha websites (such as that provided through online forms, site visitor data and online information collecting devices known as "cookies"). .. Other sources (such as motor vehicle reports, government agencies and medical information bureaus).
..  Consumer-reporting agencies.

                            Your Personal Information

Sharing Within Mutual of Omaha

The law allows us to share much of your Personal Information among the Mutual of Omaha companies for many uses including the marketing of our own products. We may do so without your prior authorization, and the law does not allow you to restrict the sharing. The type of information we share could include:
..  Your name.
..  Your income.
..  Your Social Security number.
..  Other identifying information you give us.
..  Your transactions with us, such as your payment history.

We do not share your medical information, except to the extent we are required or permitted to under federal or state law.

                               YOUR PRIVACY CHOICE

Note: If you have already instructed us to not share your Personal Information or information about your creditworthiness, it is not necessary to respond again. Your request will remain on file with us until you request a change.
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Sharing With Third Parties: For All Customers Except Residents of Minnesota, New Mexico and Vermont

If you are a resident of any state except Minnesota, New Mexico or Vermont, we may share your Personal Information with third parties outside the Mutual of Omaha companies, such as banks and credit card companies. We do so to inform you about other products or services we or other companies offer that may interest you. We may also share your Personal Information with third parties that we contract with to perform functions on our behalf.

We do not share your medical information, except to the extent we are required or permitted to under federal or state law.

                              Your Right to Choose

If you are a resident of any state except Minnesota, New Mexico and Vermont, you have the right to tell us to not share your Personal Information with third parties outside the Mutual of Omaha companies. Even if you tell us to not share your Personal Information with third parties, we may still disclose your Personal Information for those purposes that are required or permitted by law. For example:
..  To respond to a judicial process or government regulatory authority.
..  To process an insurance product or service that you request.
..  To maintain or service your account, such as paying a claim.
.. To allow third parties with whom we have contracted to perform insurance functions on our behalf.

If you tell us to not share your Personal Information with third parties outside Mutual of Omaha, that instruction will apply to all the products you have with Mutual of Omaha. If there are multiple owners of any insurance product or service, any one of you may request that we not share information on behalf of yourself and the other owners.

We will honor your instructions for as long as you are our customer and for as long thereafter as we keep information about you.

If you wish to tell us to not share your Personal Information with third parties outside Mutual of Omaha, please tell us by telephone at 1-800-522-6912.

Sharing With Third Parties: For Customers Who Are Residents of Minnesota, New Mexico and Vermont

If you are a resident of Minnesota, New Mexico or Vermont, the laws of these states prevent us from sharing Personal Information about you with third parties outside the Mutual of Omaha companies. Unless you authorize us to do so, we may not share certain of your Personal Information with third parties. Since the Mutual of Omaha companies do not share such information with third parties, we are not requesting your authorization.

Vermont law also requires us to inform our customers residing in Vermont of the methods by which you may exercise your right to authorize us to share your Personal Information with third parties. At such time as we might request your authorization, we will inform you of those methods.

However, even without your authorization, we may share your Personal Information with third parties in those circumstances where sharing is permitted or required by law. For example:
..  To respond to a judicial process or government regulatory authority.
..  To process an insurance product or service that you request.
..  To maintain or service your account, such as paying a claim.
.. To allow third parties with whom we have contracted to perform insurance functions on our behalf.

We do not sell names or other information about our Minnesota, New Mexico and Vermont customers to third parties for marketing purposes.

We do not share the medical information of our Minnesota, New Mexico or Vermont customers except to the extent we are required or permitted to under federal or state law.

Sharing of Certain Information About Your Creditworthiness: For All Customers Except Residents of Vermont

If you are a resident of any state except Vermont, we may share certain information about your creditworthiness among the Mutual of Omaha companies. We do so to make it easier to do business with us. It also lets us better match our products and services with your needs. For example, one of our insurance companies may share information with another of our insurance companies. Creditworthiness includes:
..  Your marital status.
..  Your income.
..  Your employment history.
..  Your credit history.

If we did not share this information among our companies, you might be required to provide identical information each time you apply for one of our products or services.

If you prefer us to not share this information, please tell us by telephone at 1-800-522-6912.

Sharing of Certain Information About Your Creditworthiness: For Customers Who Are Residents of Vermont

If you are a resident of Vermont and you have given us your written consent, we may share information about your creditworthiness among the Mutual of Omaha companies. We do so to simplify doing business with us and to better match our products and services to your needs. Creditworthiness includes:
..  Your marital status.
..  Your income.
..  Your employment history.
..  Your credit history.

If we did not share this information among our companies, you might be required to provide identical information each time you apply for one of our products or services.

We customarily request your written consent to the sharing of this information among our family of companies when you complete an application for one of our products or services. We will not share information about your creditworthiness without your prior written consent.

                         How We Protect Your Information

We restrict access to your Personal Information. It is given only to the employees of Mutual of Omaha and others who need to know the information to provide our insurance or financial services to you.

We have physical, electronic and procedural safeguards in place to make sure your Personal Information is protected. These safeguards follow legal standards and established security standards and procedures.

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                                 MUTUAL OF OMAHA
                            MONTANA PRIVACY ADDENDUM

The following additional information applies to residents of Montana.

                INFORMATION FROM INSURANCE-SUPPORT ORGANIZATIONS
Like most insurance companies, the Mutual of Omaha family of companies obtains personal information about applicants and policyholders from other organizations which are referred to as "insurance-support organizations". These organizations furnish personal information about applicants and policyholders for use in a number of insurance transactions, such as underwriting and claims activity. These organizations may retain Personal Information about you and provide it to other persons or other companies.

                          YOUR RIGHTS UNDER MONTANA LAW
Under Montana law, you have the following rights regarding your Personal
Information:

Your Rights to Access Your Personal Information. Under Montana law, you have the right to access and obtain a copy of personal information which we have recorded about you. To exercise the right, you should:

     . Properly identify yourself with your full name and policy and/or account numbers.
     .  Submit a written request to us for your personal information.
     .  Generally describe the personal information you are requesting.

Within 30 days after the receipt of your request, we will inform you of the nature and substance of the personal information we have recorded about you. We may do so in writing, by telephone or other oral communication.

We will also provide a copy of your personal information to you within 30 days after the receipt of your request, as long as the information is reasonably locatable and retrievable by us.

We will also disclose to you the identity, if it was recorded, of those persons to whom we have disclosed your personal information in the 24-month period preceding the date of your request. In the unlikely event that the identity of the person to whom your personal information was disclosed was not recorded, we will provide you with a description of the types of persons to whom we normally disclose the type of personal information involved in your request.

We may charge you a nominal fee to provide you with copies of requested personal information. The fee will be calculated to allow us to recover our costs of providing the information to you.

Your Rights to Correct Your Personal Information. Montana law also gives you the right to correct, amend or delete personal information we may have recorded about you.

We will have 30 days after the receipt of such a request from you to act on it. Within that time, we will either take the action you request or notify you that we cannot do so. If we notify you that we cannot do so, we will:

     . Notify you in writing of our refusal to make the correction, amendment or deletion.
     .  Give you the reasons for our refusal.
     . Inform you of your right to file a statement with the Montana Commissioner of Insurance about your disagreement with our action.

Disclosures of Your Medical Information. We are legally entitled in a limited number of circumstances to disclose medical information we may have about you. Under Montana law and upon written request to us, you are entitled to receive a record of disclosures of your medical records which we may make about you. If we do receive such a request from you, we will give you:

..  The name, address and institutional affiliation, if any, of each person receiving your medical information during the prior 3 years.
..  The date the person examined or received your medical information.
.. A description of the information disclosed, unless it would not be practical to provide such a description.

How to Exercise Your Rights. If you wish to exercise any of your rights under Montana law as provided for in this notice, please write to us at:

                              Mutual of Omaha
                              Attn. Privacy Notice
                              Mutual of Omaha Plaza
                              Omaha, NE 68175-0001

When you write to us, please provide us with your full name, complete address and your policy and/or account numbers.

--------------------------------------------------------------------------------

     This Prospectus may only be used to offer the Policy where the Policy may be lawfully sold. No one is authorized to give information or make representations about the Policy that is not in the Prospectus; if anyone does so, you should not rely upon it as being accurate or adequate.

     This Prospectus generally describes only the variable investment options, except where the fixed rate options are specifically mentioned.

               --------------------------------------------------

               DO YOU HAVE QUESTIONS?

               If you have questions about your Policy or this Prospectus, you may contact your agent or broker who gave this Prospectus to you, or you may contact us at: Companion, Variable Product Services, P.O. Box 3664, Omaha, Nebraska 68103-0664. Telephone 1-800-494-0067.

               --------------------------------------------------

DEFINITIONS

Accumulation Value is the dollar value of amounts accumulated under the Policy (in both the variable investment options and the fixed rate options).

Allocation Date is the first Business Day following the completion of your "right to examine" period.

Beneficiary is the person(s) or other legal entity who receives the death benefits of the Policy, if any, upon the insured's death. If there are joint Owners, the surviving joint Owner is the primary Beneficiary and any named Beneficiary is a contingent Beneficiary.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Accumulation Value, less any Policy loans, unpaid loan interest and any applicable surrender charge.

Loan Account is an account we maintain for your Policy if you have a Policy loan outstanding. The Loan Account is credited with interest and is not affected by the experience of the Variable Account. The Loan Account is part of our general account.

Monthly Deduction is a monthly charge that includes a mortality and expense risk charge, an administrative charge, a charge for the cost of any riders in effect for that month and a cost of insurance charge.

Net Amount at Risk means the death benefit less the Accumulation Value on a Monthly Deduction date after deducting the rider charges, if any, the risk charge for the current month, and the administrative charge. If the Policy's death benefit option is option 2, the Net Amount at Risk is the specified amount of insurance coverage.

No Lapse Period is a period of time during which the Policy will not lapse as long as specified premiums are paid and no withdrawals are taken or Policy loans are outstanding.

Owner is you --- the person(s) who may exercise all rights and privileges under the Policy. If there are joint owners, the signatures of both Owners are needed to exercise rights under the Policy (except for certain approved telephone transactions).

Policy is the Ultra Variable Life Policy, a flexible premium variable universal life insurance policy offered by us through this Prospectus.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the date of issue of the Policy.

SAI is the statement of additional information that is available free upon request (see cover page). It contains financial statements and other information about Us and the Policy.

Series Funds are open-end investment management companies (commonly called mutual funds) in which the Variable Account invests.

Subaccount is a segregated account within the Variable Account investing in a specified investment portfolio of one of the Series Funds.

Us, We, Our, Companion is Companion Life Insurance Company.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business for the next succeeding Business Day.

Variable Account is Companion Life Separate Account B, a separate account maintained by us.

Written Notice is written notice, signed by you, that gives us the information we require and is received at Companion, Variable Product Services, P.O. Box 3664, Omaha, Nebraska 68103-0664.

You, Yours is you, the Owner of the Policy who may exercise all rights and privileges under the Policy.

                       STATEMENT OF ADDITIONAL INFORMATION

     You may obtain, at no cost, a Statement of Additional Information which contains more details concerning the disclosures in this Prospectus by contacting us. You may also access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours).

     Here is the table of contents to our Statement of Additional Information:

--------------------------------------------------------------------------------
CONTENTS                                                                 Page(s)
--------------------------------------------------------------------------------
   ADDITIONAL POLICY INFORMATION                                            3
      The Policy                                                            3
      Misstatement of Age or Sex                                            3
      Suicide                                                               3
      Incontestability                                                      3
      Minor Owner or Beneficiary                                            3
      Sales to Employees                                                    3
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   ADDITIONAL INFORMATION ON DETERMINATION OF ACCUMULATION VALUE          4 - 5
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   PAYMENT OF PROCEEDS                                                      5
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      Payout Options                                                        5
--------------------------------------------------------------------------------
      Rules for Payment of Proceeds                                         6
--------------------------------------------------------------------------------
      Transfers Between Fixed and Variable Payout Options                   6
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   MISCELLANEOUS                                                            7
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      Voting Rights                                                         7
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      Distribution of Materials                                             7
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      State Regulation                                                      7
--------------------------------------------------------------------------------
      Reports to You                                                        7
--------------------------------------------------------------------------------
   FINANCIAL STATEMENTS                                                     8
--------------------------------------------------------------------------------
      Index to Financial Statements                                         8
--------------------------------------------------------------------------------

OUTSIDE back cover page]

The Statement of Additional Information contains additional information about the Variable Account and Companion Life Insurance Company. To learn more about the Policy, you should read the Statement of Additional Information dated the same date as this Prospectus. The Table of Contents for the Statement of Additional Information appears on the last page of this Prospectus. For a free copy of the Statement of Additional Information, to receive personalized illustrations of death benefits, Cash Surrender Values and Accumulation Values, and to request other information about the Policy, please call 1-800-497-0067 or write to us at our administrative office.

The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the Statement of Additional Information and other information about us and the Policy. Information about us and the Policy (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, DC 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

Investment Company Act of 1940 Registration Number 811-10163.

                        COMPANION LIFE SEPARATE ACCOUNT B
                                  (REGISTRANT)

                        COMPANION LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                            Variable Product Services
                                 P. O. Box 3664
                              Omaha, NE 68103-0665

                            Telephone: (800) 494-0067

                       STATEMENT OF ADDITIONAL INFORMATION
           Individual Flexible Premium Variable Life Insurance Policy

This Statement of Additional Information ("SAI") contains additional information regarding ULTRA VARIABLE LIFE, an individual flexible premium variable life insurance policy (the "Policy") offered by Companion Life Insurance Company ("Companion") and provides additional information about Companion. This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2004 (the "Prospectus") and the prospectuses for the investment portfolios. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above. Terms used in the Prospectus are incorporated in this SAI.

      The date of this Statement of Additional Information is May 1, 2004.

                       STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
CONTENTS                                                                 Page(s)
--------------------------------------------------------------------------------
   ADDITIONAL POLICY INFORMATION                                             3
      The Policy                                                             3
      Misstatement of Age or Sex                                             3
      Suicide                                                                3
      Incontestability                                                       3
      Minor Owner or Beneficiary                                             3
      Sales to Employees                                                     3
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   ADDITIONAL INFORMATION ON DETERMINATION OF ACCUMULATION VALUE           4 - 5
--------------------------------------------------------------------------------
   PAYMENT OF PROCEEDS                                                       5
--------------------------------------------------------------------------------
      Payout Options                                                         5
--------------------------------------------------------------------------------
      Rules for Payment of Proceeds                                          6
--------------------------------------------------------------------------------
      Transfers Between Fixed and Variable Payout Options                    6
--------------------------------------------------------------------------------
   MISCELLANEOUS                                                             7
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      Voting Rights                                                          7
--------------------------------------------------------------------------------
      Distribution of Materials                                              7
--------------------------------------------------------------------------------
      State Regulation                                                       7
--------------------------------------------------------------------------------
      Reports to You                                                         7
--------------------------------------------------------------------------------
   FINANCIAL STATEMENTS                                                      8
--------------------------------------------------------------------------------
      Index to Financial Statements                                          8
--------------------------------------------------------------------------------

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Additional Policy Information

..    THE POLICY

     The entire contract is made up of the Policy, any riders and the written application. All statements made in the application in the absence of fraud, are considered representations and not warranties. We can use only the statements made in the written application to defend a claim or void the Policy.

..    MISSTATEMENT OF AGE OR SEX

     If the insured's age or sex is misstated, all Policy payments and benefits will be those that the premiums paid would have purchased at the correct age and sex.

..    SUICIDE

     We will not pay the death benefit if the insured's death results from suicide, while sane or insane, within two years from the date of issue. Instead, we will pay the sum of the premiums paid since issue less any loans and unpaid loan interest and less any partial withdrawals.

     We will not pay that portion of the death benefit resulting from an increase in the specified amount of coverage if the insured's death results from suicide, while sane or insane, within two years from the effective date of the increase. Instead, we will pay the sum of the premiums paid for the increase less any loans and partial withdrawals since the date of the increase.

     If the Policy was converted from another life insurance coverage, then the exclusion period for suicide will be measured from the date of issue of the original coverage.

..    INCONTESTABILITY

     We will not contest the validity of the Policy after it has been in force during the lifetime of the insured for two years from the date of issue or for two years from the date of reinstatement.

     We will not contest the validity of an increase in the specified amount of coverage after the Policy has been in force during the lifetime of the insured for two years from the effective date of the increase. Any contest of an increase in the specified amount of coverage will be based on the application for that increase.

     If the Policy was issued as a conversion from another life insurance coverage, then the contestable period for the amount of insurance converted without evidence of insurability will be measured from the date of issue of the original coverage.

..    MINOR OWNER OR BENEFICIARY

     A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's Beneficiary share to a minor's trustee or guardian. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian. If there is no adult representative able to give us an adequate release for payment of the minor's Beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

..    SALES TO EMPLOYEES

     Certain distribution costs may be waived for sales to employees of Companion and our affiliates. We may increase the Accumulation Value of a Policy purchased by such employees to the extent of the distribution costs that are waived.

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Additional Information on Determination of Accumulation Value

     The accumulation unit value for a Subaccount on any Business Day is calculated as follows:

          (a) the net asset value per share of the applicable investment portfolio multiplied by the number of shares held in the Subaccount, before the purchase or redemption of any shares on that date; divided by
          (b) the total number of accumulation units held in the Subaccount on the Business Day, before the purchase or redemption of any shares on that date.

     The accumulation value of the fixed account on the date of each Monthly Deduction, before deducting the Monthly Deduction, equals:

          (a) the accumulation value as of the date of the last Monthly Deduction; plus
          (b) any net premiums credited since the date of the last Monthly Deduction; plus
          (c) any transfers from the Subaccounts to the fixed account since the date of the last Monthly Deduction; plus
          (d) any transfers from the Loan Account to the fixed account since the date of the last Monthly Deduction; less
          (e) any transfers from the fixed account to the Subaccounts since the date of the last Monthly Deduction; less
          (f) any transfers from the fixed account to the Loan Account since the date of the last Monthly Deduction; less
          (g) any partial withdrawals and surrender charges taken from the fixed account since the date of the last Monthly Deduction; plus
          (h)  interest credited to the fixed account.

     The accumulation value of the fixed account on any date other than a Monthly Deduction date equals:

          (a) the accumulation value as of the date of the last Monthly Deduction, accumulated with interest from the date of the last Monthly Deduction to the date of calculation; plus
          (b) any net premiums credited since the date of the last Monthly Deduction, accumulated with interest from the date received to the date of calculation; plus
          (c) any transfers from the Subaccounts to the fixed account since the date of the last Monthly Deduction, accumulated with interest from the date of transfer to the date of calculation; plus
          (d) any transfers from the Loan Account to the fixed account since the date of the last Monthly Deduction, accumulated with interest from the date of transfer to the date of calculation; less
          (e)  any transfers from the fixed account to the Subaccounts since the date of the last Monthly Deduction, accumulated with interest from the date of transfer to the date of calculation; less
          (f) any transfers from the fixed account to the Loan Account since the date of the last Monthly Deduction, accumulated with interest from the date of transfer to the date of calculation; less
          (g) any partial withdrawals and surrender charges taken from the fixed account since the date of the last Monthly Deduction, accumulated with interest from the date of withdrawal to the date of calculation.

     The accumulation value of the systematic transfer account on the date of each Monthly Deduction before deducting the Monthly Deduction equals:

          (a)  the accumulation value as of the last Monthly Deduction date;
               less
          (b) any transfers from the systematic transfer account to the Subaccounts since the date of the last Monthly Deduction; less
          (c) any partial withdrawals and surrender charges taken from the systematic transfer account since the date of the last Monthly Deduction; less
          (d) any transfers from the systematic transfer account to the Loan Account since the date of the last Monthly Deduction; plus
          (e)  interest credited to the systematic transfer account.

     The accumulation value of the systematic transfer account on any valuation date other than the date of a Monthly Deduction equals:

          (a) the accumulation value as of the date of the last Monthly Deduction, accumulated with interest from the date of the last Monthly Deduction to the date of calculation; less
          (b) any partial withdrawals and surrender charges taken from the systematic transfer account since the date of the last Monthly Deduction, accumulated with interest from the date of withdrawal to the date of calculation; less

          (c) any transfer from the systematic transfer account to the Loan Account since the date of the last Monthly Deduction, accumulated with interest from the date of transfer to the date of calculation.

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Payment of Proceeds

..    Payout Options

--------------------------------------------------------------------------------
The longer the guaranteed or projected proceeds payment option period, the lower the amount of each payment.
--------------------------------------------------------------------------------

     NOTE: Unless you elect a payout option with a guaranteed period or option 1, (described below) it is possible only one payment would be made under the payout option if the payee died before the due date of the second annuity payment, only two annuity payments would be made if the payee died before the due date of the third annuity payment, etc. If the continuation of variable payments being made under an option does not depend upon the payee's remaining alive, you may surrender your Policy and receive the commuted value of any unpaid payments. However, if your payment under an option depends upon the payee's continued life, you cannot surrender your Policy for cash. In this case, once option payments commence, payments will end upon the payee's death.

     1) Proceeds Held on Deposit at Interest. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

     2) Income of a Specified Amount. Proceeds are paid in monthly installments of a specified amount over at least a five-year period until proceeds, with interest, have been fully paid.

     3) Income for a Specified Period. Periodic payments of proceeds are paid for the number of years chosen. If no other frequency is selected, payments will be made monthly. A table in the Policy illustrates monthly incomes for each $1,000 of proceeds which include interest.

     4) Lifetime Income. Proceeds are paid as monthly income for as long as the payee lives. The amount of the monthly income annuity payment will be an amount computed using either the Lifetime Monthly Income Table set forth in the Policy (based on the 2000a mortality table) or, if more favorable to the payee, our then current lifetime monthly income rates for payment of proceeds. If a variable payout option is chosen, all variable proceeds payments, other than the first variable payment, will vary in amount according to the investment performance of the applicable variable investment options.

     Guarantees Available for the Lifetime Income Option:
     ----------------------------------------------------

     Guaranteed Period - An amount of monthly income is guaranteed for a specified number of years and thereafter as long as the payee lives.

     Guaranteed Amount - An amount of monthly income is guaranteed until the sum of payments equal the proceeds placed under the option and as long after that as the payee lives. If any lifetime income option with a guaranteed period provides installment payments of the same amount at some ages for different guaranteed periods, then we will provide payments for the longest guaranteed period that is available at that age and amount.

     5)   Lump Sum. Proceeds are paid in one sum.

     6) Other Options. We may be able to accommodate making proceeds payments under other options, including joint and survivor periods. Contact us for more information.

..    Rules for Payment of Proceeds:

..    Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
..    Any option chosen will be effective when we acknowledge it.
..    We may require proof of your age or survival or the age or survival of the payee.
..    We reserve the right to pay the proceeds in one sum when the amount is less than $2,000, or when the option of payment chosen would result in periodic payments of less than $20.
..    When the last payee dies, we will pay to the estate of that payee any amount on deposit, or the then present value of any remaining guaranteed payments under a fixed option.

     Fixed Proceeds Payments: Fixed payments are available under all six payout options described above. The proceeds will be transferred to our general account, and the payments will be fixed in amount by the provisions selected and the age and sex of the payee. The interest rate used in the payout options is guaranteed to yield 3% on an annual basis. We may, at our sole discretion, declare additional interest to be paid or credited annually for payout options 1, 2, 3, or 6. The guaranteed amounts are based on the 2000a mortality table, and an interest rate that is guaranteed to yield 3% annually. Current interest rates may be obtained from us.

     Variable Proceeds Payments: Only payout options 2, 4, and 6 are available for variable payments. The dollar amount of the first monthly payment will be determined by applying the proceeds allocated to variable Subaccounts to the variable payout options table shown in the Policy applicable to the payout option chosen. The tables are determined from the 2000a Mortality Table ALB. If more than one Subaccount has been selected, the Accumulation Value of each Subaccount is applied separately to the applicable table to determine the amount of the first payment attributable to that particular Subaccount.

     All variable payments other than the first will vary in amount according to the investment performance of the applicable Subaccounts. We guarantee that the dollar amount of each variable payment after the first will not be affected by actual expenses (except changes in fund management expenses) or changes in mortality experience. The amount of each subsequent payment equals the number of variable payment units for each Subaccount, multiplied by the value of a variable payment unit for that Subaccount 10 days prior to the date the variable payment is due. This amount may increase or decrease from month to month. The number of units for each Subaccount is determined by dividing the amount of the first payment attributable to that Subaccount by the value of a unit in that Subaccount when the first payment is determined.

     If the net investment return of a Subaccount for a payment period is equal to the pro-rated portion of the assumed investment rate, the variable payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the assumed investment rate for a payment period, the payment for that period will be greater than the payment for the prior period and to the extent that such return for a period falls short of the assumed investment rate, the payment for that period will be less than the payment for the prior period. A charge equal on an annual basis to 1.20% of the daily net asset value of the Variable Account is deducted to compensate us for the administrative and other costs and risks associated with the variable payment options.

..    Transfers between Fixed and Variable Payout Options

--------------------------------------------------------------------------------
4 transfers are allowed each Policy Year that a payout option is in effect.
--------------------------------------------------------------------------------

     The payee may exchange the value of a designated number of variable payment units of a particular Subaccount into other variable payment units, the value of which would be such that the dollar amount of a payment made on the date of the exchange would be unaffected by the exchange.

     Transfers may be made between Subaccounts and from a Subaccount to the fixed account. No exchanges may be made from the fixed account to the variable Subaccounts. Transfers will be made using the variable payment unit values for the valuation period during which we receive any request.

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MISCELLANEOUS

..    VOTING RIGHTS

     We are the legal owner of the shares of the investment portfolio held by the Variable Account and therefore have the right to vote on all matters submitted to shareholders of the investment portfolios. However, to the extent required by law, we will vote shares held in the Variable Account at meetings of the shareholders of the investment portfolios in accordance with instructions received from Policy Owners. The Series Funds, as mutual funds, generally do not hold regular annual shareholder meetings. To obtain voting instructions from Policy Owners before a meeting of shareholders of a particular investment portfolio, we may send voting instruction material, a voting instruction form and any other related material to Policy Owners with Accumulation Value in the Variable Account corresponding to that investment portfolio. We will vote shares held in a Variable Account for which no timely instructions are received in the same proportion as those shares for which voting instructions are received. If the applicable federal securities laws, regulations or interpretations thereof change to permit us to vote shares of the investment portfolios in our own right, then we may elect to do so. We may disregard Policy Owners' voting instructions if such instructions would require us to vote the shares so as to cause a change in sub-classification or investment goals of one or more of the investment portfolios, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances, disregard voting instructions that would require changes in the investment policy or investment adviser of an investment portfolio, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, Policy Owners will be advised of that action and of our reasons for doing so in our next report to Policy Owners.

..    DISTRIBUTION OF MATERIALS

     We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box in accordance with the rules of the Securities and Exchange Commission.

..    STATE REGULATION

     We are subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. The Policy has been approved by the Insurance Department of the State of New York.

     We submit annual statements of our operations, including financial statements, to the insurance department of the State of New York for the purpose of determining solvency and compliance with the insurance laws and regulations of that state.

..    REPORTS TO YOU

     We will send you a statement at least annually showing your Policy's death benefit, Accumulation Value and any outstanding Policy loan balance. We will also confirm Policy loans, Subaccount transfers, lapses, surrenders and other Policy transactions as they occur. You will receive such additional periodic reports as may be required by the SEC.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

     The financial statements of each of the Subaccounts which comprise Companion Life Separate Account B as of December 31, 2003 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The statutory financial statements of Companion Life Insurance Company as of December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The financial statements should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in each of the Subaccounts of Companion Life Separate Account B. The primary business address of Deloitte & Touche LLP is First National Tower, 1601 Dodge Street, Suite 3100, Omaha, Nebraska 68102.

--------------------------------------------------------------------------------
..    Index to Financial Statements

Companion Life Insurance Company
   Independent Auditors' Report ............................................F-2
   Statutory Statements of Admitted Assets, Liabilities
    and Surplus, December 31, 2003 and 2002.................................F-3
   Statutory Statements of Operations for the Years Ended
    December 31, 2003, 2002 and 2001........................................F-4
   Statutory Statements of Changes in Surplus for the Years
    Ended December 31, 2003, 2002 and 2001..................................F-5
   Statutory Statements of Cash Flows for the Years Ended
    December 31, 2003, 2002 and 2001........................................F-6
   Notes to Statutory Financial Statements .................................F-7
Companion Life Separate Account B
   Independent Auditors' Report.............................................F-25
   Statement of Net Assets, December 31, 2003...............................F-26
   Statement of Operations and Changes in Net Assets for the
    Periods Ended December 31, 2003 and 2002................................F-27
   Notes to Financial Statements............................................F-41

Companion Life
Insurance Company
(A Wholly-Owned Subsidiary of United of
Omaha Life Insurance Company)

Statutory Financial Statements and Independent
Auditors' Report as of December 31, 2003 and
2002 and for the years ended December 31, 2003, 2002 and 2001

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Companion Life Insurance Company

We have audited the accompanying statutory statements of admitted assets, liabilities and surplus of Companion Life Insurance Company (the "Company") (a wholly-owned subsidiary of United of Omaha Life Insurance Company) as of December 31, 2003 and 2002, and the related statutory statements of operations, changes in surplus, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between statutory accounting practices and accounting principles generally accepted in the United States of America are described in Note 18.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Companion Life Insurance Company as of December 31, 2003 and 2002, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2003.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of Companion Life Insurance Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, on the basis of accounting described in Note 1.

As discussed in Note 2 to the statutory financial statements, the Company has changed certain accounting practices as a result of the adoption by the Insurance Department of the State of New York (the "Department") of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual-Version effective January 1, 2001 as modified and prescribed by the Insurance Department of the State of New York. Effective January 1, 2002, the Company changed accounting practices relating to deferred taxes as a result of amendments to prescribed practices adopted by the Department.

/s/ Deloitte & Touche LLP

Omaha, Nebraska
March 31, 2004

COMPANION LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of United of Omaha Life Insurance Company)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS
AS OF DECEMBER 31, 2003 AND 2002
--------------------------------------------------------------------------------

ADMITTED ASSETS                                        2003            2002
Cash and invested assets:
   Bonds                                          $  539,807,822  $  508,257,425
   Mortgage loans                                     10,048,053      11,747,891
   Contract loans                                     10,200,432       9,960,600
   Cash and cash equivalents                          10,498,946      15,461,625
   Short-term investments                              9,355,000              --
   Receivable for securities                             899,220       1,288,216
                                                  --------------  --------------
      Total cash and invested assets                 580,809,473     546,715,757
Investment income due and accrued                      5,831,228       5,966,163
Premiums deferred and uncollected                      9,119,590       7,949,542
Receivable from parent and affiliates                    658,418         888,063
Net deferred tax assets                                2,646,509       2,683,009
Other assets                                           2,366,704       2,529,761
Separate accounts assets                              27,634,248      26,259,321
                                                  --------------  --------------
      Total admitted assets                       $  629,066,170  $  592,991,616
                                                  ==============  ==============
LIABILITIES
Policy reserves:
   Aggregate reserve for policies and contracts   $  389,237,457  $  369,010,483
   Policy and contract claims                          4,352,052       4,372,604
   Other                                                 225,095         207,496
                                                  --------------  --------------
      Total policy reserves                          393,814,604     373,590,583
Interest maintenance reserve                           1,029,421         309,954
Asset valuation reserve                                3,799,073       2,186,061
General expenses and taxes due or accrued                580,320         484,650
Funds held under reinsurance treaties -
 affiliate                                           115,720,529     110,531,483
Federal income taxes due or accrued                    1,730,000       1,139,000
Payable for securities                                 3,056,516              --
Payable to parent and affiliates                       3,970,173       1,454,736
Other liabilities                                      9,921,343       9,112,413
Separate accounts liabilities                         27,594,512      26,225,974
                                                  --------------  --------------
      Total liabilities                              561,216,491     525,034,854
                                                  --------------  --------------
SURPLUS
Capital stock, $400 par value, 5,000 shares
 authorized, issued and outstanding                    2,000,000       2,000,000
Gross paid-in and contributed surplus                 45,650,000      45,650,000
Special surplus and contingency reserve                  721,151         663,961
Unassigned surplus                                    19,478,528      19,642,801
                                                  --------------  --------------
      Total surplus                                   67,849,679      67,956,762
                                                  --------------  --------------
      Total liabilities and surplus               $  629,066,170  $  592,991,616
                                                  ==============  ==============

The accompanying notes are an integral part of these statutory financial statements.

COMPANION LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of United of Omaha Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
--------------------------------------------------------------------------------

                                                           2003             2002             2001
Income:
   Net premiums and annuity considerations            $   60,252,646   $   58,960,436   $   50,059,494
   Net investment income                                  37,893,806       38,564,797       38,526,650
   Other income                                            2,362,582        3,429,176        3,992,619
                                                      --------------   --------------   --------------
      Total income                                       100,509,034      100,954,409       92,578,763
                                                      --------------   --------------   --------------
Benefits and expenses:
   Policyholder benefits                                  39,816,018       44,551,130       51,971,231
   Increase in policy reserves                            20,171,037       15,521,066          393,591
   Commissions                                             6,521,007        5,442,358        5,666,447
   Operating expenses                                     24,901,335       22,150,130       20,068,714
   Net transfers to (from) separate accounts              (2,399,153)      (1,235,558)         265,813
                                                      --------------   --------------   --------------
      Total benefits and expenses                         89,010,244       86,429,126       78,365,796
                                                      --------------   --------------   --------------
      Net gain from operations before federal
       income taxes and net realized capital
       losses                                             11,498,790       14,525,283       14,212,967
Federal income taxes                                       5,235,323        5,961,960        4,592,242
                                                      --------------   --------------   --------------
      Net gain from operations before net realized
       capital losses                                      6,263,467        8,563,323        9,620,725
Net realized capital losses (net of taxes of
 $438,482, $180,450 and $3,245 and transfers
 to the interest maintenance reserve of $814,324,
 $335,120 and $6,026, respectively)                       (1,334,538)      (1,316,169)      (2,133,298)
                                                      --------------   --------------   --------------
      Net income                                      $    4,928,929   $    7,247,154   $    7,487,427
                                                      ==============   ==============   ==============

The accompanying notes are an integral part of these statutory financial statements.

COMPANION LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of United of Omaha Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN SURPLUS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
--------------------------------------------------------------------------------

                                                           2003             2002             2001
Capital stock                                         $    2,000,000   $    2,000,000   $    2,000,000
                                                      --------------   --------------   --------------
Gross paid-in and contributed surplus                     45,650,000       45,650,000       45,650,000
                                                      --------------   --------------   --------------
Special surplus and contingency reserve:
   Balance at beginning of year                              663,961          595,612          547,095
   Increase in group contingency life reserve                 57,190           68,349           48,517
                                                      --------------   --------------   --------------
   Balance at end of year                                    721,151          663,961          595,612
                                                      --------------   --------------   --------------
Unassigned surplus:
   Balance at beginning of year                           19,642,801       17,611,595       16,039,834
   Net income                                              4,928,929        7,247,154        7,487,427
   Dividends to parent                                    (6,500,000)      (6,300,000)      (6,000,000)
   Change in:
      Net unrealized capital gains (losses) (net of
       taxes of $762,400, $968,976 and $376,193,
       respectively)                                       1,415,884       (1,780,956)        (698,645)
      Net deferred income taxes                            1,375,943        1,415,344               --
      Non-admitted assets                                   (493,641)      (1,396,524)          (6,824)
      Liability for reinsurance in unauthorized
       companies                                              (7,685)          26,525           (7,914)
      Asset valuation reserve                             (1,613,012)       1,281,035          580,295
   Contingency reserve                                       (57,190)         (68,349)         (48,517)
   Deferred gain on coinsurance, net of tax of
    $423,499                                                 786,499               --               --
   Cumulative effect of changes in accounting
    principles                                                    --        1,606,977          265,939
                                                      --------------   --------------   --------------
   Balance at end of year                                 19,478,528       19,642,801       17,611,595
                                                      --------------   --------------   --------------
Total surplus                                         $   67,849,679   $   67,956,762   $   65,857,207
                                                      ==============   ==============   ==============

The accompanying notes are an integral part of these statutory financial statements.

COMPANION LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of United of Omaha Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
--------------------------------------------------------------------------------

                                                           2003             2002             2001
Cash from (used for) operations:
   Net premiums and annuity considerations            $   59,551,157   $   57,278,810   $   48,792,766
   Net investment income                                  35,037,556       37,095,268       36,676,846
   Other income                                            2,407,157        3,622,316        4,211,948
   Policyholder benefits                                 (39,630,202)     (42,131,440)     (53,356,787)
   Net transfers (to) from separate accounts               3,242,216        1,418,380         (227,493)
   Commissions and operating expenses                    (31,707,451)     (29,030,197)     (26,510,766)
   Federal income taxes paid to parent                    (5,082,805)      (6,434,410)      (4,865,346)
                                                      --------------   --------------   --------------
      Net cash from operations                            23,817,628       21,818,727        4,721,168
                                                      --------------   --------------   --------------
Cash from (used for) investments:
   Proceeds from bonds sold, redeemed or matured         150,147,705      105,057,630      100,622,587
   Proceeds from mortgage loans redeemed or matured        1,861,600          502,551        3,150,378
   Miscellaneous proceeds                                  3,891,510         (633,252)        (349,160)
   Cost of bonds acquired                               (177,149,680)    (126,744,894)    (106,125,531)
   Cost of mortgage loans acquired                          (153,468)        (631,123)      (5,282,928)
   Miscellaneous applications                                     --       (3,966,833)       3,966,833
   Net increase (decrease) in contract loans                (239,832)           5,723          121,910
                                                      --------------   --------------   --------------
      Net cash used for investments                      (21,642,165)     (26,410,198)      (3,895,911)
                                                      --------------   --------------   --------------
Cash from (used for) financing:
   Net increase in deposit-type contracts                     55,937          479,854          126,375
   Dividends paid to parent                               (6,500,000)      (6,300,000)      (6,000,000)
   Other cash provided                                     8,660,921       11,155,413       14,000,579
                                                      --------------   --------------   --------------
      Net cash from financing                              2,216,858        5,335,267        8,126,954
                                                      --------------   --------------   --------------
Net change in cash and cash equivalents and
 short-term investments                                    4,392,321          743,796        8,952,211
Cash and cash equivalents and short-term
 investments:
   Beginning of year                                      15,461,625       14,717,829        5,765,618
                                                      --------------   --------------   --------------
   End of year                                        $   19,853,946   $   15,461,625   $   14,717,829
                                                      ==============   ==============   ==============

The accompanying notes are an integral part of these statutory financial statements.

COMPANION LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of United of Omaha Life Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Nature of Operations - Companion Life Insurance Company (the "Company"), domiciled in the State of New York, is a wholly-owned subsidiary of United of Omaha Life Insurance Company ("United of Omaha"), which is a wholly owned subsidiary of Mutual of Omaha Insurance Company ("Mutual of Omaha"), a mutual health and accident and life insurance company, domiciled in the State of Nebraska. The Company has insurance licenses to operate in New York, New Jersey and Connecticut. Individual annuity and life insurance products are sold primarily through a network of Mutual of Omaha career agents, direct mail, stockbrokers, financial planners and banks.

     Basis of Presentation - The accompanying statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of New York.

     The State of New York has adopted the National Association of Insurance Commissioners' ("NAIC") statutory accounting practices ("NAIC SAP") as the basis of its statutory accounting practices. In addition, the Commission of the Insurance Department of the State of New York has the right to permit other specific practices that may deviate from prescribed practice.

     The accompanying statutory financial statements vary in some respects from those that would be presented in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The most significant differences include:

     (a) Bonds are generally carried at amortized cost, while under GAAP they are carried at either amortized cost or fair value based upon their classification according to the Company's ability and intent to hold or trade the securities.

     (b) Acquisition costs, such as commissions and other costs related to acquiring new business, are charged to operations as incurred, while under GAAP they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits.

     (c) Prior to January 1, 2002, federal income tax provisions were current basis only for statutory accounting, while under GAAP a provision was also made for deferred taxes on temporary differences between the financial reporting and tax bases of assets and liabilities. On January 1, 2002, the Department adopted a change in accounting principles that requires an amount be recorded for deferred taxes with limitations as to the amount of deferred tax assets that may be reported as admitted assets.

     (d) Statutory policy reserves are based on mortality and interest assumptions prescribed or permitted by statutes, without consideration of withdrawals. The effect on reserves, if any, due to a change in valuation basis is recorded directly to surplus rather than included in the determination of net gain (loss) from operations. GAAP policy reserves are based on the Company's estimates of mortality, interest and withdrawals.

     (e) Asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established in the statutory financial statements.

     (f) Assets are reported under NAIC SAP at admitted asset value and non-admitted assets are excluded through a charge to surplus, while under GAAP, non-admitted assets are reinstated to the balance sheet, net of any valuation allowance.

     (g) Premiums receipts and benefits on universal life-type contracts are recorded as revenue and expense for statutory purposes. Under GAAP revenues on universal life-type contracts are comprised of contract charges and fees that are recognized when assessed against the policyholder account balance. Premium receipts and benefits paid are considered deposits and withdrawals, respectively, and are recorded as interest-bearing liabilities.

     (h) Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset.

     (i) Comprehensive income and its components are not presented in the statutory financial statements.

     Use of Estimates - The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates include those used in determining investment valuation, aggregate reserves for policies and contracts, policy and contract claims and deferred taxes. Actual results could differ significantly from those estimates.

     The process of determining the fair value of investments and whether or not an investment is recoverable relies on projections of future cash flows, operating results and market conditions. Projections are inherently uncertain and, accordingly, actual future cash flows may differ materially from projected cash flows. As a result, the Company's investment valuations are susceptible to the risk inherent in making such projections.

     Due to the length of annuity and life insurance contracts and the risks involved, the process of estimating aggregate reserves for policies and contracts is inherently uncertain. Aggregate reserves are estimated using mortality tables and interest rate assumptions. Actual mortality and interest rates are likely to differ.

     Policy and contract claims represent the amounts estimated for claims that have been reported but not settled and estimates for claims incurred but not reported. Policy and contract claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. Revisions of these estimates are reflected in operations in the year they are made.

     Investments - Bonds not backed by loans are stated at amortized cost using the scientific-interest method; except for bonds that are in or near default which are stated at lower of amortized cost or NAIC market value.

     Loan-backed securities and structured securities are included in bonds in the statutory statements of admitted assets, liabilities and surplus and are stated at amortized cost; except for loan-backed securities and structured securities that are in or near default, which are stated at lower of amortized cost or NAIC market value. Premiums and discounts on loan-backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments from the date of purchase. Prepayment assumptions are obtained from original term sheets and offer memorandums with updates obtained externally. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

     Mortgage loans and contract loans are stated at the aggregate unpaid balance.

     Cash equivalents are highly liquid debt securities purchased with an original maturity of less than three months.

     Short-term investments include investments whose original maturities are one year or less and are stated at cost.

     Investment income consists primarily of interest which is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method based on estimated principal repayments. Realized gains and losses on the sale of investments are determined on the specific identification basis.

     Investment income due or accrued for which it is probable the balance is uncollectible is written off and charged to investment income. Investment income due or accrued deemed collectible on mortgage loans in default that is more than 180 days past due is non-admitted. All other investment income due or accrued deemed collectible that is more than 90 days past due is non-admitted.

     Separate Accounts - The assets of the separate accounts shown in the statutory statements of admitted assets, liabilities and surplus are carried at fair value and consist primarily of mutual funds held by the Company for the benefit of contract holders under specific individual annuity and life insurance contracts. Premiums received from, and benefits paid to, separate account contract holders are reflected in the statutory statements of operations, but are offset by transfers to and from the separate accounts. Investment income and realized capital gains (losses) on the separate accounts are reflected net of amounts credited to contract holders in the statutory statements of operations. Mortality, policy administration and surrender charges to all separate accounts are included in income.

     Policy Reserves and Deposit-Type Contracts - Policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for life policies are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates (2.5% to 6.0%) and mortality (1941, 1958 and 1980 CSO tables) prescribed by regulatory authorities. Annuity reserves are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") based primarily upon the 1937 Standardized Annuity Table with interest rates ranging from 2.5% to 3.5%; the 1971 Individual Annuity Mortality Table with interest rates ranging from 4.0% to 7.5%, or the 1983a Individual Annuity Mortality Table with interest rates ranging from 5.25% to 9.25%.

     Reserves for deposit-type contracts are equal to deposits received and interest credited to the benefit of contract holders, less withdrawals that represent a return to the contract holder. Tabular interest on deposit-type contracts is calculated by formula as described in the annual statement instructions.

     Policy and contract claims represent the amounts estimated for claims that have been reported but not settled and estimates for claims incurred but not reported. Policy and contract claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. Revisions of these estimates are reflected in operations in the year they are made. Claim adjustment expenses are accrued and included in general expenses and taxes due or accrued.

     Reinsurance - In the normal course of business, the Company assumes and cedes insurance business. The ceding of insurance business does not discharge an insurer from its primary legal liability to a policyholder. The Company remains liable to the extent that a reinsurer is unable to meet its obligations. Balances are included in the statutory statements of admitted assets, liabilities and surplus, and the statutory statements of operations, net of reinsurance.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established.

     During 2003, the Company ceased underwriting its variable life and annuity products. Effective December 31, 2003, the Company entered into modified coinsurance and coinsurance agreements to cede its variable life and annuity business on an indemnity basis. These reinsurance agreements resulted in a deferred gain of $786,499 (net of taxes of $423,499), which is reflected in unassigned surplus and will be amortized into operations as earnings emerge from the business reinsured. This transaction is subject to regulatory approval.

     During the year ended December 31, 2001, the Company incurred $993,000 in direct claims as a direct result of the September 11, 2001 events. $441,000 of this amount is reinsured with Company's parent, United of Omaha, and an additional $180,000 is reinsured with a non-affiliated company.

     Asset Valuation Reserve and Interest Maintenance Reserve - The Company established certain reserves as promulgated by the NAIC. The AVR is determined by formula and is based on the Company's investments in bonds and mortgages loans. This valuation reserve requires appropriation of surplus to provide for possible losses on these investments. Realized and unrealized capital gains (losses), other than those resulting from interest changes, are credited or charged to the AVR.

     The IMR is used to defer realized capital gains and losses, net of tax, on sales and calls of bonds and certain investments which result from interest rate changes. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment.

     Premiums and Annuity Considerations and Related Commissions - Premiums are recognized as income over the premium-paying period of the policies. Annuity considerations are recognized as revenue when received. Consideration received on deposit-type contracts, which did not contain any life contingencies, is recorded directly to the related liability. Commissions and other expenses related to the acquisition of policies are charged to operations as incurred.

     Fair Values of Financial Instruments - The Company used the following methods and assumptions in estimating its fair value disclosures for financial instruments:

          Bonds - The fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using expected future cash flows, current market rates to the yield, credit quality and maturity date. At December 31, 2003, the Company had manufactured housing asset-backed securities with a fair value of $23,404,086 that was primarily estimated based upon expected future cash flows, current market rates, credit quality and maturity date. At December 31, 2002, the Company had manufactured housing asset-backed securities whose fair value of $28,594,319 was primarily estimated based upon bid quotations provided by a third party.

          Mortgage Loans - The fair values for mortgage loans are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risks.

          Contract Loans - The carrying values of contract loans approximates their fair value as they may be repaid at any time.

          Cash and Cash Equivalents and Short-Term Investments - The carrying amounts for these instruments approximate their fair values.

          Deposit-Type Contracts - The fair values of deposit-type contracts are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the deposit-type contracts being valued.

     Vulnerability Due to Certain Concentrations - The Company is subject to regulation by state insurance departments and undergoes periodic examinations by those departments. The following is a description of the most significant risks facing life and health insurers and how the Company manages those risks:

          Legal/regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will occur and create additional costs or expenses not anticipated by the insurer in pricing its products. The Company monitors economic and regulatory developments that have the potential to impact its business.

          Interest-rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. The Company mitigates this risk by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, the Company may have to sell assets prior to maturity and recognize a gain or loss.

          Credit risk is the risk that issuers of securities owned by the Company will default, or that other parties, including reinsurers who owe the Company money, will not pay.

     Other-Than-Temporary Declines in Fair Value - The Company regularly reviews it investment portfolio for factors that may indicate that a decline in fair value of an investment is other-than-temporary. Some factors considered in evaluating whether or not a decline in fair value is other-than-temporary include: the Company's ability and intent to retain the investment for a period of time sufficient to allow for a recovery in value; the duration and extent to which the fair value has been less than cost; and the financial condition and prospects of the issuer.

     The Company recognizes other-than-temporary impairments of bonds not backed by loans when it is either probable that the Company will not collect all amounts due according to the contractual terms of the bond in effect at the date of acquisition or when the Company has made a decision to sell the bond prior to its maturity at an amount below its amortized cost. When an other-than-temporary impairment is recognized, the bond is written down to fair value and the amount of the write down is recorded as a realized loss.

     For loan-backed securities, other-than-temporary impairments are recognized when a revaluation based on new prepayment assumptions results in a negative yield. When an other-than-temporary impairment is recognized, the cost basis of the loan-backed security is written down to the undiscounted estimated future cash flows and the amount of the write down is recorded as a realized loss.

     Reclassifications - Certain items on the prior year financial statements have been reclassified to conform to current year presentation.

2.   ACCOUNTING CHANGES

     Changes in Accounting Principles - Accounting changes to adopt a new accounting principle to record deferred tax assets (DTAs) and deferred tax liabilities (DTLs) as adopted by the State of New York on January 1, 2002 and to conform to the provisions of the NAIC Accounting Practices and Procedures Manual - version effective January 1, 2001, as modified by the State of New York are reported as changes in accounting principles. The cumulative effect of these changes is reported as an adjustment to surplus in the period of the change. The cumulative effect is the difference between the amount of surplus at the beginning of the year and the amount of surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company increased surplus by $1,606,977 and $265,939 as of January 1, 2002 and 2001, respectively.

3.   INVESTMENTS

     Bonds - The carrying value and estimated fair value of investments in bonds, including loan-backed securities, by type were as follows:

                                                      Gross            Gross
                                  Carrying         Unrealized        Unrealized         Estimated
                                    Value             Gains           Losses           Fair Value
At December 31, 2003
U.S. Government                $       290,244   $         1,256   $            --   $       291,500
Special revenue                      2,918,561           178,939                --         3,097,500
Public utilities                    28,882,542         1,730,393          (175,186)       30,437,749
Industrial and miscellaneous       251,473,772        19,210,135        (1,644,809)      269,039,098
Mortgage-backed securities         176,095,381         8,162,107        (1,060,580)      183,196,908
Asset-backed securities             80,147,322         2,840,511          (427,565)       82,560,268
                               ---------------   ---------------   ---------------   ---------------
   Total                       $   539,807,822   $    32,123,341   $    (3,308,140)  $   568,623,023
                               ===============   ===============   ===============   ===============
At December 31, 2002
U.S. Government                $       214,998   $         3,160   $            --   $       218,158
Special revenue                      3,244,796            91,531          (410,157)        2,926,170
Public utilities                    27,320,704         1,816,465           (76,480)       29,060,689
Industrial and miscellaneous       255,737,055        22,191,595        (1,252,676)      276,675,974
Mortgage-backed securities         137,057,392        10,667,074            (7,062)      147,717,404
Asset-backed securities             84,682,480         4,275,447          (592,423)       88,365,504
                               ---------------   ---------------   ---------------   ---------------
   Total                       $   508,257,425   $    39,045,272   $    (2,338,798)  $   544,963,899
                               ===============   ===============   ===============   ===============

     Bonds that were in or near default (NAIC 6) at December 31, 2003 and 2002 are carried at fair value which was $1,260,292 and $2,992,579, respectively, less than amortized cost.

     At December 31, 2003 and 2002, the Company had manufactured housing asset-backed securities with a carrying value of $22,761,120 and $27,581,559, respectively.

     The Company's bond portfolio is primarily comprised of investment grade securities. Based upon ratings by the NAIC, investment grade bonds comprised 91.4% and 89.2% of the Company's total bond portfolio at December 31, 2003 and 2002, respectively.

     The carrying value and estimated fair value of bonds at December 31, 2003, by contractual maturity, are shown below. Actual maturities may differ as a result of prepayments by the issuer.

                                                 Carrying        Estimated
                                                  Value          Fair Value

Due in one year or less                       $   25,343,365   $   25,823,264
Due after one year through five years             83,305,708       89,664,431
Due after five years through ten years           142,428,298      153,345,296
Due after ten years                               32,487,748       34,032,856
Mortgage-backed and asset-backed securities      256,242,703      265,757,176
                                              --------------   --------------
   Total                                      $  539,807,822   $  568,623,023
                                              ==============   ==============

     Proceeds from the sale of bonds were $17,526,250, $10,848,733 and $27,979,808 during the years ended December 31, 2003, 2002, and 2001, respectively. Realized gains from the sale of bonds were $1,321,849, $515,565 and $380,426 during the years ended December 31, 2003, 2002 and 2001, respectively. Realized losses from the sale of bonds were $231,043, $0 and $1,963,144 during the years ended December 31, 2003, 2002 and 2001, respectively. Net realized investment losses for the years ended December 31, 2003, 2002 and 2001 include losses of $1,172,538, $974,344 and
     $541,309, respectively, resulting from other-than-temporary declines in the fair value of bonds.

     Bond income due and accrued of $241,160, $100,134, and $0 was excluded from net investment income during the years ended December 31, 2003, 2002 and 2001, respectively.

     Mortgage Loans - The Company invests in mortgage loans collateralized principally by commercial real estate. During 2003, the maximum and minimum lending rates for mortgage loans were 8.00% and 8.10%, respectively. At December 31, 2003, the maximum percentage of any one loan to the value of security at the time of the loan was 60%. The Company's investments in mortgage loans are held through joint participation with United of Omaha.

     Total impaired loans, as of December 31, 2003 and 2002, and associated interest income were not material.

     Fair Value of Financial Instruments - The carrying value and estimated fair value of the Company's financial instruments at December 31, were as follows:

                                             2003                                2002
                                   Carrying         Estimated          Carrying         Estimated
                                    Value           Fair Value          Value           Fair Value
Financial Assets:
Bonds                          $   539,807,822   $   568,623,023   $   508,257,425   $   544,963,899
Mortgage loans                      10,048,053        10,738,963        11,747,891        12,276,691
Contract loans                      10,200,432        10,200,432         9,960,600         9,960,600
Cash and cash equivalents           10,498,946        10,498,946        15,461,625        15,461,625
Short-term investments               9,355,000         9,355,000                --                --

Financial Liabilities:
Deposit-type contracts               1,310,280         1,120,699         1,254,343         1,127,008

4.   INCOME TAXES

     The Company is included in a consolidated federal income tax return with the following affiliates: Mutual of Omaha Insurance Company; Omaha Indemnity Company; Omaha Property and Casualty Insurance Company; Exclusive Healthcare, Inc.; Mutual of Omaha of South Dakota & Community Health Plus HMO, Inc.; Mutual of Omaha Health Plans, Inc.; Ingenium Benefits, Inc.; Adjustment Services, Inc.; KFS Corporation; Kirkpatrick, Pettis, Smith, Polian Inc.; KP Capital Markets, Inc.; KPM Investment Management, Inc.; Kirkpatrick Pettis Trust Company; Mutual of Omaha Holdings, Inc.; Mutual of Omaha Investor Services, Inc.; Mutual of Omaha Marketing Corporation; innowave incorporated; Mutual of Omaha Structured Settlement Company; Mutual of Omaha Structured Settlement Company of New York, Inc.; United of Omaha Life Insurance Company; and United World Life Insurance Company.

     Income taxes are allocated between the companies pursuant to a written agreement approved by the Board of Directors. Each company's provision for federal income taxes is based on separate return calculations with credit for net operating losses and capital losses allowed only as each company would utilize such losses on a separate return basis.

     Under federal income tax law prior to 1984, the Company was allowed certain special deductions which are accumulated in a memorandum tax account designated as the "policyholders' surplus account." Generally, this policyholders' surplus account will become subject to tax at the then current tax rates only if certain distributions are deemed to be paid out of the account. Management believes that the chance that those conditions will exist is not likely. At December 31, 2003, the Company has accumulated $2,623,448 in its policyholders' surplus account. Deferred taxes have not been provided on this amount.

     The Internal Revenue Service has examined the Company's income tax returns through 1997. Management believes the final resolution of all income tax issues for 1997 and prior years will not have a material impact on the Company's statutory financial statements.

     The Company paid federal income taxes of $5,663,314, $6,168,805 and $5,208,640 during the years ended December 31, 2003, 2002 and 2001, respectively, which are available for recoupment in the event that the Company incurs future net losses.

     Federal income taxes incurred for the years ended December 31, consist of the following major components:

                                         2003           2002           2001

Current federal income taxes         $  5,235,323   $  5,961,960   $  4,592,242
Capital gains                             438,482        180,450          3,245
                                     ------------   ------------   ------------
                                        5,673,805      6,142,410      4,595,487
Change in net deferred income taxes    (1,375,943)    (1,415,345)      (667,531)
                                     ------------   ------------   ------------
Total federal income taxes incurred  $  4,297,862   $  4,727,065   $  3,927,956
                                     ============   ============   ============

     Reconciliations between income taxes based on the federal tax rate and the effective rate for the years ended December 31, were as follows:

                                        2003           2002           2001

Net gains from operations before
 federal income taxes and net
 realized capital losses            $ 11,498,790   $ 14,525,283   $ 14,212,967
Net realized capital losses
 before federal income taxes
 and transfers to IMR                    (81,732)      (800,599)    (2,124,027)
                                    ------------   ------------   ------------
Total pretax income                   11,417,058     13,724,684     12,088,940
Statutory tax rate                            35 %           35 %           35 %
                                    ------------   ------------   ------------
Expected federal income tax
 expense                               3,995,970      4,803,640      4,231,129
Nondeductible expenses                   319,551         45,990         39,079
Change in non-admitted assets             54,741        (32,834)      (177,557)
Dividends-received deduction             (32,791)       (22,050)       (11,795)
Amortization of IMR                      (33,200)       (10,787)         1,685
Other                                     (6,409)       (56,894)      (154,585)
                                    ------------   ------------   ------------
Total federal income taxes
 incurred                           $  4,297,862   $  4,727,065   $  3,927,956
                                    ============   ============   ============

     The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

                                         2003           2002          Change
Deferred Tax Assets
Deferred acquisition costs           $  6,254,272   $  5,759,983   $    494,289
Policy reserves                         5,233,631      4,764,985        468,646
Impairment of bonds                     1,334,226      1,717,077       (382,851)
Other                                     848,888        755,856         93,032
                                     ------------   ------------   ------------
Total deferred tax assets              13,671,017     12,997,901        673,116
Non-admitted deferred tax assets      (10,840,217)   (10,190,174)      (650,043)
                                     ------------   ------------   ------------
Admitted deferred tax assets         $  2,830,800   $  2,807,727   $     23,073
                                     ============   ============   ============
Deferred Tax Liabilities
Amortization of premium and
 discount on bonds                   $   (166,828)  $    (97,691)  $    (69,137)
Other                                     (17,463)       (27,027)         9,564
                                     ------------   ------------   ------------
Deferred tax liabilities             $   (184,291)  $   (124,718)  $    (59,573)
                                     ============   ============   ============
Net admitted deferred tax assets     $  2,646,509   $  2,683,009   $    (36,500)
                                     ============   ============   ============

The change in net deferred income taxes during the years ended is comprised of the following:

                                         2003           2002          Change

Deferred tax assets                  $ 13,671,017   $ 12,997,901   $    673,116
Deferred tax liabilities                 (184,291)      (124,718)       (59,573)
                                     ------------   ------------   ------------
Net deferred tax assets              $ 13,486,726   $ 12,873,183        613,543
                                     ============   ============
Tax effect of unrealized gains                                          762,400
                                                                   ------------
Change in net deferred income taxes                                $  1,375,943
                                                                   ============

                                     December 31,    January 1,
                                         2002           2002          Change

Deferred tax assets                  $ 12,997,901   $ 10,543,071   $  2,454,830
Deferred tax liabilities                 (124,718)       (44,208)       (80,510)
                                     ------------   ------------   ------------
Net deferred tax assets              $ 12,873,183   $ 10,498,863      2,374,320
                                     ============   ============
Tax effect of unrealized losses                                        (958,976)
                                                                   ============
Change in net deferred income taxes                                $  1,415,344
                                                                   ============

5.   RELATED PARTY TRANSACTIONS

     The Company paid common stock dividends to United of Omaha, on March 12, 2003 and March 12, 2002 totaling $6,500,000 and $6,300,000, respectively.

     Mutual of Omaha and certain of its direct and indirect subsidiaries, including the Company, share certain resources such as personnel, operational and administrative services, facilities, information and communication services, employee benefits administration, investment management, advertising and general management services. Most of the expenses related to these resources are paid by Mutual of Omaha and subject to allocation among Mutual of Omaha and such subsidiaries. Management believes the measures used to allocate expenses among companies are within industry guidelines and practices.

     The Company cedes group and individual life insurance and individual annuity business to United of Omaha. The total amounts ceded were as follows:

At December 31,                                     2003             2002

Aggregate reserve for policies and contracts   $  109,899,096   $  107,440,272
                                               ==============   ==============
Policy and contract claims                     $    2,770,317   $    2,442,070
                                               ==============   ==============
Funds held under reinsurance treaties          $  115,720,529   $  110,531,483
                                               ==============   ==============

Year Ended December 31,                  2003           2002           2001

Premium considerations               $  6,165,093   $  6,584,061   $ 15,087,591
                                     ============   ============   ============
Policyholder benefits                $  8,290,074   $  8,638,710   $  5,560,531
                                     ============   ============   ============

The Company also ceded group and individual accident and health insurance to Mutual of Omaha. The amounts ceded by the Company were as follows:


At December 31,                                     2003             2002

Aggregate reserve for policies and contracts   $       44,904   $       54,468
                                               ==============   ==============
Policy and contract claims                     $      319,316   $    1,143,443
                                               ==============   ==============

Year Ended December 31,                             2003             2002

Premium considerations                         $       25,011   $    2,724,649
                                               ==============   ==============
Policyholder benefits                          $     (953,149)  $    2,475,780
                                               ==============   ==============

6.   SHORT-TERM BORROWINGS

     The Company has a $25,000,000 revolving credit agreement with its parent, United of Omaha, which is primarily intended to facilitate the purchase of long-term investments. As of December 31, 2003 and 2002, there were no amounts outstanding under this revolving credit agreement.

     The Company has a securities lending program whereby securities are loaned to third parties, primarily major brokerage firms. Company policy requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. The collateral is not reflected in the accompanying statutory statements of admitted assets, liabilities and surplus. To further minimize the credit risks related to this lending program, the Company regularly monitors the financial condition of counterparties to these agreements and also receives an indemnification from the financial intermediary who structures the transactions. The Company has securities loaned to third parties of $19,090,000 and $13,903,000 as of December 31, 2003 and 2002, respectively.

7.   EMPLOYEE BENEFIT PLANS

     The Company participates in three plans sponsored by its ultimate parent, Mutual of Omaha. These plans are a qualified, noncontributory defined benefit pension plan, a 401(k) profit sharing defined contribution plan and a postretirement benefit plan that provides certain health care and life insurance benefits for retirees. Substantially all employees are eligible for the defined benefit pension plan and the 401(k) plans, while only employees hired before 1995 may become eligible for the postretirement benefit plan. The Company has no legal obligation for benefits under these plans. Mutual of Omaha allocates expense amounts for these plans to the Company based on salary ratios. The Company's share of net expense for these plans for the years ended December 31, were as follows:


                                         2003           2002           2001

Defined benefit pension plan         $    303,093   $    159,084   $   (256,981)
401(k) profit sharing defined
 contribution plan                        106,592         51,868         44,605
Postretirement benefit plan               115,340        115,194        101,700

8.   SURPLUS AND DIVIDEND RESTRICTIONS

     The portion of unassigned surplus represented or reduced by each item below as of December 31, is as follows:


                                         2003           2002           2001

Unrealized losses                    $ (1,260,293)  $ (3,438,577)  $   (698,645)
Non-admitted assets                   (10,918,363)   (10,424,722)    (9,028,198)
Reinsurance in unauthorized
 companies                                (24,337)       (16,652)       (43,177)
Asset valuation reserve                (3,799,073)    (2,186,061)    (3,467,096)
Separate accounts                          39,736         33,347         38,665
Deferred tax assets                    13,486,726     12,873,183             --
Deferred gain on coinsurance              786,499             --             --

     Regulatory restrictions limit the amount of dividends available for distribution without prior approval of regulatory authorities.

9.   COMMITMENTS AND CONTINGENCIES

     The Company had commitments to purchase bond investments of $2,000,000 as of December 31, 2003 and 2002.

     Securities with an amortized cost of $290,244 and $214,998 at December 31, 2003 and 2002, respectively, were on deposit with government agencies as required by the laws in various jurisdictions in which the Company conducts business.

     As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. The Company has estimated its costs related to past insolvencies and has recorded a liability for guaranty fund assessments of $7,840 and $8,905 as of December 31, 2003 and 2002, respectively. The Company has recorded a tax asset for premium tax credits of $3,817 and $4,337 as of December 31, 2003 and 2002, respectively.

     Various lawsuits have arisen in the ordinary course of the Company's business. The Company believes that its defenses are meritorious and the eventual outcome of those lawsuits will not have a material effect on the Company's financial position, results of operations, or cash flows.

10.  LEASES

     The Company rents office space, equipment and computer software under noncancellable operating leases. Future required minimum rental payments under leases as of December 31, 2003 were:


2004           $  95,851
2005              98,480
2006              28,629
2007               4,740
2008               4,740
               ---------
Total          $ 232,440
               =========

     Rental expense for the years ended December 31, 2003, 2002 and 2001 was $93,506, $82,818 and $90,109, respectively.

11.  DIRECT PREMIUMS WRITTEN

     The Company's direct accident and health premiums written by third-party administrators were $866, $1,584,744 and $2,532,168 during the years ended December 31, 2003, 2002 and 2001, respectively.

12.  RETROSPECTIVELY RATED CONTRACTS

     The Company estimates accrued retrospectively rated premium adjustments for its group life and health insurance business based upon premium, claims (including IBNR), and expense experience for each retrospectively rated policy. This method results in the calculation of an asset or liability for each retrospectively rated policy.

     The amount of net premiums earned by the Company that were subject to retrospective rating features were approximately $84,000, $368,000 and $915,000 during the years ended December 31, 2003, 2002 and 2001, respectively. These net premiums represent 3.2%, 33.9% and 89.1% of the total net premium for group business during the years ended December 31, 2003, 2002 and 2001, respectively.

13.  LIABILITY FOR UNPAID CLAIMS

     A reconciliation of the liability for unpaid health claims as of December 31, is as follows:

                                       2003            2002            2001

Health balance at January 1       $     156,525   $     327,168   $     114,136
Incurred related to:
   Current year                          22,468         396,735         547,511
   Prior year                           (61,667)        (94,841)         68,324
                                  -------------   -------------   -------------
      Total incurred                    (39,199)        301,894         615,835
Paid related to:
   Current year                          11,089         323,793         280,938
   Prior year                            40,947         148,744         121,865
                                  -------------   -------------   -------------
      Total paid                         52,036         472,537         402,803
                                  -------------   -------------   -------------
Health balance at December 31     $      65,290   $     156,525   $     327,168
                                  =============   =============   =============

     The incurred prior year development for health benefits was favorable for 2003 and 2002 as actual payments were less than anticipated. The incurred prior year development for health benefits was unfavorable for 2001 as actual payments were more than anticipated.

14.  AGGREGATE RESERVE FOR POLICIES AND CONTRACTS

     The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the monthly policy anniversary following the date of death. Surrender values are not promised in excess of the legally computed reserves.

     Substandard reserves for plans introduced prior to 1989 are set equal to the excess of the reserve calculated using the appropriate substandard multiple mortality table over the reserve calculated using the standard mortality table, where both calculations use the same valuation interest rate and reserve method. Substandard reserves for plans introduced after 1988 are set equal to the unearned portion of the substandard premiums.

     At December 31, 2003 and 2002, the Company had insurance in force with a face value of $200,247,958 and $256,215,026, respectively, for which the gross premiums are less than the net premiums according to the standard valuation set by the State of New York. Reserves to cover the above insurance totaled $1,859,710 and $2,249,661 at December 31, 2003 and 2002, respectively.

15. ANALYSIS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

At December 31, 2003

Annuity Reserves and Deposit Fund
Liabilities:                                  Amount        % of Total

Subject to discretionary withdrawal:
   With market value adjustment          $        465,510           0.1 %
   At book value less current surrender
    charge of 5% or more                       63,500,419          18.6 %
   At market value                             26,078,520           7.7 %
                                         ----------------  ------------
   Total with adjustment or at market
    value                                      90,044,449          26.4 %
   At book value without adjustment
    (minimal or no charge)                    235,631,126          69.1 %
Not subject to discretionary withdrawal        15,470,352           4.5 %
                                         ----------------  ------------
Gross total                                   341,145,927         100.0 %
                                                           ============
Reinsurance ceded                             103,138,210
                                         ----------------
Net total                                $    238,007,717
                                         ================

At December 31, 2002

Annuity Reserves and Deposit Fund
Liabilities:                                  Amount        % of Total

Subject to discretionary withdrawal:
   With market value adjustment          $        389,188           0.1 %
   At book value less current surrender
    charge of 5% or more                       80,546,024          24.0 %
   At market value                             25,012,116           7.4 %
                                         ----------------  ------------
   Total with adjustment or at market
    value                                     105,947,328          31.5 %
   At book value without adjustment
    (minimal or no charge)                    215,778,100          64.2 %
Not subject to discretionary withdrawal        14,420,234           4.3 %
                                         ----------------  ------------
Gross total                                   336,145,662         100.0 %
                                                           ============
Reinsurance ceded                             100,360,168
                                         ----------------
Net total                                $    235,785,494
                                         ================

     The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the State of New York, and is provided to reconcile annuity reserves and deposit-type contract funds to amounts reported in the statutory statements of admitted assets, liabilities and surplus as of December 31:

2003
Life and Accident and Health Annual Statement:           Amount

Exhibit 5, Annuities section, net total            $    209,192,541
Exhibit 5, Supplementary Contracts with
 Life Contingencies section, net total                    1,426,376
Exhibit of Deposit-Type Contracts,
 Line 14, Column 1                                        1,310,280
                                                   ----------------
                                                        211,929,197
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2                        26,078,520
                                                   ----------------
Total                                              $    238,007,717
                                                   ================

2002
Life and Accident and Health Annual Statement:           Amount

Exhibit 5, Annuities section, net total            $    208,389,606
Exhibit 5, Supplementary Contracts with
 Life Contingencies section, net total                    1,129,428
Exhibit of Deposit-Type Contracts,
 Line 14, Column 1                                        1,254,344
                                                   ----------------
                                                        210,773,378
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2                        25,012,116
                                                   ----------------
Total                                              $    235,785,494
                                                   ================

16.  PREMIUMS DEFERRED AND UNCOLLECTED

     Deferred and uncollected life insurance premiums and annuity considerations at December 31, are as follows:

                              2003                          2002
                  ----------------------------  ----------------------------
                                     Net of                        Net of
      Type            Gross         Loading         Gross         Loading

Ordinary New
 Business         $   2,209,886  $   1,013,358  $   1,975,388  $     801,539
Ordinary Renewal      7,479,396      8,315,201      6,974,245      7,336,192
Group Life             (207,221)      (207,221)      (188,189)      (188,189)
                  -------------  -------------  -------------  -------------
Total             $   9,482,061  $   9,121,338  $   8,761,444  $   7,949,542
                  =============  =============  =============  =============

17.  SEPARATE ACCOUNTS

     Information regarding the nonguaranteed separate accounts of the Company is as follows:

For the year ended December 31,                2003              2002

Premiums, considerations or deposits     $      1,431,343  $      2,078,352
                                         ----------------  ----------------
Transfers as reported in the statutory
 statements of operations of the
 separate accounts annual statement:
   Transfers to separate accounts        $      1,431,343  $      2,138,734
   Transfers from separate accounts             4,649,414        (3,374,292)
                                         ----------------  ----------------
   Net transfers                               (3,218,071)       (1,235,558)
   Reinsurance expense allowance                  818,918                --
                                         ----------------  ----------------
Net transfers as reported in the
 statutory statements of operations      $     (2,399,153) $     (1,235,558)
                                         ================  ================
At December 31,

Reserves by valuation basis:
   Market value                          $     26,775,653  $     25,384,780
                                         ================  ================
Reserves by withdrawal characteristics:
   Market value                          $     26,775,653  $     25,384,780
                                         ================  ================

18. RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME AND EQUITY

     As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of New York. These practices differ from GAAP. The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity.

                                            2003               2002               2001
Statutory net income                  $      4,928,929   $      7,247,154   $      7,487,427
Deferred policy acquisition costs            6,038,346          2,723,618          2,469,871
Future policy benefits and
 policyholder account balances              (2,913,861)        (2,261,333)        (2,452,265)
Deferred income taxes and other tax
 reclassifications                             728,682          1,217,304            468,000
Other                                          386,968            314,783             42,400
                                      ----------------   ----------------   ----------------
GAAP net income                       $      9,169,064   $      9,241,526   $      8,015,433
                                      ================   ================   ================

                                            2003               2002               2001
Statutory surplus                     $     67,849,679   $     67,956,762   $     65,857,207
Deferred policy acquisition costs           53,262,495         48,520,661         47,215,504
Future policy benefits and
 policyholder account balances             (23,771,050)       (22,875,830)       (20,590,220)
Valuation of investments                    30,843,009         39,246,180         11,884,481
Statutory asset valuation reserve            3,799,073          2,186,061          3,467,096
Deferred income taxes                      (21,365,726)       (24,072,183)        (4,211,000)
Other                                       12,562,962         14,362,177          3,520,580
                                      ----------------   ----------------   ----------------
GAAP Equity                           $    123,180,442   $    125,323,828   $    107,143,648
                                      ================   ================   ================

COMPANION LIFE
SEPARATE ACCOUNT B

FINANCIAL STATEMENTS AND INDEPENDENT
AUDITORS' REPORT AS OF DECEMBER 31, 2003
AND FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Companion Life Insurance Company

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 2 which comprise the Companion Life Separate Account B as of December 31, 2003, and the related statements of operations and changes in net assets for each of the periods in the two year period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audit procedures included confirmation of investments owned as of December 31, 2003, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Companion Life Separate Account B as of December 31, 2003, and the results of their operations and changes in their net assets for each of the periods in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Omaha, Nebraska
March 31, 2004

                        COMPANION LIFE SEPARATE ACCOUNT B
                             STATEMENT OF NET ASSETS
                               DECEMBER 31, 2003

                                                                    Market (Carrying) Value
                                                ------------------------------------------------------------
                                                               Contracts in    Contracts in
                                                               Accumulation        Payout
                                                                (Deferred)    (Annuitization)                     Units
ASSETS                                              Cost          Period          Period         Net Assets    Outstanding
                                                ------------   ------------   ---------------   ------------   -----------
Investments:
   Alger:
      American Growth                           $     21,623   $     28,056   $            --   $     28,056         2,078
      American Small Capitalization                    8,338          9,488                --          9,488         1,045
   Federated:
      Prime Money Fund II                                922            922                --            922           735
      Fund for U. S. Government Securities II          1,016          1,013                --          1,013            69
   Fidelity:
      VIP Asset Manager: Growth                           --             --                --             --            --
      VIP Contrafund                                  11,198         13,156                --         13,156           817
      VIP Equity Income                               15,876         17,847                --         17,847         1,279
      VIP Index 500                                  143,451        161,840                --        161,840        12,431
      VIP Mid Cap                                         --             --                --             --            --
   MFS:
      Capital Opportunities Series                   116,066        123,381                --        123,381         9,239
      Emerging Growth Series                           6,746          8,109                --          8,109           717
      High Income Series                                 421            469                --            469            37
      Research Series                                  2,584          2,719                --          2,719           249
      Strategic Income Series                            500            520                --            520            36
   Pioneer:
      Equity Income VCT                                8,112          8,232                --          8,232           746
      Fund VCT                                         9,106         10,036                --         10,036         1,181
      Growth Shares VCT                                1,113          1,249                --          1,249           204
      Mid Cap Value VCT                              104,107        133,388                --        133,388         7,901
      Real Estate Shares VCT                          14,056         16,549                --         16,549           999
      Small Cap Value VCT                                 --             --                --             --            --
   Scudder:
      Global Discovery                                 2,149          2,796                --          2,796           170
      Growth and Income                                   --             --                --             --            --
      International                                      290            357                --            357            36
      VIT EAFE(R) Equity Index Fund                   21,934         23,630                --         23,630         3,396
      VIT Small Cap Index Fund                        12,889         15,283                --         15,283         1,376
   T. Rowe Price:
      Equity Income                                  107,369        126,143                --        126,143         8,276
      International Stock                            129,100        151,757                --        151,757        15,542
      Limited-Term Bond                               39,196         39,630                --         39,630         2,733
      New America Growth                              17,676         19,959                --         19,959         1,812
      Personal Strategy Balanced                         414            462                --            462            30
   Van Kampen:
      UIF Emerging Markets Equity                     32,722         43,655                --         43,655         4,078
      UIF Core Plus Fixed Income                      86,718         88,426                --         88,426         6,250
                                                ------------   ------------   ---------------   ------------
         Total invested assets                  $    915,692   $  1,049,072   $            --   $  1,049,072
                                                ============   ============   ===============   ============
LIABILITIES                                     $         --   $         --   $            --   $         --
                                                ============   ============   ===============   ============
         Net assets                             $    915,692   $  1,049,072   $            --   $  1,049,072
                                                ============   ============   ===============   ============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT B

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               Alger
                                               -----------------------------------------------------------------
                                                       American Growth            American Small Capitalization
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $           --   $            6   $           --   $           --
Realized gains (losses) on investments
   Realized gains (losses) on sale of fund
    shares                                              3,200             (737)            (474)          (1,555)
   Realized gain distributions                             --               --               --               --
                                               --------------   --------------   --------------   --------------
      Realized gain (losses)                            3,200             (737)            (474)          (1,555)
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation during
 the year                                              14,565           (8,080)           3,177           (1,979)
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                            17,765           (8,811)           2,703           (3,534)
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract owners              20,712           39,232            1,934            4,793
   Transfers between subaccounts
    (including fixed accounts), net                   (56,409)          32,317           (1,262)             347
   Transfers for contract benefits and
    terminations                                       (1,110)              --               --               --
   Contract maintenance charges                       (10,622)          (7,247)            (737)          (2,199)
   Mortality and expense risk charge                     (406)            (190)             (54)             (77)
   Administrative charge                               (1,839)          (1,217)             (87)            (381)
Adjustments to net assets allocated to
 contracts in payout period                                --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 from contract transactions                           (49,674)          62,895             (206)           2,483
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets               (31,909)          54,084            2,497           (1,051)
Net assets at beginning of period                      59,965            5,881            6,991            8,042
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $       28,056   $       59,965   $        9,488   $        6,991
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                            1,907            5,797              256            1,365
   Withdrawals                                         (5,831)            (190)            (307)          (1,199)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units outstanding           (3,924)           5,607              (51)             166
Units outstanding at beginning of year                  6,002              395            1,096              930
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                        2,078            6,002            1,045            1,096
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT B

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               Federated
                                               -----------------------------------------------------------------
                                                                                     Fund for U.S. Government
                                                     Prime Money Fund II                  Securities II
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $           67   $          821   $           35   $            4
Realized gains (losses) on investments
   Realized gains (losses) on sale of fund
    shares                                                 --               --              (12)               2
   Realized gain distributions                             --               --                4               --
                                               --------------   --------------   --------------   --------------
      Realized gain (losses)                               --               --               (8)               2
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation during
 the year                                                  --               --               (4)              (1)
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                                67              821               23                5
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract owners              53,707           84,218              339              286
   Transfers between subaccounts
    (including fixed accounts), net                   (62,121)        (258,439)             873             (268)
   Transfers for contract benefits and
    terminations                                           --               --               --               --
   Contract maintenance charges                        (1,752)          (6,736)            (227)             (20)
   Mortality and expense risk charge                      (68)            (208)              (5)              (1)
   Administrative charge                                 (264)            (925)             (14)              (2)
Adjustments to net assets allocated to
 contracts in payout period                                --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets
 from contract transactions                           (10,498)        (182,090)             966               (5)
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets               (10,431)        (181,269)             989               --
Net assets at beginning of period                      11,353          192,622               24               24
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $          922   $       11,353   $        1,013   $           24
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                           42,964           64,649              102               21
   Withdrawals                                        (51,335)        (212,218)             (35)             (21)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units outstanding           (8,371)        (147,569)              67               --
Units outstanding at beginning of year                  9,106          156,675                2                2
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                          735            9,106               69                2
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT B

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               Fidelity
                                               -----------------------------------------------------------------
                                                       VIP Contrafund                  VIP Equity Income
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $           45   $           65   $          276   $          202
Realized gains (losses) on investments
   Realized gains (losses) on sale of fund
    shares                                                (16)             (55)            (810)          (1,739)
   Realized gain distributions                             --               --               --              275
                                               --------------   --------------   --------------   --------------
      Realized gain (losses)                              (16)             (55)            (810)          (1,464)
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation during the
 year                                                   2,747             (850)           4,701           (2,732)
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                             2,776             (840)           4,167           (3,994)
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract owners               3,126            3,516            2,309            7,891
   Transfers between subaccounts
    (including fixed accounts), net                        16             (106)            (183)           1,945
   Transfers for contract benefits and
    terminations                                           --               --               --               --
   Contract maintenance charges                        (1,293)          (1,329)          (1,468)          (3,599)
   Mortality and expense risk charge                      (74)             (59)            (104)            (136)
   Administrative charge                                 (226)            (264)             (61)            (589)
Adjustments to net assets allocated to
 contracts in payout period                                --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets from
 contract transactions                                  1,549            1,758              493            5,512
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets                 4,325              918            4,660            1,518
Net assets at beginning of period                       8,831            7,913           13,187           11,669
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $       13,156   $        8,831   $       17,847   $       13,187
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                              173              260              341            1,741
   Withdrawals                                            (61)            (127)            (293)          (1,415)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units outstanding              112              133               48              326
Units outstanding at beginning of year                    705              572            1,231              905
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                          817              705            1,279            1,231
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT B

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               Fidelity (continued)              MFS
                                               -------------------------------   -------------------------------
                                                         VIP Index 500             Capital Opportunities Series
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $        1,353   $          274   $           45   $           24
Realized gains (losses) on investments
   Realized gains (losses) on sale of fund
    shares                                             (1,774)             (73)          (1,233)          (6,035)
   Realized gain distributions                             --               --               --               --
                                               --------------   --------------   --------------   --------------
      Realized gain (losses)                           (1,774)             (73)          (1,233)          (6,035)
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation during the
 year                                                  31,352          (12,647)          14,946           (6,884)
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                            30,931          (12,446)          13,758          (12,895)
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract owners              64,110           48,345           35,191            9,051
   Transfers between subaccounts
    (including fixed accounts), net                     9,486           38,945           62,552            8,843
   Transfers for contract benefits and
    terminations                                       (1,143)              --               --               --
   Contract maintenance charges                       (18,938)         (12,967)          (6,330)          (5,698)
   Mortality and expense risk charge                     (813)            (396)            (391)            (247)
   Administrative charge                               (2,828)          (1,925)            (904)            (996)
Adjustments to net assets allocated to
 contracts in payout period                                --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets from
 contract transactions                                 49,874           72,002           90,118           10,953
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets                80,805           59,556          103,876           (1,942)
Net assets at beginning of period                      81,035           21,479           19,505           21,447
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $      161,840   $       81,035   $      123,381   $       19,505
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                            5,273            6,873            7,727            2,882
   Withdrawals                                           (835)            (527)            (349)          (2,460)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units outstanding            4,438            6,346            7,378              422
Units outstanding at beginning of year                  7,993            1,647            1,861            1,439
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                       12,431            7,993            9,239            1,861
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT B

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               MFS (continued)
                                               -----------------------------------------------------------------
                                                   Emerging Growth Series               High Income Series
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $           --   $           --   $           20   $           47
Realized gains (losses) on investments
   Realized gains (losses) on sale of fund
    shares                                               (845)            (465)              (1)             (34)
   Realized gain distributions                             --               --               --               --
                                               --------------   --------------   --------------   --------------
      Realized gain (losses)                             (845)            (465)              (1)             (34)
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation during the
 year                                                   2,622             (785)              54               (8)
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                             1,777           (1,250)              73                5
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract owners               2,183            2,816               --              330
   Transfers between subaccounts
    (including fixed accounts), net                       663            1,305              350             (454)
   Transfers for contract benefits and
    terminations                                           --               --               --               --
   Contract maintenance charges                        (1,044)            (593)            (107)            (120)
   Mortality and expense risk charge                      (45)             (23)              (3)              (3)
   Administrative charge                                  (48)             (45)              (5)             (17)
Adjustments to net assets allocated to
 contracts in payout period                                --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets from
 contract transactions                                  1,709            3,460              235             (264)
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets                 3,486            2,210              308             (259)
Net assets at beginning of period                       4,623            2,413              161              420
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $        8,109   $        4,623   $          469   $          161
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                              374              409               45               64
   Withdrawals                                           (190)             (60)             (23)             (89)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units outstanding              184              349               22              (25)
Units outstanding at beginning of year                    533              184               15               40
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                          717              533               37               15
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT B

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               MFS (continued)
                                               -----------------------------------------------------------------
                                                      Research Series                Strategic Income Series
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $           14   $            4   $           24   $           43
   Realized gains (losses) on investments
   Realized gains (losses) on sale of fund
    shares                                                (34)            (178)              18               (7)
   Realized gain distributions                             --               --               --               --
                                               --------------   --------------   --------------   --------------
      Realized gain (losses)                              (34)            (178)              18               (7)
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation during the
 year                                                     510             (291)               8               10
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                               490             (465)              50               46
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract owners                 688              760               40              550
   Transfers between subaccounts
    (including fixed accounts), net                        34               67              279             (774)
   Transfers for contract benefits and
    terminations                                           --               --               --               --
   Contract maintenance charges                          (216)            (199)            (121)            (201)
   Mortality and expense risk charge                      (15)             (12)              (3)              (4)
   Administrative charge                                  (32)             (32)             (10)             (29)
Adjustments to net assets allocated to
 contracts in payout period                                --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets from
 contract transactions                                    459              584              185             (458)
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets                   949              119              235             (412)
Net assets at beginning of period                       1,770            1,651              285              697
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $        2,719   $        1,770   $          520   $          285
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                               73              113               46               43
   Withdrawals                                            (26)             (53)             (32)             (80)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units outstanding               47               60               14              (37)
Units outstanding at beginning of year                    202              142               22               59
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                          249              202               36               22
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT B

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               Pioneer
                                               -----------------------------------------------------------------
                                                      Equity Income VCT                     Fund VCT
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $          146   $          173   $           71   $           46
Realized gains (losses) on investments
   Realized gains (losses) on sale of fund
    shares                                               (363)            (198)            (546)            (306)
   Realized gain distributions                             --               --               --               --
                                               --------------   --------------   --------------   --------------
      Realized gain (losses)                             (363)            (198)            (546)            (306)
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation during the
 year                                                   1,666           (1,432)           2,183             (847)
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                             1,449           (1,457)           1,708           (1,107)
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract owners               1,061            2,214            3,177            3,897
   Transfers between subaccounts
    (including fixed accounts), net                      (719)           4,071             (250)             959
   Transfers for contract benefits and
    terminations                                           --               --               --               --
   Contract maintenance charges                          (637)          (1,310)          (1,029)            (876)
   Mortality and expense risk charge                      (39)             (65)             (53)             (35)
   Administrative charge                                  (65)            (171)             (58)             (59)
Adjustments to net assets allocated to
 contracts in payout period                                --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets from
 contract transactions                                   (399)           4,739            1,787            3,886
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets                 1,050            3,282            3,495            2,779
Net assets at beginning of period                       7,182            3,900            6,541            3,762
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $        8,232   $        7,182   $       10,036   $        6,541
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                              104            1,072              437              629
   Withdrawals                                           (154)            (639)            (206)            (120)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units outstanding              (50)             433              231              509
Units outstanding at beginning of year                    796              363              950              441
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                          746              796            1,181              950
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT B

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               Pioneer (continued)
                                               -----------------------------------------------------------------
                                                      Growth Shares VCT                 Mid Cap Value VCT
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $           --   $           --   $          309   $           74
Realized gains (losses) on investments
   Realized gains (losses) on sale of fund
    shares                                                (30)             (47)            (348)            (272)
   Realized gain distributions                             --               --               --              649
                                               --------------   --------------   --------------   --------------
   Realized gain (losses)                                 (30)             (47)            (348)             377
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation during the
 year                                                     223             (105)          32,687           (3,543)
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                               193             (152)          32,648           (3,092)
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract owners                 683              683           53,240           36,938
   Transfers between subaccounts
    (including fixed accounts), net                        --               --            5,041           30,842
   Transfers for contract benefits and
    terminations                                           --               --           (1,108)              --
   Contract maintenance charges                          (134)            (128)         (15,830)          (6,913)
   Mortality and expense risk charge                       (5)              (3)            (666)            (197)
   Administrative charge                                  (32)             (31)          (2,675)          (1,183)
Adjustments to net assets allocated to
 contracts in payout period                                --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets from
 contract transactions                                    512              521           38,002           59,487
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets                   705              369           70,650           56,395
Net assets at beginning of period                         544              175           62,738            6,343
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $        1,249   $          544   $      133,388   $       62,738
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                              125              116            3,627            4,777
   Withdrawals                                            (32)             (28)            (835)            (127)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units outstanding               93               88            2,792            4,650
Units outstanding at beginning of year                    111               23            5,109              459
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                          204              111            7,901            5,109
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT B

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               Pioneer (continued)               Scudder
                                               -------------------------------   -------------------------------
                                                   Real Estate Shares VCT               Global Discovery
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $          649   $          626   $           --   $           --
Realized gains (losses) on investments
   Realized gains (losses) on sale of fund
    shares                                                (71)             937              (26)             (64)
   Realized gain distributions                             --               --               --               --
                                               --------------   --------------   --------------   --------------
      Realized gain (losses)                              (71)             937              (26)             (64)
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation during the
 year                                                   3,346           (1,044)             879             (229)
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                             3,924              519              853             (293)
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract owners               4,589            5,225              892            1,146
   Transfers between subaccounts
    (including fixed accounts), net                    (1,129)           1,341              (32)               2
   Transfers for contract benefits and
    terminations                                           --               --               --               --
   Contract maintenance charges                        (1,530)          (3,245)            (355)            (351)
   Mortality and expense risk charge                      (82)            (108)             (15)              (8)
   Administrative charge                                 (143)            (508)             (75)             (77)
Adjustments to net assets allocated to
 contracts in payout period                                --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets from
 contract transactions                                  1,705            2,705              415              712
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets                 5,629            3,224            1,268              419
Net assets at beginning of period                      10,920            7,696            1,528            1,109
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $       16,549   $       10,920   $        2,796   $        1,528
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                              296            1,398               63               86
   Withdrawals                                           (185)          (1,152)             (31)             (28)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units outstanding              111              246               32               58
Units outstanding at beginning of year                    888              642              138               80
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                          999              888              170              138
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT B

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               Scudder (continued)
                                               -----------------------------------------------------------------
                                                        International             VIT EAFE(R) Equity Index Fund
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $            2   $          119   $          889   $          304
Realized gains (losses) on investments
   Realized gains (losses) on sale of fund
    shares                                               (254)          (2,504)            (974)          (2,539)
   Realized gain distributions                             --               --               --               --
                                               --------------   --------------   --------------   --------------
      Realized gain (losses)                             (254)          (2,504)            (974)          (2,539)
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation during the
 year                                                     283              689            6,106           (3,485)
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                                31           (1,696)           6,021           (5,720)
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract owners                 201            6,624            3,002           10,733
   Transfers between subaccounts
    (including fixed accounts), net                    (1,005)          (8,820)          (1,496)           3,339
   Transfers for contract benefits and
    terminations                                           --               --               --               --
   Contract maintenance charges                          (101)          (2,897)          (1,557)          (5,040)
   Mortality and expense risk charge                       (3)             (52)            (135)            (195)
   Administrative charge                                  (19)            (575)             (53)            (826)
Adjustments to net assets allocated to
 contracts in payout period                                --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets from
 contract transactions                                   (927)          (5,720)            (239)           8,011
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets                  (896)          (7,416)           5,782            2,291
Net assets at beginning of period                       1,253            8,669           17,848           15,557
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $          357   $        1,253   $       23,630   $       17,848
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                               25              874              633            5,116
   Withdrawals                                           (153)          (1,637)            (658)          (4,033)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units outstanding             (128)            (763)             (25)           1,083
Units outstanding at beginning of year                    164              927            3,421            2,338
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                           36              164            3,396            3,421
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT B

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               Scudder (continued)               T.Rowe Price
                                               -------------------------------   -------------------------------
                                                   VIT Small Cap Index Fund               Equity Income
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $          111   $           77   $        1,605   $          612
Realized gains (losses) on investments
   Realized gains (losses) on sale of fund
    shares                                               (515)            (302)            (927)            (353)
   Realized gain distributions                             --                6               --                4
                                               --------------   --------------   --------------   --------------
      Realized gain (losses)                             (515)            (296)            (927)            (349)
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation during the
 year                                                   5,133           (2,795)          21,765           (2,979)
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                             4,729           (3,014)          22,443           (2,716)
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract owners               2,524            3,571           53,395           37,150
   Transfers between subaccounts
    (including fixed accounts), net                       201            4,021            9,501           30,899
   Transfers for contract benefits and
    terminations                                           --               --           (1,105)              --
   Contract maintenance charges                        (1,240)          (2,351)         (15,147)          (6,899)
   Mortality and expense risk charge                      (74)            (102)            (621)            (177)
   Administrative charge                                  (88)            (367)          (2,587)          (1,181)
Adjustments to net assets allocated to
 contracts in payout period                                --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets from
 contract transactions                                  1,323            4,772           43,436           59,792
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets                 6,052            1,758           65,879           57,076
Net assets at beginning of period                       9,231            7,473           60,264            3,188
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $       15,283   $        9,231   $      126,143   $       60,264
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                              463            1,717            3,910            4,862
   Withdrawals                                           (304)          (1,282)            (596)            (128)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units outstanding              159              435            3,314            4,734
Units outstanding at beginning of year                  1,217              782            4,962              228
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                        1,376            1,217            8,276            4,962
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT B

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               T.Rowe Price (continued)
                                               -----------------------------------------------------------------
                                                     International Stock                Limited-Term Bond
                                               -------------------------------   -------------------------------
                                                     2003            2002             2003             2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $        1,641   $          775   $        1,389   $        1,894
Realized gains (losses) on investments
   Realized gains (losses) on sale of fund
    shares                                               (985)             324               95              (66)
   Realized gain distributions                            126               78               77               --
                                               --------------   --------------   --------------   --------------
      Realized gain (losses)                             (859)             402              172              (66)
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation during the
 year                                                  32,065           (8,879)             (90)             465
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                            32,847           (7,702)           1,471            2,293
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract owners              54,146           37,148            3,364            6,498
   Transfers between subaccounts
    (including fixed accounts), net                    12,558           45,319            2,291           15,882
   Transfers for contract benefits and
    terminations                                       (1,312)              --             (396)              --
   Contract maintenance charges                       (16,268)          (8,446)          (2,016)          (4,815)
   Mortality and expense risk charge                     (745)            (309)            (248)            (306)
   Administrative charge                               (2,631)          (1,398)            (110)            (710)
Adjustments to net assets allocated to
 contracts in payout period                                --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets from
 contract transactions                                 45,748           72,314            2,885           16,549
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets                78,595           64,612            4,356           18,842
Net assets at beginning of period                      73,162            8,550           35,274           16,432
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $      151,757   $       73,162   $       39,630   $       35,274
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                            6,802            9,409              480            3,302
   Withdrawals                                         (1,040)            (563)            (283)          (2,012)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units outstanding            5,762            8,846              197            1,290
Units outstanding at beginning of year                  9,780              934            2,536            1,246
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                       15,542            9,780            2,733            2,536
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT B

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               T.Rowe Price (continued)
                                               -----------------------------------------------------------------
                                                     New America Growth            Personal Strategy Balanced
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $           --   $           --   $            7   $            4
Realized gains (losses) on investments
   Realized gains (losses) on sale of fund
    shares                                               (816)          (4,080)               2               (4)
   Realized gain distributions                             --               --               --               --
                                               --------------   --------------   --------------   --------------
      Realized gain (losses)                             (816)          (4,080)               2               (4)
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation during the
 year                                                   5,636           (3,414)              59              (12)
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                             4,820           (7,494)              68              (12)
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract owners               6,350           11,294              223              143
   Transfers between subaccounts
    (including fixed accounts), net                    (1,173)           2,460               63              (11)
   Transfers for contract benefits and
    terminations                                           --               --               --               --
   Contract maintenance charges                        (2,812)          (5,480)             (66)             (40)
   Mortality and expense risk charge                     (100)            (144)              (2)              (1)
   Administrative charge                                 (155)            (742)             (13)              (4)
Adjustments to net assets allocated to
 contracts in payout period                                --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets from
 contract transactions                                  2,110            7,388              205               87
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets                 6,930             (106)             273               75
Net assets at beginning of period                      13,029           13,135              189              114
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $       19,959   $       13,029   $          462   $          189
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                              635            2,491               22               11
   Withdrawals                                           (421)          (2,048)              (8)              (4)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units outstanding              214              443               14                7
Units outstanding at beginning of year                  1,598            1,155               16                9
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                        1,812            1,598               30               16
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

COMPANION LIFE SEPARATE ACCOUNT B

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

                                               Van Kampen
                                               -----------------------------------------------------------------
                                                 UIF Emerging Markets Equity       UIF Core Plus Fixed Income
                                               -------------------------------   -------------------------------
                                                    2003             2002             2003             2002
                                               --------------   --------------   --------------   --------------
Income:
   Dividends                                   $           --   $           --   $           41   $        1,312
Realized gains (losses) on investments
   Realized gains (losses) on sale of fund
    shares                                                805               (3)             242               74
   Realized gain distributions                             --               --              523              255
                                               --------------   --------------   --------------   --------------
      Realized gain (losses)                              805               (3)             765              329
                                               --------------   --------------   --------------   --------------
Change in unrealized appreciation during the
 year                                                  13,033           (2,299)           2,064             (350)
                                               --------------   --------------   --------------   --------------
Increase (decrease) in net assets from
 operations                                            13,838           (2,302)           2,870            1,291
                                               --------------   --------------   --------------   --------------
Contract Transactions:
   Payments received from contract owners              14,494           15,006           41,787           20,867
   Transfers between subaccounts
    (including fixed accounts), net                    (1,246)           4,974           17,637           22,955
   Transfers for contract benefits and
    terminations                                         (163)              --             (394)              --
   Contract maintenance charges                        (4,520)          (4,088)         (11,183)          (4,978)
   Mortality and expense risk charge                     (219)            (126)            (458)            (117)
   Administrative charge                                 (700)            (695)          (1,757)            (709)
Adjustments to net assets allocated to
 contracts in payout period                                --               --               --               --
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in net assets from
 contract transactions                                  7,646           15,071           45,632           38,018
                                               --------------   --------------   --------------   --------------
Total increase (decrease) in net assets                21,484           12,769           48,502           39,309
Net assets at beginning of period                      22,171            9,402           39,924              615
                                               --------------   --------------   --------------   --------------
Net assets at end of period                    $       43,655   $       22,171   $       88,426   $       39,924
                                               ==============   ==============   ==============   ==============
Accumulation units:
   Purchases                                            1,461            2,420            4,034            3,077
   Withdrawals                                           (483)            (517)            (737)            (173)
                                               --------------   --------------   --------------   --------------
Net increase (decrease) in units outstanding              978            1,903            3,297            2,904
Units outstanding at beginning of year                  3,100            1,197            2,953               49
                                               --------------   --------------   --------------   --------------
Units outstanding at end of year                        4,078            3,100            6,250            2,953
                                               ==============   ==============   ==============   ==============

The accompanying notes are an integral part of these financial statements.

                        COMPANION LIFE SEPARATE ACCOUNT B

                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2003 AND 2002

1.   NATURE OF OPERATIONS
     Companion Life Separate Account B (Separate Account) was established by Companion Life Insurance Company (Companion) on August 27, 1996, under the laws of the State of New York, and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of the Separate Account are owned by Companion, however, the net assets of the Separate Account are clearly identified and distinguished from Companion's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life contracts is not chargeable with liabilities arising out of any other business Companion may conduct.

     A Separate Account policyholder may allocate funds to fixed income accounts, which are part of Companion's general account, in addition to those subaccounts detailed below. Interests in the fixed income accounts have not been registered under the Securities Act of 1933 and Companion has not been registered as an investment company under the Investment Company Act of 1940, due to exemptive and exclusionary provisions of such acts.

2.   SUBACCOUNTS
     The Separate Account is divided into subaccounts, each of which invests exclusively in shares of a corresponding mutual fund portfolio. The available portfolios and subaccounts are:

     Alger
     -----
     The Alger American Fund
     Alger American Growth Portfolio Class O ("American Growth")
     Alger American Small Capitalization Portfolio Class O ("American Small Capitalization")

     Federated
     ---------
     Federated Insurance Series
     Federated Prime Money Market II Portfolio ("Prime Money Fund II") Federated Fund for U.S. Govt. Securities II Portfolio ("Fund for U.S. Government Securities II")

     Fidelity
     --------
     Fidelity Variable Insurance Products Fund
     Fidelity VIP Equity Income Portfolio Initial Class ("VIP Equity Income") Fidelity VIP Mid Cap Portfolio Service Class 2 ("VIP Mid Cap") - Commenced May 1, 2003 (A)

     Fidelity Variable Insurance Products Fund II
     Fidelity VIP Asset Manager: Growth Portfolio Initial Class ("VIP Asset
     Manager: Growth") (A)
     Fidelity VIP Contrafund Portfolio Initial Class ("VIP Contrafund") Fidelity VIP Index 500 Portfolio Initial Class ("VIP Index 500")

     MFS
     ---
     MFS Variable Insurance Trust
     MFS Capital Opportunities Series Portfolio Initial Class ("Capital Opportunities Series")
     MFS Emerging Growth Series Portfolio Initial Class ("Emerging Growth
     Series")
     MFS High Income Series Portfolio Initial Class ("High Income Series") MFS Research Series Portfolio Initial Class ("Research Series")
     MFS Strategic Income Series Portfolio Initial Class ("Strategic Income Series")

     Pioneer
     -------
     Pioneer Variable Contracts Trust
     Pioneer Equity Income Fund VCT Portfolio Class II ("Equity Income VCT") Pioneer Fund VCT Portfolio Class II ("Fund VCT")
     Pioneer Growth Shares VCT Portfolio Class II ("Growth Shares VCT")
     Pioneer Mid Cap Value VCT Portfolio Class I ("Mid Cap Value VCT")
     Pioneer Real Estate Shares VCT Portfolio Class I ("Real Estate Shares VCT") Pioneer Small Cap Value VCT Portfolio Class II ("Small Cap Value VCT") - Commenced May 1, 2003 (A)

     Scudder
     -------
     Scudder Variable Series I
     Scudder VSI Global Discovery Portfolio Class B ("Global Discovery") Scudder VSI Growth and Income Portfolio Class B ("Growth and Income") (A) Scudder VSI International Portfolio Class A ("International")

     Scudder Investments VIT Funds (Formerly Deutsche Asset Management VIT
     Funds)
     Scudder VIT EAFE(R) Equity Index Fund Portfolio Class A ("VIT EAFE(R) Equity Index Fund")
     Scudder VIT Small Cap Index Fund Portfolio Class A ("VIT Small Cap Index Fund")

     T. Rowe Price
     -------------
     T. Rowe Price Equity Series, Inc.
     T. Rowe Price Equity Income Portfolio ("Equity Income")
     T. Rowe Price New America Growth Portfolio ("New America Growth")
     T. Rowe Price Personal Strategy Balanced Portfolio ("Personal Strategy Balanced")

     T. Rowe Price International Series, Inc.
     T. Rowe Price International Stock Portfolio ("International Stock")

     T. Rowe Price Fixed Income Series, Inc.
     T. Rowe Price Limited-Term Bond Portfolio ("Limited-Term Bond")

     Van Kampen
     ----------
     Van Kampen Universal Institutional Funds, Inc.
     Van Kampen UIF Emerging Markets Equity Portfolio ("UIF Emerging Markets Equity")
     Van Kampen UIF Core Plus Fixed Income Portfolio ("UIF Core Plus Fixed Income")

     (A) These subaccounts have had no activity since inception.

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     Security Valuation and Related Investment Income - Investments are made in the portfolios of the Separate Account and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

     The investments of the Separate Account and Companion Life Separate Account C are jointly held in accounts with the investment managers.

     Federal Income Taxes - Net taxable income or loss of the subaccounts of the Separate Account are included in the federal and state income tax return of Companion, which is taxed as a life insurance company under the Internal Revenue Code (IRC). Under current provisions of the IRC, Companion does not expect to incur federal income taxes on the earnings of the subaccounts of the Separate Account to the extent that earnings are credited under the contracts. Based on this, no charge is being made currently to the subaccounts of the Separate Account for federal income taxes.

4.   ACCOUNT CHARGES

     Contract Maintenance Charges:

     Cost of Insurance Charge - The cost of insurance is based upon the age, sex, risk and rate class of the insured, the specific amount of insurance coverage and the length of time the policy has been in force and is assessed through the redemption of units.

     Cost of Riders - Additional insured, accidental death benefit and disability riders are available at a cost based on the insured's age, sex, risk and rate class, and benefit amount. A paid-up life insurance rider is available at a cost of 3% of the accumulation value on the date exercised. These charges are assessed through the redemption of units.

     Mortality and Expense Risk Charge:
     Companion deducts a monthly charge through the redemption of units as compensation for the mortality and expense risks assumed by Companion. This charge is equal to an annual rate of .70% of the accumulation value decreasing to .55% of accumulation value (.15% of accumulation value in excess of $25,000) after ten years. This charge is assessed through the redemption of units. Companion guarantees that the mortality and expense charge will not increase above these levels.

     Administrative charge:
     Companion deducts an administrative charge on each monthly deduction date of $7. This charge is assessed through the redemption of units.

5.   PURCHASES AND SALES OF INVESTMENTS
     The aggregate cost of net daily purchases and proceeds from net daily sales of investments for the period ended December 31, 2003 were as follows:

                                                      Purchases        Sales
                                                    ------------   ------------
American Growth                                     $     19,941   $     69,615
American Small Capitalization                              1,852          2,058
Prime Money Fund II                                       53,727         64,225
Fund for U.S. Government Securities II                     1,482            516
VIP Contrafund                                             2,377            828
VIP Equity Income                                          3,679          3,186
VIP Index 500                                             59,210          9,336
Capital Opportunities Series                              94,010          3,892
Emerging Growth Series                                     3,495          1,786
High Income Series                                           497            262
Research Series                                              705            246
Strategic Income Series                                      602            417
Equity Income VCT                                            985          1,384
Fund VCT                                                   3,226          1,439
Growth Shares VCT                                            684            172
Mid Cap Value VCT                                         49,860         11,858
Real Estate Shares VCT                                     4,138          2,433
Global Discovery                                             823            408
International                                                199          1,126
VIT EAFE(R) Equity Index Fund                              3,228          3,467
VIT Small Cap Index Fund                                   3,862          2,539
Equity Income                                             51,203          7,767
International Stock                                       54,365          8,617
Limited-Term Bond                                          6,913          4,028
New America Growth                                         5,845          3,735
Personal Strategy Balanced                                   310            105
UIF Emerging Markets Equity                               11,826          4,180
UIF Core Plus Fixed Income                                55,907         10,275

6.   UNIT VALUES
     A summary of units, unit values, net assets at December 31 and investment income ratio, expense ratio and total return for the periods ended December 31, follows.

                                                     At December 31                   For the period ended December 31
                                       ------------------------------------------   ------------------------------------
                                                                                    Investment
                                                       Unit Fair                      Income      Expense       Total
                                          Units          Value        Net Assets      Ratio*      Ratio**     Return***
                                       ------------   ------------   ------------   ----------   ---------   -----------
Alger
-----
American Growth - 2003                        2,078   $      13.51   $     28,056         0.00%       0.00%        35.24%
American Growth - 2002                        6,001           9.99         59,965         0.02        0.00        (33.09)
American Growth - 2001                          395          14.93          5,881         0.03        0.00        (11.71) (A)
American Small Capitalization - 2003          1,045           9.08          9,488         0.00        0.00         42.32
American Small Capitalization - 2002          1,096           6.38          6,991         0.00        0.00        (26.24)
American Small Capitalization - 2001            930           8.65          8,042         0.05        0.00        (31.73)
Federated
---------
Prime Money Fund II - 2003                      735           1.26            922         0.81        0.00          0.80
Prime Money Fund II - 2002                    9,106           1.25         11,353         1.68        0.00          1.63
Prime Money Fund II - 2001                  156,675           1.23        192,622         1.67        0.00          3.36
Fund for U.S. Government Securities
 II - 2003                                       69          14.76          1,013         4.27        0.00          2.36
Fund for U.S. Government Securities
 II - 2002                                        2          14.42             24         6.13        0.00          8.99
Fund for U.S. Government Securities
 II - 2001                                        2          13.23             24         5.85        0.00         (2.91) (B)

                                                     At December 31                   For the period ended December 31
                                       ------------------------------------------   ------------------------------------
                                                                                    Investment
                                                       Unit Fair                      Income      Expense       Total
                                           Units         Value        Net Assets      Ratio*      Ratio**     Return***
                                       ------------   ------------   ------------   ----------   ---------   -----------
Fidelity
--------
VIP Contrafund - 2003                           817   $      16.10   $     13,156         0.43%       0.00%        28.49%
VIP Contrafund - 2002                           705          12.53          8,831         0.76        0.00         (9.40)
VIP Contrafund - 2001                           572          13.83          7,913         0.00        0.00        (12.25) (C)
VIP Equity Income - 2003                      1,279          13.96         17,847         1.83        0.00         30.35
VIP Equity Income - 2002                      1,231          10.71         13,187         1.10        0.00        (16.91)
VIP Equity Income - 2001                        905          12.89         11,669         0.11        0.00         (0.85)
VIP Index 500 - 2003                         12,431          13.02        161,840         1.16        0.00         28.40
VIP Index 500 - 2002                          7,993          10.14         81,035         0.50        0.00        (22.24)
VIP Index 500 - 2001                          1,647          13.04         21,479         0.05        0.00         (9.00)
MFS
---
Capital Opportunities Series - 2003           9,239          13.36        123,381         0.08        0.00         27.48
Capital Opportunities Series - 2002           1,861          10.48         19,505         0.08        0.00        (29.66)
Capital Opportunities Series - 2001           1,439          14.90         21,447         0.00        0.00         (9.70)
Emerging Growth Series - 2003                   717          11.31          8,109         0.00        0.00         30.30
Emerging Growth Series - 2002                   533           8.68          4,623         0.00        0.00        (33.79)
Emerging Growth Series - 2001                   184          13.11          2,413         0.00        0.00        (33.49) (B)
High Income Series - 2003                        37          12.77            469         4.86        0.00         17.91
High Income Series - 2002                        15          10.83            161        11.94        0.00          3.14
High Income Series - 2001                        40          10.50            420         0.77        0.00          2.13  (D)
Research Series - 2003                          249          10.92          2,719         0.66        0.00         24.66
Research Series - 2002                          202           8.76          1,770         0.24        0.00        (24.68)
Research Series - 2001                          142          11.63          1,651         0.00        0.00        (21.23) (B)
Strategic Income Series - 2003                   36          14.07            520         5.48        0.00         10.44
Strategic Income Series - 2002                   22          12.74            285         6.96        0.00          7.87
Strategic Income Series - 2001                   59          11.81            697         0.46        0.00          4.81  (D)
Pioneer
-------
Equity Income VCT - 2003                        746          11.04          8,232         2.02        0.00         22.26
Equity Income VCT - 2002                        796           9.03          7,182         2.13        0.00        (15.92)
Equity Income VCT - 2001                        363          10.74          3,900         1.89        0.00         (2.36)
Fund VCT - 2003                               1,181           8.49         10,036         0.92        0.00         23.40
Fund VCT - 2002                                 950           6.88          6,541         0.90        0.00        (19.34)
Fund VCT - 2001                                 441           8.53          3,762         0.67        0.00        (11.06) (B)
Growth Shares VCT - 2003                        204           6.09          1,249         0.00        0.00         24.80
Growth Shares VCT - 2002                        111           4.88            544         0.00        0.00        (35.87)
Growth Shares VCT - 2001                         23           7.61            175         0.00        0.00        (19.23) (F)
Mid Cap Value VCT - 2003                      7,901          16.88        133,388         0.33        0.00         37.46
Mid Cap Value VCT - 2002                      5,109          12.28         62,738         0.26        0.00        (11.14)
Mid Cap Value VCT - 2001                        459          13.82          6,343         0.04        0.00         (6.47) (B)
Real Estate Shares VCT - 2003                   999          16.56         16,549         5.04        0.00         34.74
Real Estate Shares VCT - 2002                   888          12.29         10,920         4.42        0.00          2.50
Real Estate Shares VCT - 2001                   642          11.99          7,696         5.90        0.00        (14.19)
Scudder
-------
Global Discovery - 2003                         170          16.40          2,796         0.00        0.00         48.69
Global Discovery - 2002                         138          11.03          1,528         0.00        0.00        (20.42)
Global Discovery - 2001                          80          13.86          1,109         0.00        0.00        (24.97) (B)

                                                     At December 31                   For the period ended December 31
                                       ------------------------------------------   ------------------------------------
                                                                                    Investment
                                                       Unit Fair                      Income      Expense       Total
                                           Units         Value        Net Assets      Ratio*      Ratio**     Return***
                                       ------------   ------------   ------------   ----------   ---------   -----------
Scudder (continued)
-------------------
International - 2003                             36   $       9.75   $        357         0.43%       0.00%        27.79%
International - 2002                            164           7.63          1,253         1.51        0.00        (18.40)
International - 2001                            927           9.35          8,669         0.20        0.00        (30.74)
VIT EAFE(R) Equity Index Fund - 2003          3,396           6.96         23,630         4.59        0.00         33.33
VIT EAFE(R) Equity Index Fund - 2002          3,421           5.22         17,848         1.17        0.00        (21.50)
VIT EAFE(R) Equity Index Fund - 2001          2,338           6.65         15,557         0.00        0.00        (26.11)
VIT Small Cap Index - 2003                    1,376          11.11         15,283         0.93        0.00         46.38
VIT Small Cap Index - 2002                    1,217           7.59          9,231         0.59        0.00        (20.61)
VIT Small Cap Index - 2001                      782           9.56          7,473         1.17        0.00         10.27
T. Rowe Price
-------------
Equity Income - 2003                          8,276          15.24        126,143         1.82        0.00         25.43
Equity Income - 2002                          4,962          12.15         60,264         2.37        0.00        (13.09)
Equity Income - 2001                            228          13.98          3,188         1.20        0.00          1.45  (A)
International Stock - 2003                   15,542           9.76        151,757         1.55        0.00         30.48
International Stock - 2002                    9,780           7.48         73,162         1.83        0.00        (18.25)
International Stock - 2001                      934           9.15          8,550         3.84        0.00        (22.18) (G)
Limited-Term Bond - 2003                      2,733          14.50         39,630         3.78        0.00          4.24
Limited-Term Bond - 2002                      2,536          13.91         35,274         4.96        0.00          5.46
Limited-Term Bond - 2001                      1,246          13.19         16,432         4.90        0.00          8.47  (G)
New America Growth - 2003                     1,812          11.02         19,959         0.00        0.00         35.05
New America Growth - 2002                     1,598           8.16         13,029         0.00        0.00        (28.23)
New America Growth - 2001                     1,155          11.37         13,135         0.00        0.00          3.36
Personal Strategy Balanced - 2003                30          15.39            462         2.48        0.00         24.82
Personal Strategy Balanced - 2002                16          12.33            189         2.57        0.00         (2.68)
Personal Strategy Balanced - 2001                 9          12.67            114         2.66        0.00         (2.41) (B)
Van Kampen
----------
UIF Emerging Markets Equity - 2003            4,078          10.71         43,655         0.00        0.00         49.79
UIF Emerging Markets Equity - 2002            3,100           7.15         22,171         0.00        0.00         (8.92)
UIF Emerging Markets Equity - 2001            1,197           7.85          9,402         0.00        0.00        (12.78)
UIF Core Plus Fixed Income - 2003             6,250          14.15         88,426         0.06        0.00          4.66
UIF Core Plus Fixed Income - 2002             2,953          13.52         39,924         7.80        0.00          7.73
UIF Core Plus Fixed Income - 2001                49          12.55            615         4.36        0.00          9.38  (E)

(A) For the period from April 2 to December 31, 2001.
(B) For the period from February 5 to December 31, 2001.
(C) For the period from March 16 to December 31, 2001.
(D) For the period from March 9 to December 31, 2001.
(E) For the period from February 20 to December 31, 2001.
(F) For the period from August 29 to December 31, 2001.
(G) For the period from January 3 to December 31, 2001.

*These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

**These ratios represent the annualized contract expenses of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

***These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                     PART C

                                OTHER INFORMATON

Item 27.  Exhibits

(a)  Board of Directors Resolutions.
          Resolution of the Board of Directors of United of Omaha establishing United of Omaha Variable Account B. (1)

(b)  Custodian Agreements. Not applicable.

(c)  Underwriting Contracts.

     (1) Principal Underwriter Agreement by and between Companion Life Insurance Company, on its own behalf and on behalf of the Variable Account, and Mutual of Omaha Investor Services, Inc. (5)
     (2) Form of Broker/Dealer Supervision and Sales Agreement by and between Mutual of Omaha Investor Services, Inc. and the Broker/Dealer. (1)
     (3)  Commission Schedule for Policies. (5)

(d)  Contracts.

     (1) Form of Policy for the ULTRA VARIABLE LIFE flexible premium variable universal life insurance policy. (5)
     (2)  Form of Disability Rider. (4)
     (3)  Optional Paid-Up life Insurance Rider. (4)
     (4)  Accidental Death Benefit Rider. (4)
     (5)  Term Life Insurance Rider on Additional Insured. (4)
     (6)  Systematic Transfer Enrollment Program Endorsement to the Policy. (4)

(e)  Applications.
     Form of Application for the ULTRA VARIABLE LIFE flexible premium variable universal life insurance policy (4)

(f)  Depositor's Certificate of Incorporation and By-Laws.
     (1)  Articles of Incorporation of Companion Life Insurance Company. (5)
     (2)  By-Laws of Companion Life Insurance Company. (5)

(g)  Reinsurance Contracts. Not Applicable.

(h)  Participation Agreements.
     1.a) Participation Agreement, as amended, by and among Companion Life
          Insurance Company, Fred Alger Management, Inc. and The Alger American Fund. (4)
       b) Amendment No. 3 to the Participation Agreement by and among Companion Life Insurance Company, Fred Alger Management, Inc. and The Alger American Fund. (7)
     2.a) Participation Agreement, as amended, by and among Companion Life
          Insurance Company, Insurance Management Series and Federated Securities Corp. (4)
       b) Amendment No. 3 to the Participation Agreement by and among Companion Life Insurance Company, Federated Insurance Series, formerly Insurance Management Series, and Federated Securities Corp. (7)
       c) Amendment No. 4 to the Participation Agreement by and among Companion Life Insurance Company, Federated Insurance Series, formerly Insurance Management Series, and Federated Securities Corp. (7)
     3.a) Participation Agreement, as amended, by and among Companion Life
          Insurance Company, Variable Insurance Products Fund, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (4)
       b) Second Amendment to Participation Agreement by and among Companion Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. (6)
       c) Third Amendment to the Participation Agreement by and among Companion Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. (7)
       d) Fourth Amendment to Participation Agreement by and among Companion Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (6)
       e) Fifth Amendment to the Participation Agreement by and among Companion Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (7)

     4.a) Participation Agreement, as amended, by and among Companion Life
          Insurance Company, MFS Variable Insurance Trust and Massachusetts Financial Services Company. (4)
       b) Amendment No. 3 to the Participation Agreement by and among Companion Life Insurance Company, MFS Variable Insurance Trust and Massachusetts Financial Services Company. (7)
     5.a) Participation Agreement by and among Companion Life Insurance Company,
          Pioneer Variable Contracts Trust and Pioneer Funds Distributor, Inc.
          (4)
       b) Amendment No. 2 to the Participation Agreement by and among Companion Life Insurance Company, Pioneer Variable Contracts Trust and Pioneer Funds Distributor, Inc. (7)
       c) Amendment No. 3 to the Participation Agreement by and among Companion Life Insurance Company, Pioneer Variable Contracts Trust and Pioneer Funds Distributor, Inc. (7)
     6.a) Participation Agreement by and between Companion Life Insurance
          Company and the Scudder Variable Life Insurance Fund. (3)
       b) First Amendment to the Participation Agreement by and among United of Omaha Life Insurance Company, Companion Life Insurance Company of New York and Scudder Variable Life Investment Fund. (4)
       c) Amendment No. 2 to the Participation Agreement by and among Companion Life Insurance Company, United of Omaha Life Insurance Company, and Scudder Variable Life Investment Fund (now known as Scudder Variable Series I.). (7)
     7.a) Participation Agreement, as amended, by and among Companion Life
          Insurance Company, T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series and T. Rowe Price Investment Services, Inc. (4)
       b) Amended Schedule A effective September 28, 2000 to the Participation Agreement by and among Companion Life Insurance Company, T. Rowe Price International Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Investment Services, Inc. (7)
       c) Amendment No. 1 to the Participation Agreement by and among Companion Life Insurance Company, T. Rowe Price International Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Investment Services, Inc. (7)
     8.a) Participation Agreement by and among Companion Life Insurance Company,
          Morgan, Stanley Universal Funds, Inc., Morgan Stanley Asset Management, Inc. and Miller Anderson & Sherrerd LLP. (4)
       b) Amendment to the Participation Agreement by and among Companion Life Insurance Company, The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.) and Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.). (7)
     9.a) Participation Agreement by and between Companion Life Insurance
          Company and BT Insurance Funds Trust. (2)
       b) Amendment No. 1 to the Fund Participation Agreement among Deutsche Asset Management VIT Funds, formerly BT Insurance Funds Trust, Bankers Trust Company and Companion Life Insurance Company. (6)

(i)  Administrative Contracts. Not applicable.

(j)  Other Material Contracts. Not applicable.


(k)  Legal Opinion.

     1)   Opinion and Consent of Thomas J. McCusker.

(l)  Actuarial Opinion. Opinion and Consent of Actuary.

(m)  Calculations. Not applicable.

(n)  Other Opinions.

     1)   Consent of Independent Auditor.


(o)  Omitted Financial Statements. Not applicable.

(p)  Initial Capital Agreements. Not applicable.

(q) Redeemability Exemptions. Issuance, transfer and redemption procedures memorandum. (5)

(r)  Powers of Attorney (7).

(1) Incorporated by reference to the Registration Statement for Companion Life Separate Account C filed on April 23, 1997 (File No. 33-98062).
(2) Incorporated by reference to the Registration Statement for Companion Life Separate Account C filed on April 26, 2000 (File No. 33-98062).
(3) Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 23, 1997 (File No. 33-89848).
(4) Incorporated by reference to the Registration Statement for Companion Life Separate Account B filed on July 11, 2000 (File No. 333-41172).
(5) Incorporated by reference to the Registration Statement for Companion Life Separate Account B filed on September 28, 2000 (File No. 333-41172).
(6) Incorporated by reference to the Registration Statement for Companion Life Separate Account C filed on April 29, 2002 (File No. 33-98062).
(7) Incorporated by reference to the Registration Statement for Companion Life Separate Account C filed on February 27, 2004 (File No. 33-98062).

Item 28.  Directors and Officers of the Depositor.

   Name and Principal
    Business Address*                Position and Offices with Depositor
------------------------   -----------------------------------------------------
Fred C. Boddy...........   Vice President, Treasurer, Assistant Secretary and
                           Director
William G. Campbell.....   Director
Samuel L. Foggie, Sr....   Director
M. Jane Huerter.........   Secretary and Director
Charles T. Locke III....   Director
Daniel P. Neary.........   President and Director
James J. O'Neill........   Director
Oscar S. Strauss II.....   Director
John W. Weekly..........   Chairman of the Board and Director
Michael C. Weekly.......   Director

     * The principal business address for each officer and director is Companion Life Insurance Company, Mutual of Omaha Plaza, Omaha, Nebraska 68175.

Item 29. Persons Controlled by or Under Common Control With the Depositor or Registrant

                  All subsidiaries are wholly owned and controlled.

--------------------------------------------------------------------------------
                                                       Percent of Voting
Name                                     Jurisdiction  Securities Owned
--------------------------------------------------------------------------------
Mutual of Omaha Insurance Company        Nebraska      Self Owned and Controlled
--------------------------------------------------------------------------------
Fulcrum Growth Partners, L.L.C.          Delaware      80% Subsidiary of Mutual
                                                       of Omaha Insurance
                                                       Company
--------------------------------------------------------------------------------
BalCo Holdings, L.L.C.                   Delaware      90% Subsidiary of Fulcrum
                                                       Growth Partners, L.L.C.
--------------------------------------------------------------------------------
KFS Corporation                          Nebraska      100% Subsidiary of Mutual
                                                       of Omaha Insurance
                                                       Company
--------------------------------------------------------------------------------
Kirkpatrick, Pettis, Smith, Polian Inc.  Nebraska      100% Subsidiary of KFS
                                                       Corporation
--------------------------------------------------------------------------------
Kirkpatrick Pettis Capital Management,   Nebraska      100% Subsidiary of KFS
Inc.                                                   Corporation
--------------------------------------------------------------------------------
Kirkpatrick Pettis Investment            Nebraska      100% Subsidiary of KFS
Management, Inc.                                       Corporation
--------------------------------------------------------------------------------
Kirkpatrick Pettis Trust Company         Nebraska      94% Subsidiary of KFS
                                                       Corporation
--------------------------------------------------------------------------------
Mutual of Omaha Health Plans, Inc.       Nebraska      100% Subsidiary of Mutual
                                                       of Omaha Insurance
                                                       Company
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       Percent of Voting
Name                                     Jurisdiction  Securities Owned
--------------------------------------------------------------------------------
Exclusive Healthcare, Inc.               Nebraska      100% Subsidiary of Mutual
                                                       Omaha Health Plans, Inc.
--------------------------------------------------------------------------------
Ingenium Benefits, Inc.                  Nebraska      100% Subsidiary of Mutual
                                                       of Omaha Health Plans,
                                                       Inc.
--------------------------------------------------------------------------------
Mutual of Omaha Holdings, Inc.           Nebraska      100% Subsidiary of Mutual
                                                       Omaha Insurance Company
--------------------------------------------------------------------------------
innowave incorporated                    Nebraska      100% Subsidiary of Mutual
                                                       of Omaha Holdings, Inc.
--------------------------------------------------------------------------------
innowave Pure Water Technologies, Inc.   Nebraska      100% Subsidiary of
                                                       innowave incorporated.
--------------------------------------------------------------------------------
Mutual of Omaha Investor Services, Inc.  Nebraska      100% Subsidiary of Mutual
                                                       of Omaha Holdings, Inc.
--------------------------------------------------------------------------------
Mutual of Omaha Marketing Corporation    Nebraska      100% Subsidiary of Mutual
                                                       of Omaha Holdings, Inc
--------------------------------------------------------------------------------
The Omaha Indemnity Company              Wisconsin     100% Subsidiary of Mutual
                                                       of Omaha Insurance
                                                       Company
--------------------------------------------------------------------------------
Omaha Property and Casualty Insurance    Nebraska      100% Subsidiary of Mutual
Company                                                of Omaha Insurance
                                                       Company
--------------------------------------------------------------------------------
Adjustment Services, Inc.                Nebraska      100% Subsidiary of Omaha
                                                       Property and Casualty
                                                       Insurance Company
--------------------------------------------------------------------------------
United of Omaha Life Insurance Company   Nebraska      100% Subsidiary of Mutual
                                                       of Omaha Insurance
                                                       Company
--------------------------------------------------------------------------------
Companion Life Insurance Company         New York      100% Subsidiary of United
                                                       of Omaha Life Insurance
                                                       Company
--------------------------------------------------------------------------------
Mutual of Omaha Structured Settlement    Connecticut   100% Subsidiary of United
Company, Inc.                                          of Omaha Life Insurance
                                                       Company
--------------------------------------------------------------------------------
Mutual of Omaha Structured Settlement    New York      100% Subsidiary of United
Company of New York, Inc.                              of Omaha Life Insurance
                                                       Company
--------------------------------------------------------------------------------
United World Life Insurance Company      Nebraska      100% Subsidiary of United
                                                       of Omaha Life Insurance
                                                       Company
--------------------------------------------------------------------------------

Item. 30  Indemnification

               The Bylaws of Companion Life, adopted by Companion Life Insurance Company ("Companion") provide for indemnification of a director, officer or employee to the full extent of the law. Generally, the New York Business Corporation Act permits indemnification against expenses, judgments, fines and amounts paid in settlement actually and reasonably incurred if the indemnitee acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation. However, no indemnification shall be made in any type of action by or in the right of Companion if the proposed indemnitee is adjudged to be liable for negligence or misconduct in the performance of his or her duty to Companion, unless a court determines otherwise.

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriter. Mutual of Omaha Investor Services, Inc., Mutual of Omaha Plaza, Omaha, NE 68132

          (a) Other Activity. In addition to Companion Life Separate Account B, Mutual of Omaha Investor Services, Inc. is the principal underwriter for policies offered by Companion through Companion Life Separate Account C and by United of Omaha Life Insurance Company through United of Omaha Separate Account C and United of Omaha Separate Account B.

          (b) Management. The directors and principal officers of Mutual of Omaha Investor Services, Inc. are as follows:

              Name and Principal   Positions and Offices with
              Business Address*    Mutual of Omaha Investor Services, Inc.
              ------------------   ---------------------------------------
              John W. Weekly       Chairman, Director
              Richard A. Witt      President, Director
              M. Jane Huerter      Secretary and Director
              Daniel P. Neary      Director
              William J. Bluvas    Vice President, Treasurer

*    Principal business address is Mutual of Omaha Plaza, Omaha, Nebraska
     68175.

(c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.


--------------------------------------------------------------------------------
       (1)                (2)             (3)            (4)            (5)
                          Net
                     Underwriting
Name of Principal    Discounts and   Compensation     Brokerage       Other
   Underwriter        Commissions    on Redemption   Commissions   Compensation
--------------------------------------------------------------------------------
Mutual of Omaha
Investor Services,
Inc.                 $       3,465   None            N/A           N/A
--------------------------------------------------------------------------------


Item 32.  Location of Accounts and Records

          The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Companion at Mutual of Omaha Plaza, Omaha, Nebraska 68175.

Item 33.  Management Services.

     All management contracts are discussed in Part A or Part B.

Item 34.  Fee Representation

     Companion Life Insurance Company represents that the aggregate charges under the Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Companion Life Insurance Company.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Companion Life Insurance Company and Companion Life Separate Account B certify that this Amendment meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and that they have duly caused this registration statement to be signed on their behalf by the undersigned, duly authorized, in the City of Omaha, and State of Nebraska, on the 29th day of April, 2004.

                                          COMPANION LIFE SEPARATE ACCOUNT B
                                                    (Registrant)


                                          COMPANION LIFE INSURANCE COMPANY
                                                     (Depositor)


                                          By:  /s/ Thomas J. McCusker
                                             -----------------------------------
                                               Thomas J. McCusker
                                               General Counsel

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Signatures                      Title                           Date

/s/ *
-----------------------------   Director and Chairman           4/29/04
JOHN W. WEEKLY

/s/ *
-----------------------------   President                       4/29/04
DANIEL P. NEARY

/s/ *                           Vice President & Treasurer      4/29/04
-----------------------------   (Principal Financial Officer)
FRED C. BODDY, JR.

/s/ *
-----------------------------   Director                        4/29/04
WILLIAM G. CAMPBELL

/s/ *
-----------------------------   Director                        4/29/04
SAMUEL L. FOGGIE, SR.

/s/ *
-----------------------------   Director                        4/29/04
M. JANE HUERTER

/s/ *
-----------------------------   Director                        4/29/04
CHARLES T. LOCKE III

/s/ *
-----------------------------   Director                        4/29/04
JAMES J. O'NEILL

/s/ *
-----------------------------   Director                        4/29/04
OSCAR S. STRAUS II

/s/ *
-----------------------------   Director                        4/29/04
DANIEL P. NEARY

/s/ *
-----------------------------   Director                        4/29/04
FRED C. BODDY, JR.

Signatures                      Title                           Date

/s/ *
-----------------------------   Director                        4/29/04
MICHAEL C. WEEKLY


By:  /s/ Thomas J. McCusker
     ----------------------                                     4/29/04
     Attorney-in-Fact
Pursuant to Power of Attorney

* Signed by Thomas J. McCusker under Powers of Attorney effective indefinitely as of January 1, 1999 and December 8, 2003, filed as exhibits incorporated by reference in this Post-Effective Amendment No. 6 to the Registration Statement.

--------------------------------------------------------------------------------
                                                     Registration No. 333-41172
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

--------------------------------------------------------------------------------

                        COMPANION LIFE SEPARATE ACCOUNT B
                        =================================

                                       OF

                        COMPANION LIFE INSURANCE COMPANY

                                    --------
                                    EXHIBITS
                                    --------

                                       TO

                      POST-EFFECTIVE AMENDMENT NO. 6 TO THE
                       REGISTRATION STATEMENT ON FORM N-6

                                      under

                           THE SECURITIES ACT OF 1933

--------------------------------------------------------------------------------
                                 April 29, 2004

                                  EXHIBIT INDEX
                                  -------------

Exhibit No.    Description of Exhibit
-----------

   27(k).      Opinion and Consent of Counsel.
   27(l).      Opinion and Consent of Actuary.
   27(n).      Consent of Independent Auditor.